UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-02354

BlackRock Provident Institutional Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

registrant’s telephone number, including area code:     302-797-2460

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Investment Portfolios

offered by

BlackRock Provident

Institutional Funds

Semi-Annual Report

April 30, 2003

NOT FDIC INSURED	May Lose Value No Bank Guarantee

100 Bellevue Parkway 4th Floor Wilmington, DE 19809 (302) 797-2000 www.brpif.com

May 15, 2003

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Provident Institutional Funds for the six-month period ended April 30, 2003.

BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

Ralph Schlosstein

Chairman & President

BlackRock Provident Institutional Funds

TempFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value
AGENCY OBLIGATIONS—10.8%
Federal Farm Credit Bank Bonds—0.5%

4.25%	07/01/03	$25,608	$25,685,901
1.35%	01/23/04	98,000	98,039,976

			123,725,877

Federal Home Loan Bank Bonds—3.8%
4.50%	07/07/03	82,000	82,311,986
5.58%	09/02/03	58,770	59,492,993
5.13%	09/15/03	70,470	71,482,761
5.38%	01/05/04	59,000	60,627,652
3.75%	02/13/04	24,685	25,157,462
5.50%	03/22/04	39,545	41,007,924
3.75%	04/15/04	39,745	40,663,814
4.88%	04/16/04	34,025	35,176,151
1.45%	05/12/04	293,000	293,000,000
1.40%	05/14/04	174,000	174,000,000
4.88%	05/14/04	12,185	12,623,486

			895,544,229

Federal Home Loan Mortgage Corporation Bonds—1.1%
7.38%	05/15/03	46,335	46,424,777
3.50%	09/15/03	66,000	66,435,558
6.38%	11/15/03	5,300	5,445,464
5.00%	01/15/04	26,675	27,369,383
5.25%	02/15/04	45,000	46,383,028
5.00%	05/15/04	56,191	58,286,796

			250,345,006

Federal Home Loan Mortgage Corporation Discount Notes—0.2%
1.26%	02/26/04	59,000	58,378,435

Federal National Mortgage Association Bonds—3.4%
4.00%	08/15/03	114,581	115,298,604
3.13%	11/15/03	55,406	55,963,625
5.13%	02/13/04	401,415	413,298,051
1.40%	04/16/04	100,000	99,972,931
5.63%	05/14/04	128,795	134,455,637

			818,988,848

Federal National Mortgage Association Discount Notes—1.8%
1.23%	08/06/03	280,000	279,072,033
1.27%	02/06/04	145,774	144,328,934

			423,400,967

TOTAL AGENCY OBLIGATIONS (Cost $2,570,383,362)			2,570,383,362

	Maturity	Par (000)	Value
CERTIFICATES OF DEPOSIT—6.5%
Domestic Certificates of Deposit

Bank of America, N.A. (A-1+, P-1)
1.25%	06/24/03	$250,000	$250,000,000
Bank of New York (A-1+, P-1)
2.12%	08/12/03	25,000	25,007,636
2.14%	08/12/03	55,000	55,018,355
2.07%	08/20/03	59,000	59,008,010
Citibank, N.A. (A-1+, P-1)
1.26%	05/20/03	245,000	245,000,000
1.26%	05/21/03	100,000	99,999,831
Harris Trust & Savings Bank (A-1+, P-1)
1.20%	05/19/03	195,000	195,000,000
1.25%	06/13/03	100,000	100,000,000
1.25%	07/21/03	100,000	100,000,000
Marshall & Ilsley Bank (A-1, P-1)
1.25%	07/18/03	100,000	100,000,000
State Street Bank & Trust Co. (A-1+, P-1)
2.12%	07/10/03	80,000	80,000,000
U.S. Bank, N.A. (A-1, P-1)
2.02%	08/22/03	50,000	50,000,000
Wells Fargo Bank, N.A. (A-1+, P-1)
1.24%	05/30/03	200,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,559,033,832)			1,559,033,832

COMMERCIAL PAPER—42.5%
Asset Backed Securities—24.8%
Amstel Funding Corp. (A-1+, P-1)
1.28%	05/19/03	195,000	194,875,200
1.29%	05/19/03	75,050	75,001,593
1.26%	07/25/03	76,421	76,193,648
1.28%	07/25/03	172,282	171,761,325
1.26%	07/28/03	92,910	92,623,837
Amsterdam Funding Corp. (A-1, P-1)
1.26%	05/05/03	25,000	24,996,500
1.26%	05/06/03	60,000	59,989,500
1.25%	05/13/03	30,000	29,987,500
1.26%	05/20/03	18,681	18,668,577
1.26%	05/21/03	75,000	74,947,500
1.26%	05/22/03	75,000	74,944,875
Barton Capital Corp. (A-1+, P-1)
1.26%	05/22/03	24,772	24,753,793
Corporate Asset Funding Co. (A-1+, P-1)
1.25%	06/19/03	48,000	47,918,333
Corporate Receivables Corp. (A-1+, P-1)
1.24%	05/13/03	100,000	99,958,667
CXC LLC (A-1+, P-1)
1.24%	05/29/03	85,000	84,918,022

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Delaware Funding Corp. (A-1+, P-1)
1.25%	05/15/03	$64,747	$64,715,526
1.25%	05/19/03	34,000	33,978,750
Edison Asset Securitization LLC (A-1+, P-1)
1.24%	06/11/03	175,000	174,752,861
1.24%	06/16/03	180,000	179,714,800
1.26%	06/23/03	200,000	199,629,000
Fairway Finance Corp. (A-1, P-1)
1.25%	05/12/03	50,058	50,038,881
1.26%	05/15/03	123,337	123,276,565
1.26%	05/23/03	75,099	75,041,174
1.27%	06/02/03	75,000	74,915,333
1.20%	06/16/03	100,000	99,846,667
Falcon Asset Securitization Corp. (A-1, P-1)
1.25%	05/13/03	10,000	9,995,833
1.26%	05/15/03	93,535	93,489,168
1.26%	05/16/03	46,072	46,047,812
1.26%	05/23/03	170,000	169,869,100
1.27%	05/23/03	160,195	160,071,160
Fcar Owner Trust Series I (A-1+, P-1)
1.25%	05/12/03	50,000	49,980,903
1.25%	05/13/03	100,000	99,958,333
1.26%	06/05/03	111,800	111,663,045
Jupiter Securitization Corp. (A-1, P-1)
1.25%	05/08/03	43,000	42,989,549
1.25%	05/09/03	50,000	49,986,111
1.25%	05/12/03	105,000	104,959,896
1.26%	05/22/03	126,840	126,746,773
1.26%	05/23/03	30,275	30,251,688
Moat Funding LLC (A-1+, P-1)
1.26%	05/12/03	95,000	94,963,425
1.26%	07/24/03	100,000	99,706,000
Mortgage Interest Networking Trust (A-1+, P-1)
1.27%	05/07/03	110,000	109,976,717
1.27%	05/08/03	110,000	109,972,836
Ness LLC (A-1, P-1)
1.26%	05/12/03	44,038	44,021,045
1.26%	06/23/03	46,534	46,447,679
1.27%	07/21/03	103,281	102,985,875
Old Line Funding Corp. (A-1+, P-1)
1.26%	06/23/03	93,011	92,838,465
Park Avenue Receivables (A-1, P-1)
1.25%	05/08/03	101,128	101,103,420
1.25%	05/13/03	82,871	82,836,470
1.27%	05/22/03	33,619	33,594,094
Pennine Funding LLC (A-1+, P-1)
1.19%	05/12/03	150,000	149,945,458

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Preferred Receivables Funding Corp. (A-1, P-1)
1.26%	05/01/03	$294,693	$294,693,000
1.24%	05/02/03	63,117	63,114,826
1.25%	05/14/03	60,000	59,972,917
Receivables Capital Corp. (A-1+, P-1)
1.27%	05/07/03	104,848	104,825,807
Scaldis Capital LLC (A-1+, P-1)
1.26%	05/07/03	40,000	39,991,600
1.27%	05/27/03	127,000	126,883,513
1.26%	06/24/03	39,828	39,752,725
1.25%	07/08/03	50,098	49,979,713
Sheffield Receivables Corp. (A-1+, P-1)
1.25%	05/07/03	85,000	84,982,292
1.26%	05/07/03	185,000	184,961,150
1.27%	05/08/03	50,000	49,987,653
1.27%	05/16/03	101,030	100,976,538
1.27%	05/19/03	79,340	79,289,619
1.26%	05/23/03	240,000	239,815,200

			5,911,075,835

Banks—12.1%
Citicorp (A-1+, P-1)
1.26%	07/16/03	150,000	149,601,000
Deutsche Bank Financials LLC (A-1+, P-1)
2.08%	07/10/03	294,000	292,813,792
Forrestal Funding Master Trust (A-1+, P-1)
1.26%	05/13/03	25,000	24,989,500
1.26%	05/20/03	107,152	107,080,744
1.26%	05/23/03	110,120	110,035,208
1.26%	05/27/03	60,234	60,179,187
HSBC USA, Inc. (A-1+, P-1)
1.21%	07/22/03	150,000	149,586,583
J.P. Morgan Chase & Co. (A-1, P-1)
1.30%	05/07/03	225,000	224,951,250
1.30%	05/08/03	400,000	399,898,889
1.28%	07/16/03	400,000	398,919,111
Kitty Hawk Funding Corp. (A-1+, P-1)
1.26%	05/19/03	45,839	45,810,121
1.24%	05/30/03	330,693	330,362,675
Toronto-Dominion Holdings (A-1, P-1)
1.32%	05/01/03	150,000	150,000,000
1.24%	05/13/03	185,000	184,923,533
1.26%	05/15/03	250,000	249,877,500

			2,879,029,093

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Finance Services—0.7%
Ing (US) Funding LLC (A-1+, P-1)
1.24%	05/09/03	$100,000	$99,972,445
1.24%	05/12/03	66,000	65,974,993

			165,947,438

Security Brokers & Dealers—0.9%
Morgan Stanley Dean Witter & Co. (A-1, P-1)
1.30%	05/15/03	210,000	209,893,833

Short Term Business Credit Institutions—4.0%
General Electric Capital Corp. (A-1+, P-1)
1.27%	06/17/03	222,530	222,161,033
1.25%	06/19/03	175,000	174,702,257
1.23%	07/07/03	152,000	151,652,046
1.26%	07/28/03	250,000	249,230,000
1.11%	09/04/03	165,000	164,358,975

			962,104,311

TOTAL COMMERCIAL PAPER (Cost $10,128,050,510)			10,128,050,510

MASTER NOTES—1.7%
Security Brokers & Dealers
Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(d)
1.48%	05/01/03	300,000	300,000,000
1.36%	05/05/03	110,000	110,000,000

TOTAL MASTER NOTES (Cost $410,000,000)			410,000,000

VARIABLE RATE OBLIGATIONS—25.8%
Banks—16.6%
Bank of New York Co. (A+, Aa3)
1.31%(b)	05/01/03	125,000	125,000,000
Bank One Illinois, N.A. (A-1, P-1)
1.29%(b)	05/01/03	140,000	139,991,093
Bank One Illinois, N.A. (A+, Aa3)
1.22%(b)	07/29/03	200,000	199,939,990
Citigroup, Inc. (AA-, Aa1)
1.54%(b)	05/09/03	111,275	111,543,202
1.42%(b)	05/30/03	181,800	181,815,109
1.41%(b)	07/17/03	45,000	45,014,488
Deutsche Bank Financial LLC (A-1, P-1)
1.31%(b)	05/01/03	420,000	420,000,000
First Union National Bank (A+, Aa2)
1.41%(b)	05/29/03	50,000	50,004,614
National City Bank Cleveland (A+, Aa3)
1.28%(b)	05/27/03	230,000	229,993,514

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Banks (continued)
National City Bank Indiana (A+, Aa3)
1.29%(b)	05/01/03	$200,000	$199,995,068
1.30%(b)	05/01/03	50,000	49,991,670
1.31%(b)	05/01/03	350,000	349,987,247
SMM Trust Series 2002G (A-1+, P-1)
1.34%(b)	06/03/03	431,864	431,864,000
SMM Trust Series 2002M (A-1+, P-1)
1.26%(b)	06/16/03	148,000	148,000,000
U.S. Bank, N.A. (A+, Aa2)
1.30%(b)	05/01/03	138,000	137,989,776
1.19%(b)	07/01/03	250,000	249,983,133
Wachovia Bank, N.A. (A-1, P-1)
1.30%(b)	05/01/03	200,000	200,000,000
Wells Fargo Bank, N.A. (A+, Aa2)
1.29%(b)	05/01/03	170,000	170,000,000
1.29%(b)	05/01/03	330,000	330,000,000
1.30%(b)	05/01/03	190,000	190,000,000

			3,961,112,904

Federal Home Loan Bank—3.4%
Federal Home Loan Bank Variable Rate Notes
1.14%(b)	06/20/03	400,000	399,804,928
1.13%(b)	06/30/03	400,000	399,879,820

			799,684,748

Finance Services—1.0%
Credit Suisse First Boston USA, Inc. (A+, Aa3)
1.29%(b)	07/23/03	200,000	200,000,000
Donaldson Lufkin & Jenrette, Inc. (A+, Aa3)
1.85%(b)	07/18/03	42,100	42,147,259

			242,147,259

Life Insurance—0.4%
Metlife Global Funding (AA, Aa2)
1.33%(b)	05/28/03	95,000	95,000,000

Municipal Bonds—0.2%
New York—0.0%
New York Housing Finance Agency RB (Victory Housing Project) Series 2000B DN (Key Bank N.A. LOC) (VMIG-1)
1.32%(b)	05/07/03	7,770	7,770,000

Texas—0.2%
Texas GO (Veterans Housing Assessment Project) Series 1999A-2 DN (A-1+, VMIG-1)
1.32%(b)	05/07/03	43,100	43,100,000

			50,870,000

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Security Brokers & Dealers—3.1%
Merrill Lynch & Co., Inc. (A+, Aa3)
1.35%(b)	05/12/03	$250,000	$250,000,000
1.59%(b)	05/30/03	70,000	70,011,411
1.44%(b)	06/24/03	56,375	56,386,819
1.47%(b)	06/25/03	54,870	54,903,626
Morgan Stanley Dean Witter & Co. (A+, Aa3)
1.41%(b)	05/15/03	200,000	200,000,000
Salomon Smith Barney Holdings, Inc. (AA-, Aa1)
1.53%(b)	05/07/03	3,250	3,250,166
1.46%(b)	06/23/03	93,000	93,036,593

			727,588,615

Short Term Business Credit Institutions—1.1%
General Electric Capital Corp. (AAA, Aaa)
1.42%(b)	05/05/03	71,600	71,633,564
1.35%(b)	05/19/03	155,000	155,000,000
1.32%(b)	05/28/03	42,500	42,512,933

			269,146,497

TOTAL VARIABLE RATE OBLIGATIONS (Cost $6,145,550,023)			6,145,550,023

MEDIUM TERM NOTES—3.3%
Banks—0.6%
Citigroup, Inc. (AA-, Aa1)
5.70%	02/06/04	$123,500	127,422,735

Security Brokers & Dealers—2.7%
Goldman Sachs Group PN (A+, Aa3)
1.27%	06/05/03	125,000	125,000,000
1.27%	06/16/03	125,000	125,000,000
1.30%	07/23/03	400,000	400,000,000

			650,000,000

TOTAL MEDIUM TERM NOTES (Cost $777,422,735)			777,422,735

TIME DEPOSITS—0.7%
National City Bank Kentucky (A-1, P-1)
1.28%	05/01/03	166,000
TOTAL TIME DEPOSITS (Cost $166,000,000)			166,000,000

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS—11.0%
Goldman Sachs & Co.
1.33%	05/01/03		$350,000	$350,000,000

(Agreement dated 04/30/03 to be repurchased at $350,012,931 collateralized by $830,199,762 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 9.50% due from 03/01/08 to 08/01/32. The market value is $360,500,000.)

Goldman, Sachs & Co.
1.24%	06/18/03	(c)	400,000	400,000,000

(Agreement dated 04/30/03 to be repurchased at $400,675,111 collateralized by $948,799,727 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 9.50% due from 03/01/08 to 08/01/32. The market value is $412,000,000.)

J. P. Morgan Securities, Inc.
1.16%	05/01/03		200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,006,444 collateralized by $205,669,000 Federal National Mortgage Association Discount Notes and U.S. Treasury Bills 0.00% to 1.13% due from 05/22/03 to 12/16/03. The market value is $204,783,958.)

Lehman Brothers Inc.
1.25%	05/01/03		75,000	75,000,000

(Agreement dated 04/30/03 to be repurchased at $75,002,604 collateralized by $99,374,761 Federal National Mortgage Association Variable Rate Notes 4.75% to 6.23% due from 03/01/32 to 11/01/32. The market value is $77,254,231.)

Morgan Stanley & Co. Incorporated
1.25%	05/01/03		28,300	28,300,000

(Agreement dated 04/30/03 to be repurchased at $28,300,983 collateralized by $155,619,294 Federal Home Loan Mortgage Corporation Strips and Strip Principals, Federal National Mortgage Association Strips and Strip Principals, and U.S. Treasury Bonds 0.00% to 8.00% due from 08/25/15 to 04/01/33. The market value is $29,152,844.)

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co. Incorporated
1.33%	05/01/03	$250,000	$250,000,000

(Agreement dated 04/30/03 to be repurchased at $250,009,236 collateralized by $1,374,728,743 Federal Home Loan Mortgage Corporation Strips and Strip Principals, Federal National Mortgage Association Strips and Strip Principals and U.S. Treasury Bonds 0.00% to 8.00% due from 08/25/15 to 04/01/33. The market value is $257,533,954.)

Morgan Stanley & Co. Incorporated
1.34%	05/01/03	263,376	263,376,000

(Agreement dated 04/30/03 to be repurchased at $263,385,803 collateralized by $1,448,282,230 Federal Home Loan Mortgage Corporation Strips and Strip Principals, Federal National Mortgage Association Strips and Strip Principals and U.S. Treasury Bonds 0.00% to 8.00% due from 08/25/15 to 04/01/33. The market value is $271,313,051.)

UBS Warburg LLC.
1.18%	05/01/03	167,000	167,000,000

(Agreement dated 04/30/03 to be repurchased at $167,005,474 collateralized by $207,755,000 Federal Agricultural Mortgage Association Discount Notes and Federal National Mortgage Association Discount Notes and Strips 0.00% due from 04/30/03 to 11/01/18. The market value is $206,003,113.)

UBS Warburg LLC.
1.21%	05/01/03	47,100	47,100,000

(Agreement dated 04/30/03 to be repurchased at $47,101,583 collateralized by $47,085,000 Federal National Mortgage Association Bonds 5.50% due 05/01/33. The market value is $48,514,999.)
UBS Warburg LLC.
1.35%	05/01/03	100,000	100,000,000

(Agreement dated 04/30/03 to be repurchased at $100,003,750 collateralized by $203,593,895 Federal National Mortgage Association Bonds 5.50% to 7.00% due from 11/01/12 to 05/01/33. The market value is $103,000,368.)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Warburg LLC.
1.25%	05/15/03	(c)	$500,000	$500,000,000

(Agreement dated 04/28/03 to be repurchased at $500,295,139 collateralized by $810,871,583 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 7.00% due from 06/01/11 to 04/01/33. The market value is $515,002,389.)

UBS Warburg LLC.
1.25%	06/12/03	(c)	250,000	250,000,000

(Agreement dated 04/15/03 to be repurchased at $250,503,472 collateralized by $750,381,946 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 6.00% to 11.00% due from 04/01/08 to 02/01/33. The market value is $257,500,903.)

TOTAL REPURCHASE AGREEMENTS

(Cost $2,630,776,000)				2,630,776,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $24,387,216,462(a))	102.3%	24,387,216,462
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)%	(542,474,844)

NET ASSETS (Equivalent to $1.00 per share based on 19,927,554,230 Institutional Shares, 3,767,888,156 Dollar Shares, 56,598,163 Cash Management Shares, 15,374,796 Cash Reserve Shares, 307,363 Administration Shares and 77,493,772 Bear Stearns Shares outstanding)	100.0%	$23,844,741,618

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($23,844,741,618 ÷ 23,845,216,480)		$1.00

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.
(d)	Ratings reflect those of guarantor.

TempFund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	13,684,789,000	56.2%
31-60 Days	3,900,812,000	16.0
61-90 Days	3,915,700,000	16.1
91-120 Days	583,581,000	2.4
121-150 Days	360,240,000	1.5
Over 150 Days	1,921,241,000	7.8

Average Weighted Maturity—55 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

TempCash Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—9.7%
Federal Farm Credit Bank Bonds—0.1%
3.13%	10/01/03	$8,690	$8,757,786

Federal Home Loan Bank Bonds—3.5%
1.40%	10/23/03	100,000	100,000,000
3.13%	11/14/03	26,800	27,068,929
5.38%	01/05/04	50,000	51,380,421
4.88%	04/16/04	50,000	51,691,625
1.45%	05/12/04	100,000	100,000,000

			330,140,975

Federal Home Loan Mortgage Corporation Bonds—1.1%
3.25%	01/15/04	50,000	50,686,865
5.25%	02/15/04	50,000	51,532,533

			102,219,398

Federal Home Loan Mortgage Corporation Discount Notes—3.6%
1.61%	10/09/03	233,233	231,558,873
1.22%	03/25/04	111,786	110,539,648
1.32%	05/15/04	2,600	2,563,832

			344,662,353

Federal National Mortgage Association Bonds—1.4%
1.40%	04/16/04	75,000	74,979,698
5.63%	05/14/04	51,787	54,057,091

			129,036,789

TOTAL AGENCY OBLIGATIONS (Cost $914,817,301)			914,817,301

CERTIFICATES OF DEPOSIT—17.4%
Domestic Certificates of Deposit—5.3%
Citibank, N.A. (A-1+, P-1)
1.26%	05/20/03	150,000	150,000,000
State Street Bank and Trust Co. (A-1+, P-1)
2.07%	07/16/03	93,000	93,021,052
Washington Mutual Bank (P-1, F-1)
1.28%	05/12/03	80,000	79,999,512
1.27%	07/10/03	147,500	147,497,141
Wells Fargo Bank, N.A. (A-1+, P-1)
1.23%	06/11/03	30,000	30,000,000

			500,517,705

Yankee Dollar Certificates Of Deposit—12.1%
Barclays Bank (A-1+, P-1)
1.30%	05/02/03	186,000	185,999,999
1.27%	05/13/03	60,000	60,000,000
Canadian Imperial Bank (A-1, P-1)
2.01%	08/22/03	75,000	75,000,000

	Maturity	Par (000)	Value

CERTIFICATES OF DEPOSIT (continued)
Yankee Dollar Certificates Of Deposit (continued)
Deutsche Bank AG (A-1+, P-1)
1.30%	05/06/03	$203,200	$203,199,997
Rabobank Nederland, N.V. (A-1+, P-1)
2.66%	05/30/03	50,000	49,999,608
Svenska Handelsbanken (A-1, P-1)
2.50%	06/13/03	50,000	50,005,247
2.57%	07/11/03	50,000	50,004,798
1.28%	05/04/04	100,000	99,989,893
Toronto Dominion Bank (A-1, P-1)
2.39%	06/16/03	100,000	99,998,753
1.27%	04/13/04	115,000	114,994,517
Westdeutsche Landesbank Girozentrale (A-1+, P-1)
2.17%	08/11/03	150,000	150,000,000

			1,139,192,812

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,639,710,517)			1,639,710,517

COMMERCIAL PAPER—39.9%
Asset Backed Securities—13.7%
Amstel Funding Corp. (A-1+, P-1)
1.29%	05/05/03	175,000	174,974,917
1.28%	05/21/03	71,000	70,949,511
1.28%	07/25/03	100,000	99,697,778
Atlantis One Funding Corp. (A-1+, P-1)
1.25%	07/28/03	150,000	149,541,666
Cancara Asset Securitization (A-1+, P-1)
1.27%	05/01/03	61,610	61,610,000
Edison Asset Securitization LLC (A-1+, P-1)
1.22%	09/03/03	118,750	118,246,962
Greyhawk Funding LLC (A-1+, P-1)
1.27%	05/05/03	73,013	73,002,697
1.24%	05/23/03	100,000	99,924,222
1.24%	05/27/03	51,484	51,437,893
Links Finance LLC (A-1+, P-1)
1.23%	07/07/03	50,000	49,885,542
Moat Funding LLC (A-1+, P-1)
1.27%	05/20/03	50,000	49,966,486
1.22%	07/02/03	71,300	71,150,191
Pennine Funding LLC (A-1+, P-1)
1.19%	05/12/03	50,000	49,981,819
Scaldis Capital LLC (A-1+, P-1)
1.26%	06/30/03	97,000	96,796,300
1.22%	07/01/03	64,803	64,669,038
1.26%	07/14/03	7,351	7,331,961

			1,289,166,983

See accompanying notes to financial statements.

TempCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Banks—17.8%
AB Spintab-Swedmortgage (A-1, P-1)
1.25%	07/16/03	$50,000	$49,868,055
1.25%	07/23/03	100,000	99,711,806
Barclays U.S. Funding Corp. (A-1+, P-1)
1.24%	08/04/03	70,000	69,773,356
Depfa Bank Europe PLC (A-1+, P-1)
1.26%	05/05/03	116,500	116,483,690
1.24%	07/31/03	150,000	149,529,833
HBOS Treasury Services PLC (A-1+, P-1)
1.25%	05/13/03	250,000	249,895,833
1.25%	05/14/03	76,700	76,665,378
1.25%	08/01/03	145,000	144,536,806
J.P. Morgan Chase & Co. (A-1, P-1)
1.30%	05/07/03	146,000	145,968,367
1.22%	09/03/03	100,000	99,576,389
Kitty Hawk Funding Corp. (A-1+, P-1)
1.24%	05/30/03	180,489	180,308,711
Landesbank Schleswig-Holstein Giro (A-1+, P-1)
1.24%	08/01/03	75,000	74,762,333
Norddeutsche Landesbank (Luxembourg) S.A. (A-1, P-1)
1.27%	06/20/03	100,000	99,823,611
San Paolo IMI US Financial Co. (A-1, P-1)
1.24%	06/26/03	25,000	24,951,778
Westpac Trust Securities New Zealand (A-1+, P-1)
1.15%	07/11/03	100,000	99,774,181

			1,681,630,127

Finance Services—0.5%
Natexis Banques Populaires S.A. (A-1, P-1)
1.27%	05/07/03	50,000	49,989,417

Petroleum Refining—0.2%
Shell Finance (UK) PLC (A-1+, P-1)
1.76%	05/08/03	20,000	19,993,156

Pharmaceutical Preparations—0.1%
Wyeth (A-1, F1)
1.29%	05/28/03	10,000	9,990,325

Security Brokers & Dealers—4.4%
Bear Stearns Companies Inc. (A-1, P-1)
1.28%	05/15/03	175,000	174,912,889
1.27%	07/30/03	162,000	161,485,650
Morgan Stanley & Company, Inc. (A-1, P-1)
1.25%	06/24/03	75,000	74,859,375

			411,257,914

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Short Term Business Credit Institutions—3.2%
General Electric Capital Corp. (A-1+, P-1)
1.27%	08/20/03	$190,000	$189,255,991
1.27%	08/21/03	110,000	109,565,378

			298,821,369

TOTAL COMMERCIAL PAPER (Cost $3,760,849,291)			3,760,849,291

MASTER NOTES—0.5%
Security Brokers & Dealers
Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
1.36%	05/05/03	50,000
TOTAL MASTER NOTES (Cost $50,000,000)			50,000,000

TIME DEPOSITS—7.4%
Credit Suisse First Boston (A-1, P-1)
1.28%	05/01/03	354,000	354,000,000
National City Bank Kentucky (A-1, P-1)
1.28%	05/01/03	137,500	137,500,000
Suntrust Bank (A-1+, P-1)
1.28%	05/01/03	200,000	200,000,000

TOTAL TIME DEPOSITS (Cost $691,500,000)			691,500,000

VARIABLE RATE OBLIGATIONS—26.5%
Banks—9.6%
American Express Centurion Bank (A-1, P-1)
1.29% (b)	05/13/03	50,000	50,000,000
Canadian Imperial Bank of New York (A-1, P-1)
1.31% (b)	05/01/03	100,000	99,993,523
Deutsche Bank Financial LLC (A-1+, P-1)
1.31% (b)	05/01/03	150,000	150,000,000
National City Bank Indiana (A-1, P-1)
1.30% (b)	05/01/03	50,000	49,991,670
1.31% (b)	05/19/03	50,000	50,000,255
Nordea Bank Finland (A-1, P-1)
1.31% (b)	05/01/03	300,000	299,988,965
Wells Fargo Bank, N.A. (A-1+, P-1)
1.29% (b)	05/01/03	200,000	200,000,000

			899,974,413

Federal Home Loan Bank—1.6%
Federal Home Loan Bank Variable Rate Notes
1.14% (b)	06/20/03	150,000	149,926,848

Life Insurance—5.9%
Allstate Life Insurance Co. (A-1+, P-1)
1.44% (b)	05/01/03	50,000	50,000,000
Metlife Global Funding (A-1+, P-1)
1.33% (b)	05/28/03	40,000	40,000,000

See accompanying notes to financial statements.

TempCash Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Life Insurance (continued)
Monumental Global Funding Limited (AA, Aa3)
1.54% (b)	06/26/03	$50,000	$50,050,790
1.42% (b)	10/09/03	10,000	10,006,155
Monumental Life Insurance Co. (A-1+, P-1)
1.47% (b)	06/02/03	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
1.35% (b)	06/13/03	200,000	200,000,000

			550,056,945

Municipal Bonds—0.3%
Indiana—0.1%
Health Institute of Indiana Loan Program Notes Series 2002A DN (National City Bank of Cleveland LOC) (A-1, P-1)
1.37% (b)	05/07/03	5,985	5,985,000

New York—0.2%
New York State Housing Finance Agency RB (Worth Street Housing Project) Series 2001B DN (Bayerische Hypo-Und Vereinsbank LOC) (VMIG-1)
1.80% (b)	05/07/03	21,900	21,900,000

			27,885,000

Personal Credit Institutions—0.7%
Associates Corporation of North America (A-1+, P-1)
1.60% (b)	05/08/03	69,000	69,003,981

Security Brokers & Dealers—6.3%
Bear Stearns Companies, Inc. (A-1, P-1)
1.36% (b)	05/01/03	100,000	100,000,000
1.31% (b)	06/05/03	43,000	43,000,000
Lehman Brothers Holdings Inc. (A-1, P-1)
1.32% (b)	05/01/03	75,000	75,000,000
1.32% (b)	05/01/03	100,000	100,000,000
Merrill Lynch & Co., Inc. (A-1, P-1)
1.36% (b)	05/12/03	200,000	200,000,000
1.59% (b)	05/30/03	30,000	30,004,891
Morgan Stanley & Co. Incorporated (A-1, P-1)
1.55% (b)	05/05/03	35,000	35,000,974
1.60% (b)	05/07/03	14,100	14,110,939

			597,116,804

Short Term Business Credit Institutions—2.1%
General Electric Capital Corp. (A-1+, P-1)
1.34% (b)	05/09/03	100,000	100,000,000
1.35% (b)	05/19/03	75,000	75,000,000
Heller Financial, Inc. (A-1+, P-1)
1.80% (b)	05/08/03	23,000	23,002,350

			198,002,350

TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,491,966,341)			2,491,966,341

	Maturity	Par (000)	Value

MEDIUM TERM NOTES—5.2%
Citigroup, Inc. (A-1+, P-1)
5.70%	02/06/04	$70,000	$72,223,412
Goldman Sachs Group PN (A-1, P-1)
1.34%	05/20/03	169,500	169,500,000
1.28%	07/03/03	250,000	250,000,000

TOTAL MEDIUM TERM NOTES (Cost $491,723,412)			491,723,412

TOTAL INVESTMENTS IN SECURITIES
(Cost $10,040,566,862(a))	106.6%	10,040,566,862
LIABILITIES IN EXCESS OF OTHER ASSETS (Including $635,321,972 of payable for investment securities purchased)	(6.6%)	(623,268,821)

NET ASSETS (Equivalent to $1.00 per share based on 8,946,799,691 Institutional Shares and 470,639,560 Dollar Shares outstanding)	100.0%	$9,417,298,041

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($9,417,298,041 ÷ 9,417,439,251)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Ratings reflect those of guarantor

TempCash Portfolio

Maturity Information

April 30, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$5,135,981,000	51.1%
31-60 Days	1,023,000,000	10.2
61-90 Days	1,330,954,000	13.3
91-120 Days	1,127,000,000	11.2
121-150 Days	218,750,000	2.2
Over 150 Days	1,204,896,000	12.0

Average Weighted Maturity—68 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

FedFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—68.8%
Federal Farm Credit Bank Discount Notes—0.7%
1.24%	07/11/03	$20,000	$19,951,286

Federal Farm Credit Bank Variable Rate Notes—14.9%
1.25%(b)	05/01/03	150,000	149,960,110
1.18%(b)	05/05/03	140,000	139,990,411
1.22%(b)	05/05/03	33,000	32,993,469
1.19%(b)	05/20/03	50,000	49,997,647
1.14%(b)	07/10/03	30,000	29,999,157
1.19%(b)	07/30/03	48,000	47,995,204

			450,935,998

Federal Home Loan Bank Bonds—5.2%
2.65%	06/16/03	35,000	34,999,048
1.88%	08/01/03	18,600	18,596,296
1.63%	08/12/03	8,000	7,994,752
5.58%	09/02/03	10,000	10,122,324
5.60%	09/02/03	4,000	4,050,812
5.13%	09/15/03	5,000	5,064,196
5.38%	01/05/04	3,435	3,529,991
1.25%	04/15/04	4,200	4,198,876
3.75%	04/15/04	6,300	6,448,276
4.88%	04/16/04	27,445	28,379,192
1.40%	05/14/04	25,000	25,000,000
3.38%	05/14/04	3,995	4,077,738
7.13%	05/14/04	4,885	5,174,554

			157,636,055

Federal Home Loan Bank Discount Notes—2.5%
1.25%	05/01/03	10,000	10,000,000
1.24%	07/09/03	44,123	44,018,557
1.24%	07/16/03	20,300	20,247,074

			74,265,631

Federal Home Loan Bank Variable Rate Notes—19.4%
1.18%(b)	05/06/03	200,000	199,948,193
1.25%(b)	05/23/03	60,000	59,972,164
1.19%(b)	05/27/03	65,000	64,968,450
1.14%(b)	06/20/03	43,000	42,979,030
1.13%(b)	06/30/03	102,000	101,969,453
1.14% (b)	07/07/03	120,000	119,963,987

			589,801,277

Federal Home Loan Mortgage Corporation Bonds—1.2%
3.25%	12/15/03	25,300	25,613,695
3.25%	01/15/04	11,000	11,153,340

			36,767,035

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Discount Notes—12.9%
1.23%	05/15/03	$100,000	$99,952,361
1.23%	05/22/03	100,000	99,928,250
1.86%	07/17/03	25,000	24,900,542
1.92%	07/17/03	25,000	24,897,333
1.97%	07/17/03	25,000	24,894,660
1.26%	12/19/03	47,000	46,619,874
1.26%	02/26/04	40,000	39,578,600
1.27%	02/26/04	30,000	29,681,442

			390,453,062

Federal National Mortgage Association Bonds—2.1%
4.00%	08/15/03	5,000	5,031,978
5.91%	08/25/03	5,000	5,064,864
4.75%	11/14/03	8,500	8,631,364
3.13%	11/15/03	20,000	20,141,609
5.13%	02/13/04	5,375	5,535,028
4.75%	03/15/04	19,602	20,198,587

			64,603,430

Federal National Mortgage Association Discount Notes—3.8%
1.97%	06/27/03	25,000	24,922,021
1.24%	07/02/03	21,000	20,955,334
1.80%	07/25/03	28,000	27,881,000
1.23%	08/06/03	40,000	39,867,433
1.32%	05/15/04	2,340	2,307,449

			115,933,237

Federal National Mortgage Association Variable Rate Notes—5.4%
1.17% (b)	05/01/03	40,000	39,992,974
1.20% (b)	05/20/03	25,000	24,992,308
1.17% (b)	06/11/03	100,000	99,968,103

			164,953,385

Student Loan Marketing Association Bonds—0.7%
4.75%	04/23/04	21,000	21,711,480

TOTAL AGENCY OBLIGATIONS (Cost $2,087,011,876)			2,087,011,876

REPURCHASE AGREEMENTS—31.9%
Goldman Sachs & Co.
1.33%	05/01/03	200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,389 collateralized by $267,350,402 Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 2.63% to 6.50% due from 12/15/31 to 04/25/33. The market value is $206,000,000.)

See accompanying notes to financial statements.

FedFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co. Incorporated
1.33%	05/01/03		$200,000	$200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,389 collateralized by $593,458,817 Federal Home Loan Mortgage Corporation Bonds 6.50% due from 03/01/09 to 01/01/24. The market value is $206,412,000.)

PNC Bank, N.A.
1.08%	05/01/03		65,300	65,300,000

(Agreement dated 04/30/03 to be repurchased at $65,301,950 collateralized by 102,804,900 Federal Home Loan Bank Bonds and Federal National Mortgage Association Notes 2.50% to 5.50% due from 02/15/06 to 03/15/06. The market value is $102,681,700.)

UBS Warburg LLC.
1.21%	05/01/03		102,900	102,900,000

(Agreement dated 04/30/03 to be repurchased at $102,903,459 collateralized by $967,093,883 Federal National Mortgage Association Bonds and Strips 0.00% to 5.50% due from 02/01/17 to 04/01/33. The market value is $105,989,268.)

UBS Warburg LLC.
1.35%	05/01/03		200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,500 collateralized by $247,101,176 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 7.00% due from 09/01/17 to 03/01/32. The market value is $206,001,116.)

UBS Warburg LLC.
1.17%	06/30/03	(c)	100,000	100,000,000

(Agreement dated 03/31/03 to be repurchased at $100,295,750 collateralized by $466,449,589 Federal National Mortgage Association Strips 0.00% due from 02/01/18 to 02/01/33. The market value is $103,000,101.)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Warburg LLC.
1.22%	07/23/03	(c)	$100,000	$100,000,000

(Agreement dated 04/24/03 to be repurchased at $100,305,000 collateralized by 177,445,386 Federal National Mortgage Association Strips 0.00% due from 04/01/32 to 07/01/32. The market value is $103,001,903.)

TOTAL REPURCHASE AGREEMENTS

(Cost $968,200,000)				968,200,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,055,211,876(a))	100.7%	3,055,211,876
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7%)	(21,204,386)

NET ASSETS (Equivalent to $1.00 per share based on 2,561,035,159 Institutional Shares, 452,820,618 Dollar Shares, 14,663,520 Cash Reserve Shares and 5,472,932 Bear Stearns Shares outstanding)	100.0%	$3,034,007,490

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($3,034,007,490 ÷ 3,033,992,229)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.

FedFund Portfolio

Maturity Information

April 30, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	1,741,200,000	57.1%
31-60 Days	203,000,000	6.6
61-90 Days	660,423,000	21.6
91-120 Days	124,600,000	4.1
121-150 Days	19,000,000	0.6
Over 150 Days	305,377,000	10.0

Average Weighted Maturity—57 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

T-Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

U.S. TREASURY OBLIGATIONS—31.5%
U.S. Treasury Bills—8.8%
1.13%	05/01/03	$200,000	$200,000,000
1.08%	09/04/03	60,000	59,773,200
1.03%	09/11/03	50,000	49,809,736

			309,582,936

U.S. Treasury Notes—22.7%
3.88%	07/31/03	100,000	100,476,420
5.75%	08/15/03	175,000	177,103,253
3.63%	08/31/03	40,000	40,247,813
2.75%	09/30/03	90,000	90,353,555
4.25%	11/15/03	120,000	121,590,202
3.63%	03/31/04	200,000	204,334,609
3.38%	04/30/04	65,000	66,352,503

			800,458,355

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,110,041,291)			1,110,041,291

REPURCHASE AGREEMENTS—68.5%
Bear Stearns & Co., Inc.
1.27%	05/01/03	150,000	150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,005,292 collateralized by $245,330,000 U.S. Treasury Strips 0.00% due from 08/15/13 to 02/15/14. The market value is $154,907,959.)
BMO Nesbit Burns Corp.
1.26%	05/01/03	150,000	150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,005,250 collateralized by $118,274,000 U.S. Treasury Bonds and Notes 3.00% to 11.25% due from 02/29/04 to 02/15/29. The market value is $153,003,043.)

Deutsche Bank Securities, Inc.
1.28%	05/01/03	150,000	150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,005,333 collateralized by $189,230,000 U.S. Treasury Bonds, Notes and Strips 0.00% to 10.38% due from 05/15/04 to 08/15/21. The market value is $153,000,747.)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Goldman, Sachs & Co.
1.25%	05/01/03	$150,000	$150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,005,208 collateralized by $99,265,000 U.S. Treasury Bonds 11.25% to 11.75% due from 02/15/10 to 02/15/15. The market value is $153,001,192.)
Greenwich Capital Markets, Inc.
1.28%	05/01/03	350,000	350,000,000

(Agreement dated 04/30/03 to be repurchased at $350,012,444 collateralized by $819,987,254 U.S. Treasury Strips and Strip Principals 0.00% to 10.63% due from 05/15/13 to 08/15/27. The market value is $357,001,208.)

J.P. Morgan Securities, Inc.
1.25%	05/01/03	150,000	150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,005,208 collateralized by $375,755,000 U.S. Treasury Strips and Strip Principals 0.00% to 9.13% due from 11/15/27 to 11/15/27. The market value is $153,000,258.)

Lehman Brothers Inc.
1.25%	05/01/03	150,000	150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,005,208 collateralized by $113,178,000 U.S. Treasury Bonds 5.50% to 11.75% due from 11/15/14 to 08/15/28. The market value is $153,000,216.)
Morgan Stanley & Co. Incorporated
1.25%	05/01/03	518,400	518,400,000

(Agreement dated 04/30/03 to be repurchased at $518,418,000 collateralized by $1,077,926,000 U.S. Treasury Strips and Strip Principals 0.00% to 10.63% due from 05/15/05 to 02/15/27. The market value is $530,441,577.)

UBS Warburg LLC.
1.15%	05/01/03	150,000	150,000,000

(Agreement dated 04/30/03 to be repurchased at $150,004,792 collateralized by $402,845,000 U.S. Treasury Strip Principals 8.00% due 11/15/21. The market value is $153,000,528.)

See accompanying notes to financial statements.

T-Fund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Warburg LLC.
1.26%	05/01/03	$500,000	$500,000,000

(Agreement dated 04/30/03 to be repurchased at $500,017,500 collateralized by $1,704,395,000 U.S. Treasury Strip Principals 6.50% to 7.63% due from 02/15/25 to 08/15/27. The market value is $510,000,852.)

TOTAL REPURCHASE AGREEMENTS

(Cost $2,418,400,000)			2,418,400,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,528,441,291(a))	100.0%	3,528,441,291
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%	1,690,538

NET ASSETS (Equivalent to $1.00 per share based on 2,802,897,967 Institutional Shares, 487,476,069 Dollar Shares, 78,623,214 Cash Management Shares and 161,216,518 Administration Shares outstanding)	100.0%	$3,530,131,829

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($3,530,131,829 ÷ 3,530,213,768)		$1.00

(a)	Cost for federal income tax purposes.

T-Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	$2,618,400,000	74.4%
91-120 Days	275,000,000	7.8
121-150 Days	150,000,000	4.3
Over 150 Days	475,000,000	13.5

Average Weighted Maturity—51 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

Federal Trust Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—100.0%
Federal Farm Credit Bank Bonds—1.6%
5.85%	05/07/03	$500	$500,362
4.25%	07/01/03	475	476,821
1.35%	01/23/04	2,000	2,000,816

			2,977,999

Federal Farm Credit Bank Discount Notes—6.2%
1.16%	05/12/03	10,000	9,996,456
1.22%	02/13/04	2,000	1,980,480

			11,976,936

Federal Farm Credit Bank Variable Rate Notes—20.9%
1.18%(b)	05/07/03	10,000	9,997,191
1.19%(b)	05/20/03	10,000	9,999,529
1.20%(b)	05/27/03	10,000	9,996,059
1.14%(b)	07/10/03	10,000	9,999,719

			39,992,498

Federal Home Loan Bank Bonds—9.8%
1.88%	07/30/03	2,600	2,600,000
1.63%	08/12/03	2,700	2,698,229
4.13%	08/15/03	1,300	1,308,781
5.58%	09/02/03	3,000	3,036,697
5.13%	09/15/03	2,595	2,627,321
1.88%	10/28/03	1,400	1,400,331
5.38%	01/05/04	1,000	1,027,654
3.75%	04/15/04	1,000	1,023,536
4.88%	04/16/04	3,000	3,102,258

			18,824,807

Federal Home Loan Bank Discount Notes—5.3%
1.24%	05/02/03	4,735	4,734,837
1.24%	05/19/03	5,500	5,496,604

			10,231,441

Federal Home Loan Bank Variable Rate Notes—10.4%
1.09%(b)	06/12/03	10,000	9,996,921
1.14%(b)	06/20/03	7,000	6,996,586
1.13%(b)	06/30/03	3,000	2,999,104

			19,992,611

Student Loan Marketing Association Discount Notes—22.3%
1.16%	05/07/03	17,251	17,247,665
1.17%	05/27/03	20,000	19,983,100
1.23%	09/16/03	5,500	5,474,067

			42,704,832

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Discount Notes—23.5%
1.14%	05/15/03	$15,000	$14,993,350
1.15%	05/29/03	15,000	14,986,583
1.16%	07/07/03	10,000	9,978,411
1.18%	07/24/03	5,000	4,986,292

			44,944,636

TOTAL INVESTMENTS IN SECURITIES
(Cost $191,645,760(a))	100.0%	191,645,760
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%	(17,131)

NET ASSETS (Equivalent to $1.00 per share based on 188,005,197 Institutional Shares and 3,663,613 Dollar Shares outstanding)	100.0%	$191,628,629

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($191,628,629 ÷ 191,668,810)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

Federal Trust Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	$117,986,000	61.6%
31-60 Days	17,000,000	8.9
61-90 Days	28,475,000	14.9
91-120 Days	6,600,000	3.4
121-150 Days	11,095,000	5.8
Over 150 Days	10,400,000	5.4

Average Weighted Maturity—53 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

Treasury Trust Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

U.S. TREASURY OBLIGATIONS—125.8%
U.S. Treasury Bills—109.9%
1.08%	05/01/03	$32,345	$32,345,000
1.11%	05/01/03	13,203	13,203,000
1.14%	05/01/03	15,775	15,775,000
1.15%	05/01/03	300,000	300,000,000
1.11%	05/08/03	27,510	27,504,062
1.16%	05/08/03	61,995	61,981,077
1.16%	05/08/03	200,000	199,954,889
1.15%	05/15/03	225,000	224,899,812
1.12%	05/22/03	132,699	132,612,690
1.10%	05/29/03	275,000	274,764,722
1.11%	05/29/03	75,000	74,935,542
1.16%	07/24/03	50,000	49,864,667
1.08%	09/04/03	20,000	19,924,400
1.16%	09/04/03	30,000	29,878,725
1.03%	09/11/03	30,000	29,885,842

			1,487,529,428

U.S. Treasury Notes—15.9%
3.88%	07/31/03	30,000	30,142,649
5.75%	08/15/03	25,000	25,287,010
3.63%	08/31/03	20,000	20,123,906
2.75%	09/30/03	10,000	10,038,137
4.25%	11/15/03	28,000	28,369,869
3.00%	02/29/04	15,000	15,218,474
3.63%	03/31/04	40,000	40,874,543
3.38%	04/30/04	45,000	45,932,773

			215,987,361

Value

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,703,516,789(a))	125.8%	$1,703,516,789
LIABILITIES IN EXCESS OF OTHER ASSETS (Including $349,700,264 of payable for investment securities purchased)	(25.8%)	(349,718,796)

NET ASSETS (Equivalent to $1.00 per share based on 1,031,556,561 Institutional Shares, 284,056,406 Dollar Shares and 38,448,570 Administration Shares outstanding)	100.0%	$1,353,797,993

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($1,353,797,993 ÷ 1,354,061,537)		$1.00

(a)	Cost for federal income tax purposes.

Treasury Trust Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	1,358,527,000	79.9%
61-90 Days	50,000,000	2.9
91-120 Days	55,000,000	3.2
121-150 Days	100,000,000	5.9
Over 150 Days	138,000,000	8.1

Average Weighted Maturity—49 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

MuniFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS—99.9%
Alabama—7.6%
Alabama Housing Finance Authority Multifamily Housing RB (Rime Huntsville Project) Series 1996B DN (Federal National Mortgage Association Guaranty) (A-1+, Aaa)
1.35%(b)	05/07/03	$11,275	$11,275,000
Alabama Housing Finance Authority Multifamily Housing RB (Rime Village Hoover Project) Series 1996A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	10,265	10,265,000
Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-1)
1.35%(b)	05/01/03	14,750	14,750,000
Columbia IDRB (Alabama Power Project) Series 1999A DN (A-1)
1.35%(b)	05/01/03	18,000	18,000,000
Eutaw Industrial Development Board PCRB (Southern Companies Project) DN (A-1, VMIG-1)
1.35%(b)	05/01/03	2,600	2,600,000
Homewood Educational Development Authority RB (Samford University Project) Series 1999 DN (Bank of Nova Scotia LOC) (VMIG-1)
1.35%(b)	05/01/03	2,015	2,015,000
Jefferson County GO Warrants Series 2001B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	46,305	46,305,000

			105,210,000

Alaska—0.2%
Matanuska-Susitna Borough RB (First Union Merlots Trust Receipts) Series 2001A-114 DN (First Union Bank LOC) (A-1)
1.46%(b)	05/07/03	3,205	3,205,000

Arizona—1.4%
Glendale GO Series 2002 MB (AA, Aa2)
2.50%	07/01/03	2,250	2,253,154
Maricopa County Community College District Series 2001D MB (AAA, Aaa)
4.00%	07/01/03	5,000	5,019,390

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Arizona (continued)
Pima County Industrial Development Authority RB (Senior Living Facilities-La Posada Project) Series 2002A DN (Lasalle National Bank LOC)
1.35%(b)	05/07/03	$12,150	$12,150,000

			19,422,544

Arkansas—1.4%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
1.40%(b)	05/07/03	14,900	14,900,000
University of Arkansas Regents RB Series 1998 DN (MBIA Insurance) (VMIG-1)
1.38%(b)	05/07/03	4,000	4,000,000

			18,900,000

California—0.6%
California Health Facilities Finance Authority RB (Catholic Healthcare Project) Series 1988C DN (MBIA Insurance, Morgan Guaranty Trust SBPA)
1.40%(b)	05/07/03	2,700	2,700,000
Irvine Improvement Bonds (Assessment District Number 87-8 Project) Special Assessment Limited Obligations Series 1999 DN (Kredietbank N.V. LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	2,369	2,369,000
Los Angeles Wastewater Systems Subordinate RB Series 2001A MB (FGIC Insurance) (A-1+, VMIG-1)
1.25%	12/05/03	4,000	4,000,000

			9,069,000

Colorado—2.1%
Colorado Educational & Cultural Facilities Authority RB (Denver Museum Project) Series 2001 DN (A-1)
1.40%(b)	05/07/03	2,000	2,000,000
Colorado Educational & Cultural Facilities Authority RB (National Cable Television Center Project) Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
1.35%(b)	05/07/03	2,245	2,245,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Colorado (continued)
Colorado Health Facilities Authority RB (Total Longterm Care Project) Series 2002 DN (A-1+)
1.40%(b)	05/07/03	$6,380	$6,380,000
Garfield County Hospital RB Series 1999 DN (Banc One LOC) (A-1)
1.40%(b)	05/07/03	16,885	16,885,000
Jefferson County GO (School District R-001 Project) Series 1998B MB (FGIC Insurance)
5.00%	12/15/03	1,150	1,177,982

			28,687,982

Delaware—0.1%
Delaware State Economic Development Authority RB (St. Annes Episcopal Project) Series 2001 DN (Wilmington Trust LOC) (A-1)
1.45%(b)	05/07/03	2,000	2,000,000

District of Columbia—0.3%
District of Columbia Refunding RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	1,900	1,900,000
District of Columbia Water & Sewer Authority Public Utilities RB Series 2002A64 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	2,280	2,280,000

			4,180,000

Florida—3.8%
Broward County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (FSA Insurance) (A-1)
1.48%(b)	05/07/03	14,000	14,000,000
Florida Housing Finance Corporation Multifamily RB (Merrill Lynch P-Float Receipts) Series 2000 Pt-1234 DN (Merrill Lynch & Co. SBPA) (A-1C+)
1.52%(b)	05/07/03	12,915	12,915,000
Florida State Board of Education GO Series 1993C MB
5.70%	06/01/03	1,000	1,013,863
Florida State Department of Environmental Protection RB (Morgan Stanley Trust Receipts) Series 2001-637 DN (MBIA Insurance) (A-1+)
1.42%(b)	05/07/03	3,950	3,950,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Florida (continued)
Lee County Healthcare Facilities IDRB Series 1999 DN (Fifth Third Bank LOC)
1.38%(b)	05/07/03	$1,960	$1,960,000
Orange County Housing Finance Authority Multifamily RB (Post Fountains at Lee Vista Project) Series 1997E DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	5,915	5,915,000
Orange County Housing Finance Authority Multifamily RB (Post Lake Apartments Project) Series 1997 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	12,700	12,700,000

			52,453,863

Georgia—2.6%
Albany Dougherty County Housing Financial Authority RB (Phoebe Putney Memorial Hospital Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,800	3,800,000
Appling County Development Authority PCRB (Oglethorpe Power Corporation Project) Series 2002 DN (A-1+)
1.40%(b)	05/07/03	2,415	2,415,000
Bibb County Methodist Home Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	3,360	3,360,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	1,965	1,965,000
Cobb County Development Authority RB (Boy Scouts of America Atlanta Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	3,000	3,000,000
Cobb County Development Authority RB (Highland Park Associates Project) DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	3,550	3,550,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
Cobb County Housing Authority Multifamily Housing RB (Greenhouse Frey Apartments Project) Series 1996 DN (Federal National Mortgage Association Guaranty) (AAA)
1.35%(b)	05/07/03	$1,000	$1,000,000
Dekalb County Housing Authority Multifamily Housing RB (Clairmont Crest Project) DN (Federal National Mortgage Association Guaranty) (A-1+, VMIG-1)
1.35%(b)	05/07/03	500	500,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (AMBAC Insurance) (Aa3)
1.35%(b)	05/07/03	1,900	1,900,000
Fulton County Development Authority RB (Galloway Schools Incorporated Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	7,500	7,500,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	2,000	2,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance) (A-1+)
1.44%(b)	05/07/03	1,010	1,010,000
La Grange Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.44%(b)	05/07/03	1,000	1,000,000
Macon-Bibb County Hospital Authority RB (The Medical Center of Central Georgia Project) DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	3,000	3,000,000

			36,000,000

Hawaii—1.1%
Hawaii GO (Bear Stearns Municipal Trust Certificates) Series 2002A DN (FSA Insurance) (A-1)
1.48%(b)	05/07/03	9,990	9,990,000
Hawaii GO (Citibank Eagle Trust Receipts) Series 2002 DN (FSA Insurance) (A-1+)
1.44%(b)	05/07/03	3,600	3,600,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Hawaii (continued)
Hawaii State Department of Budget & Finance Special Purpose RB (Kahala Nui Project) Series 2003D DN (Lasalle National Bank LOC)
1.35%(b)	05/07/03	$2,000	$2,000,000

			15,590,000

Illinois—12.5%
Central Lake County Action Water Agency RB (First Union Merlots Trust Receipts) Series 2003B18 DN (Wachovia Bank LOC)
1.46%(b)	05/07/03	5,000	5,000,000
Chicago Board of Education GO (First Union Merlots Trust Receipts) Series 1999A-47 DN (First Union Bank LOC) (A-1)
1.46%(b)	05/07/03	3,095	3,095,000
Chicago Board of Education Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001 DN (FSA Insurance) (A-1)
1.48%(b)	05/07/03	4,695	4,695,000
Chicago GO (First Union Merlots Trust Receipts) Series 2000W DN (AMBAC Insurance, First Union LOC) (VMIG-1)
1.46%(b)	05/07/03	2,000	2,000,000
Chicago GO Series 2003 MB (Landesbank Hessen Thuringen Girozentrale LOC) (SP-1+, MIG-1)
1.22%	01/07/04	30,000	30,000,000
Chicago O’Hare International Airport RB (Wachovia Merlot Trust Receipts) Series 2002A-25 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	5,330	5,330,000
Chicago Park District RB (Citibank Eagle Tax Exempt Trust Receipts) DN Series 2002-1306 (FGIC Insurance Citibank Liquidity) (A-1+)
1.44%(b)	05/07/03	5,345	5,345,000
Chicago Sales Tax RB (First Union Merlots Trust Receipts) DN (FGIC Insurance) (VMIG-1)
1.46%(b)	05/07/03	5,000	5,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Cook County Capital Improvement GO (Wachovia Merlot Trust Receipts) Series 2002C DN (AMBAC Insurance) (VMIG-1)
1.46%(b)	05/07/03	$3,500	$3,500,000
Du Page County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns SBPA) (A-1)
1.48%(b)	05/07/03	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance) (A-1+)
1.18%(b)	05/07/03	2,935	2,935,000
Illinois Development Finance Authority IDRB (Merrill Lynch P-Float Receipts) Series 2001 Pt-515 DN (Danske Bank SBPA) (A-1C+)
1.52%(b)	05/07/03	17,800	17,800,000
Illinois Development Finance Authority RB (Decatur Mental Health Center Project) Series 1997 DN (First of America LOC)
1.43%(b)	05/07/03	2,910	2,910,000
Illinois Educational Facility Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	2,000	2,000,000
Illinois First Series GO Series 2002 MB (AA, Aa2)
3.00%	10/01/03	1,000	1,005,803
Illinois GO (ABN AMRO Munitops Trust Certificates) Series 2002-23 MB (MBIA Insurance) (VMIG-1, F1+)
1.90%	10/08/03	2,100	2,100,000
Illinois GO (First Union Merlots) Series 2002 DN (MBIA Insurance)
1.46%(b)	05/07/03	3,700	3,700,000
Illinois GO Series 2001 MB (AA, Aa2)
5.00%	08/01/03	4,320	4,358,863
Illinois GO Series 2001 MB (FSA Insurance) (AAA, Aaa)
4.00%	10/01/03	1,000	1,011,706

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois Health Facilities Authority Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (MBIA Insurance) (A-1)
1.48%(b)	05/07/03	$10,290	$10,290,000
Illinois Health Facilities Authority RB (Helping Hand Rehabilitation Project) Series 2001 DN (Fifth Third Bank LOC)
1.39%(b)	05/07/03	3,900	3,900,000
Illinois Health Facilities Authority RB (Lutheran Home & Services Project) Series 2001 DN (Allied Irish Bank LOC) (A-1+)
1.40%(b)	05/07/03	11,000	11,000,000
Illinois Regional Transportation Authority RB (First Union Merlots Trust Receipts) Series 2002A-24 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	12,770	12,770,000
Illinois State GO (Wachovia Merlots Trust Reciepts) Series 2002 DN (MBIA Insurance, Wachovia Bank SBPA ) (VMIG-1)
1.46%(b)	05/07/03	2,500	2,500,000
Illinois State Hospital Facility Authority RB (Evanston Hospital Project) Series 2003 MB (Government LOC) (A-1+, VMIG-1)
1.05%	07/24/03	3,000	3,000,000
Peoria Heights Limited Obligation RB Series 2001 DN (National City Bank LOC)
1.43%(b)	05/07/03	3,000	3,000,000
University of Illinois Auxiliary Facilities System RB (Citibank Eagle Tax-Exempt Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	3,500	3,500,000
Warren County Industrial Project RB (Monmouth College Project) Series 2002 DN (Allied Irish Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	6,505	6,505,000

			174,221,372

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Indiana—1.2%
Carmel High School Building Corporation RB Series 1994 MB (MBIA Insurance) (AAA, Aaa)
4.55%	07/15/03	$750	$755,271
Gary Redevelopment District Economic Growth RB Series 2001A DN (American National Bank & Trust LOC) (A-1)
1.45%(b)	05/07/03	1,160	1,160,000
Indiana Municipal Power Agency Power Supply System RB Series 2000A DN (Toronto Dominion LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	500	500,000
Indiana Municipal Securities Trust Certificates RB (Bear Stearns Municipal Trust Receipts) Series 2001A DN (Bear Stearns Capital Markets Liquidity) (A-1)
1.48%(b)	05/07/03	6,000	6,000,000
Indiana State Educational Facilities Authority RB (Wabash College Project) Series 2003 DN (Banc One LOC) (VMIG-1)
1.40%(b)	05/07/03	2,700	2,700,000
Purdue University RB Series 1998N MB (AA, Aa2)
4.05%	07/01/03	2,000	2,007,921
Warren Township Vision 2005 School Building Corporation RB (First Union Merlots Trust Receipts) Series 2001A-52 DN (First Union Bank LOC) (A-1)
1.46%(b)	05/07/03	3,300	3,300,000

			16,423,192

Iowa—3.0%
Des Moines Commercial Development RB (Grand Office Park Project) DN (Principal Life Insurance Company Guaranty) (A-1+)
1.50%(b)	05/07/03	6,000	6,000,000
Iowa Higher Education Loan Authority RB (Private College Project) DN (MBIA Insurance) (A-1+, VMIG-1)
1.40%(b)	05/07/03	1,700	1,700,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Iowa (continued)

Iowa School Cash Anticipation Program Series 2002-03A TRAN (FSA Insurance) (SP-1+, MIG-1)
2.75%	06/20/03	$20,000	$20,029,031
Urbandale IDRB (Aurora Business Park Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.45%(b)	05/07/03	9,200	9,200,000
Urbandale IDRB (Meredith Drive Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.45%(b)	05/07/03	5,500	5,500,000

			42,429,031

Kansas—0.9%
Kansas State Department of Transportation Highway RB Series 2000B-2 DN (A-1+, VMIG-1)
1.28%(b)	05/01/03	12,465	12,465,000

Kentucky—1.5%
Jefferson County Board of Education Series 2002N RAN (SP-1+, MIG-1)
2.25%	06/30/03	11,000	11,011,568
Kentucky Housing Corporation Single Family Mortgage RB (Merrill Lynch P-Float Receipts) Series 2003 Pt-741 DN (FGIC Insurance)
1.52%(b)	05/07/03	5,665	5,665,000
Wickliffe PCRB Series 2001 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	4,250	4,250,000

			20,926,568

Louisiana—1.8%
Louisiana Local Government Environment Facilities Community Development Authority RB (Capital & Equipment Programs Projects) Series 2003A DN (AMBAC Insurance) (A-1+)
1.46%(b)	05/07/03	25,000	25,000,000

Maryland—0.4%
Maryland State Health & Higher Education Facilities Authority RB (Bear Stearns Municipal Securities Trust Receipts) Series 2003 SGA-143 DN
1.43%(b)	05/07/03	5,000	5,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland (continued)
Montgomery County Parking Authority MB (FGIC Insurance) (AAA, Aaa)
3.00%	06/01/03	$1,010	$1,011,125

			6,011,125

Massachusetts—1.7%
Commonwealth of Massachusetts GO (First Union Merlots Trust Receipts) Series 2002A DN (FSA Insurance) (A-1)
1.42%(b)	05/07/03	2,140	2,140,000
Massachusetts Development Finance Agency RB (Boston University Project) Series 2002R-4 DN (A-1+, VMIG-1)
1.22%(b)	05/01/03	11,500	11,500,000
Massachusetts Municipal Wholesale Electric Company Power Supply System RB Series 2001 MB (Bank of New York LOC) (A-1+)
1.75%	09/25/03	6,000	6,000,000
Massachusetts Water Resources Authority RB Series 2002D DN (A-1+, VMIG-1)
1.40%(b)	05/01/03	300	300,000
Natick City GO Series 2003 BAN (SP-1+, MIG-1)
2.00%	04/30/04	3,150	3,177,720

			23,117,720

Michigan—3.5%
City of Detroit School District GO (School Building & Site Improvement Project) Series 2002A MB
1.60%	08/13/03	3,500	3,500,000
Detroit Sewer & Disposal Authority RB (First Union Merlots Trust Receipts) Series 2001A-112 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	2,475	2,475,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank LOC) (A-1+)
1.40%(b)	05/07/03	4,500	4,500,000
Kalamazoo Education Authority RB (Friendship Vl Project) Series 1997 DN (Fifth Third Bank LOC) (A-1+)
1.40%(b)	05/07/03	3,835	3,835,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Kelloggsville Public School District GO Series 1998 MB (FGIC Insurance) (AAA, Aaa)
4.20%	05/01/03	$350	$350,000
Lake Orion Community School District GO Series 1998 MB (FGIC Insurance) (AAA, Aaa)
4.30%	05/01/03	200	200,000
Michigan Housing Development Authority Limited Obligation RB Series 1985 DN (Bank One LOC) (VMIG-1)
1.46%(b)	05/07/03	15,100	15,100,000
Michigan Municipal Bond Authority Series 2002C-1 MB (SP-1+)
2.25%	08/22/03	18,000	18,046,175

			48,006,175

Minnesota—2.0%
Hennepin County GO Series 2000B DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1C+, VMIG-1)
1.20%(b)	05/07/03	1,000	1,000,000
Minneapolis & St. Paul Airport RB (Wachovia Merlot Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
1.46%(b)	05/07/03	4,995	4,995,000
Minnesota GO (Salomon Smith Barney Trust Receipts) ROC II Series 1031 DN (Salomon Smith Barney Liquidity Facility) (A-1+)
1.44%(b)	05/07/03	4,000	4,000,000
Minnesota Higher Education Facilities Authority RB (Carleton College Project) Series 2000G-5 DN (Wells Fargo Bank LOC) (VMIG-1)
1.20%(b)	05/07/03	1,580	1,580,000
Minnesota Public Facilities Authority Water PCRB (Wachovia Merlot Trust Receipts) Series 2002A DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	14,745	14,745,000
Plymouth Meeting IDRB (Scoville Press Incorporated Project) Series 1994 DN (Wells Fargo Bank LOC) (VMIG-1)
1.50%(b)	05/07/03	1,470	1,470,000

			27,790,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Mississippi—2.3%
Mississippi Development Bank Special Obligation RB (First Union Merlots Trust Receipts) Series 2001A-16 DN (AMBAC Insurance) (VMIG-1)
1.46%(b)	05/07/03	$7,500	$7,500,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (Amsouth Bank of Alabama LOC)
1.46%(b)	05/07/03	9,000	9,000,000
Mississippi Development Bank Special Obligation RB (Mississippi Loan Programs Project) Series 2003 DN (Amsouth Bank of Alabama LOC) (A-1)
1.46%(b)	05/07/03	11,000	11,000,000
Mississippi Development Bank Special Obligation RB Series 2002 DN (Amsouth Bank of Alabama LOC) (A-1)
1.51%(b)	05/07/03	3,985	3,985,000

			31,485,000

Missouri—1.2%
Bi-State Development Agency Metropolitan District RB (Metrolink Cross County Project) Series 2002A DN (FSA Insurance) (A-1+, VMIG-1)
1.35%(b)	05/07/03	5,300	5,300,000
Missouri State Development Finance Board Lease RB Series 1999 DN (TransAmerican Life Insurance) (A-1+)
1.43%(b)	05/07/03	1,200	1,200,000
Missouri State Regional Convention & Sports Complex Authority RB Series 1991A MB (AAA, Aaa)
6.90%	08/15/03	8,690	8,831,773
St. Louis County Mutifamily Housing IDRB (Heatherbrook Gardens Project) DN (U.S. Bank LOC)
1.54%(b)	05/07/03	1,765	1,765,000

			17,096,773

Montana—1.2%
Forsyth PCRB (Merrill Lynch P-Float Receipts) Series 2002 Pt-604 MB (AMBAC Insurance, Merrill Lynch & Co. SBPA)
1.20%	12/04/03	7,300	7,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Montana (continued)
Montana GO Series 2002 TRAN (SP-1+, MIG-1)
2.50%	06/30/03	$10,000	$10,014,803

			17,314,803

Nevada—1.0%
Clark County School District Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance) (A-1+)
1.48%(b)	05/07/03	7,980	7,980,000
Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002A DN (FGIC Insurance, Bear Stearns Company LOC) (A-1)
1.48%(b)	05/07/03	6,000	6,000,000

			13,980,000

New Jersey—2.7%
New Jersey Housing & Finance Agency Series 2003D RAN (MBIA Insurance) (SP-1+, MIG-1)
1.05%	04/01/04	5,000	5,000,000
New Jersey Series 2002A TRAN (SP-1+, MIG-1)
3.00%	06/12/03	31,000	31,057,858
New Jersey Transportation Trust Fund Authority RB Series 2002R-149 MB (Wachovia Bank LOC)
1.20%	11/13/03	2,000	2,000,000

			38,057,858

New York—9.1%
City of New York GO Series 1993E-3 DN (A-1+, VMIG-1)
1.40%(b)	05/01/03	400	400,000
City of New York GO Series 1994B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,240	3,240,000
City of New York Housing Development Corporation Mulitfamily Rental Housing RB (Columbus Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	8,100	8,100,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
City of New York Housing Development Corporation Multifamily Rental Housing RB (Westmont Apartments Project) Series 2000A DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1)
1.35%(b)	05/07/03	$24,200	$24,200,000
City of New York Municipal Water & Sewer System Finance Authority RB Series 1995A DN (FGIC Insurance) (A-1+, VMIG-1)
1.40%(b)	05/01/03	17,100	17,100,000
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000DDD DN (First Union Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	8,955	8,955,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2000C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.26%(b)	05/01/03	1,000	1,000,000
Dormitory Authority of the State of New York RB (Columbia University Project) Series 2003B MB (A-1+, VMIG-1)
1.05%	03/05/04	6,000	6,000,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Reciepts) Series 2003 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.35%(b)	05/07/03	2,375	2,375,000
Dormitory Authority of the State of New York RB (New York Methodist Hospital Project) Series 1999 MB (Kredietbank LOC) (AAA, Aaa)
4.25%	07/01/03	500	502,317

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Franklin County Industrial Development Agency Civic Facility RB (Trudeau Institute Incorporated Project) Series 1998 DN (Fleet National Bank N.A. LOC) (A-1)
1.40%(b)	05/07/03	$210	$210,000
New York City GO Series 1994H-3 DN (Banque Paribas LOC) (A-1+, VMIG-1)
1.40%(b)	05/01/03	200	200,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994D-2 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	1,000	1,000,000
New York State Tollway Authority Series 2003A RAN (SP-1+, MIG-1)
1.13%	03/25/04	10,000	10,002,253
Reno Nevada Capital Improvement RB (Bear Stearns Municipal Trust Certificates) Series 2002A DN (FGIC Insurance) (A-1)
1.48%(b)	05/07/03	11,750	11,750,000
Triborough Bridge & Tunnel Authority RB (Bear Stearns Municipal Trust Certificates) Series 2002-210 DN (Bear Stearns Liquidity Facility) (A-1+)
1.43%(b)	05/07/03	17,700	17,700,000
Triborough Bridge & Tunnel Authority RB (Wachovia Merlots Trust Receipts) Series 2003B03 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	9,000	9,000,000

			126,734,570

North Carolina—4.5%
Guilford County Industrial Facilities & Pollution Recreational Facilities RB Series 2002 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.35%(b)	05/07/03	2,245	2,245,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2001 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.35%(b)	05/07/03	$2,400	$2,400,000
North Carolina Housing Finance Agency RB (First Union Merlots Trust Receipts) Series 2000A DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	95	95,000
North Carolina Medical Care Community Hospital RB (Angel Medical Center Incorporated Project) Series 1997 DN (First Union National Bank of North Carolina LOC) (A-1)
1.35%(b)	05/07/03	200	200,000
North Carolina Medical Care Community Hospital RB (Duke University Hospital Project) Series 1985B DN (A-1+, VMIG-1)
1.30%(b)	05/07/03	300	300,000
North Carolina Medical Care Community Hospital RB (Moses Cone Health System Project) Series 2001A DN (Chase Manhattan LOC) (A-1+)
1.35%(b)	05/07/03	26,450	26,450,000
North Carolina Medical Care Community Hospital RB (Park Ridge Hospital Project) Series 1988 DN (NationsBank LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	1,300	1,300,000
North Carolina Medical Care Community Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking and Trust Company LOC) (A-1)
1.45%(b)	05/07/03	1,220	1,220,000
North Carolina Medical Care Community Retirement Facilities RB (First Mortgage Project) Series 2001C DN (Branch Banking and Trust Company LOC) (A-1)
1.45%(b)	05/07/03	4,400	4,400,000
Wake County GO (Public Improvement Project) Series 2003B MB (Retail Food Stores LOC) (A-1+, VMIG-1)
1.75%	04/01/04	5,000	5,029,997

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
Wake County Public Improvement GO Series 2003A MB (AAA, Aaa)
3.00%	04/01/04	$13,000	$13,230,932
Winston-Salem Water & Sewer System RB Series 2002C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	5,000	5,000,000

			61,870,929

North Dakota—0.4%
Oliver County PCRB (Wachovia Merlots Trust Receipts) Series 2003B-7 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	5,000	5,000,000

Ohio—3.8%
Butler County Healthcare Facilities RB (UC Physicians LLC Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.39%(b)	05/07/03	3,000	3,000,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	2,400	2,400,000
Carroll County RB (Health Care Facilities Project) Series 2000 DN (National City Bank LOC)
1.43%(b)	05/07/03	590	590,000
City of Kettering School District GO Series 2002 BAN (SP-1+, MIG-1)
2.00%	06/25/03	9,000	9,011,471
City of Westerville GO (ABN AMRO Munitops Trust Certificates) Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.41%(b)	05/07/03	1,000	1,000,000
Clinton County Hospital RB Series 1999 DN (National City Bank LOC) (VMIG-1)
1.45%(b)	05/07/03	8,205	8,205,000
Columbus GO Unlimited Tax DN (Westduetsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.25%(b)	05/07/03	325	325,000
Cuyahoga County RB (Oriana Service Civic Facility Project) Series 2001 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	3,800	3,800,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Franklin County Hospital Facilities Referral & Improvement RB (U.S. Health Corporation of Columbus Project) Series 1996A DN (Morgan Guaranty Trust LOC) (VMIG-1)
1.35%(b)	05/07/03	$5,245	$5,245,000
Hamilton County Healthcare Facilities RB (Talbert Services Incorporated Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
1.39%(b)	05/07/03	3,985	3,985,000
Lucas County Health Facilities Authority RB (Lutheran Homes Society Project) Series 1996 DN (Banc One LOC) (A-1+)
1.35%(b)	05/07/03	900	900,000
Montgomery County Catholic Health Initiatives RB Series 1997B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	3,650	3,650,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
1.50%(b)	05/07/03	2,600	2,600,000
Ohio GO Highway Capital Improvement Series 1998C MB (AAA, Aa1)
4.50%	05/01/03	2,000	2,000,000
Warren County Healthcare Facilities RB (Otterbein Homes Project) Series 1998B DN (Fifth Third Bank N.A. LOC) (A-1+)
1.60%(b)	05/07/03	1,020	1,020,185
Washington County RB (Hospital Facilities Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.39%(b)	05/07/03	1,500	1,500,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	2,980	2,980,000

			52,211,656

Oklahoma—0.7%
Oklahoma State Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
1.55%(b)	05/07/03	2,830	2,830,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Oklahoma (continued)
Oklahoma State Water Resource Board RB (State Loan Program) Series 1997 MB (A-1+)
1.10%	09/01/03	$6,670	$6,670,000

			9,500,000

Oregon—0.4%
Oregon Health, Housing, Education & Cultural Facility Authority RB (Peacehealth Project) Series 1998 DN (Allied Irish Bank LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	2,300	2,300,000
Umitilla County Hospital Facility Authority RB (Catholic Health Project) Series 1997B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	3,900	3,900,000

			6,200,000

Pennsylvania—4.9%
Cumberland County Municipal Authority Retirement Community RB (Wesley Affiliated Services Project) Series 2002C DN (Toronto Dominion LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	6,100	6,100,000
Eastern Pennsylvania Industrial & Commercial Development Authority IDRB (Electronic Data System Project) Series 1993 DN (Wachovia Bank LOC)
1.40%(b)	05/07/03	5,900	5,900,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance) (A-1+)
1.45%(b)	05/07/03	1,070	1,070,000
Lancaster County Hospital Authority RB (Willow Valley Retirement Project) Series 2002A DN (National Westminster LOC) (A-1)
1.45%(b)	05/07/03	21,000	21,000,000
New Garden General Municipal Authority RB Series 1999 DN (AMBAC Insurance, Bank of Nova Scotia LOC) (A-1)
1.40%(b)	05/07/03	19,300	19,300,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike RB Series 2002A-1 DN (West Deutsche Landesbank SBPA) (A-1+, VMIG-1)
1.35%(b)	05/07/03	$2,400	$2,400,000
Pennsylvania State Turnpike RB Series 2002A-3 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	900	900,000
Southeastern Pennsylvania Transportation Authority RB (Bear Stearns Municipal Trust Certificates) Series 2001-9016 DN (FGIC Insurance) (A-1)
1.43%(b)	05/07/03	11,575	11,575,000

			68,245,000

Puerto Rico—0.6%
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (VMIG-1)
1.70%	10/22/03	7,900	7,900,000

South Carolina—1.3%
Columbia Waterworks & Sewer System (Salomon Smith Barney Trust Receipts) ROC II Series 1999-214 DN (Salomon Smith Barney Liquidity Facility) (VMIG-1)
1.44%(b)	05/07/03	7,495	7,495,000
South Carolina Transitional Infrastructure RB Series 2002A DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.46%(b)	05/07/03	10,475	10,475,000

			17,970,000

Tennessee—3.1%
City of Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)
1.45%(b)	05/07/03	12,400	12,400,000
Cleveland IDRB (YMCA Chattan Project) Series 1999 DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	2,400	2,400,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) DN (Suntrust Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	$2,300	$2,300,000
Knox County GO Series 1997 MB (AA, Aa2)
5.00%	02/01/04	1,000	1,038,831
Memphis General Improvement RB Series 1995A DN (Westdeutsche Landesbank Giroentrale LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	500	500,000
Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	400	400,000
Metropolitan Government Nashville & Davidson County Health & Education Board RB (Belmont University Project) Series 1997 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	3,300	3,300,000
Metropolitan Government Nashville & Davidson County Health & Education Board RB (Harpeth Hall School Project) DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	370	370,000
Metropolitan Government Nashville & Davidson County IDRB (University School Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	4,000	4,000,000
Metropolitan Nashville Airport Authority Airport Improvement RB Series 1995 MB (FGIC Insurance) (AAA, Aaa)
5.00%	07/01/03	1,000	1,005,445
Shelby County Health Educational & Housing Authority RB Series 1994 DN (Credit Suisse LOC) (A-1+)
1.38%(b)	05/07/03	5,000	5,000,000
Sumner County GO (Capital Outlay NTS Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	10,000	10,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	$1,000	$1,000,000

			43,714,276

Texas—6.6%
Austin Water & Wastewater System RB (Wachovia Merlot Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	2,490	2,490,000
Collin County Housing Finance Corporation Multifamily RB (Merrill Lynch P-Float Receipts) Series 1999 Pt-1160 DN (Merrill Lynch & Co. SBPA) (A-1C+)
1.50%(b)	05/07/03	4,400	4,400,000
Dallas GO Equipment Acquisition Contractual Obligations Series 2000 MB (AAA, Aaa)
5.25%	08/15/03	3,500	3,535,654
Eagle Mountain & Saginaw Independant School District GO (Municipal Securities Trust Receipts) Series 2003 SGA-141 DN (PSF Guaranty) (A-1+)
1.43%(b)	05/07/03	4,000	4,000,000
Grapevine-Colleyville Independent School District GO Series 1998 MB (AAA, Aaa)
4.75%	08/15/03	1,000	1,010,329
Harris County Texas RB (Salomon Smith Barney Trust Receipts) Series 2002-ROC II-1029 DN (FSA Insurance) (A-1+)
1.44%(b)	05/07/03	700	700,000
Houston Community College RB Series 2002 DN (MBIA Insurance) (A-1+)
1.42%(b)	05/07/03	5,930	5,930,000
Jefferson County Health Facility Development Corporation RB (First Union Merlots Trust Receipts) Series 2001A-83 MB (First Union Bank LOC) (A-1C+)
1.55%	11/17/03	3,995	3,995,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Lower Colorado Texas River Authority RB (First Union Trust Receipts) Series 2000 DN (FSA Insurance) (VMIG-1)
1.46%(b)	05/07/03	$2,000	$2,000,000
Red River Educational Development Authority RB (Bear Stearns Trust Receipts) Series 2000 DN (Societe Generale LOC) (A-1C+)
1.43%(b)	05/07/03	3,570	3,570,000
Southeast Texas Housing Finance Corporation RB (First Union Merlots Trust Receipts) Series 2001A MB (Federal National Mortgage Association Guaranty) (A-1+)
1.55%	11/17/03	5,150	5,150,000
Texas GO Series 2002 TRAN (SP-1+, MIG-1)
2.75%	08/29/03	29,000	29,156,153
Texas State Housing Agency Multifamily RB Series 2001 DN (A-1+)
1.43%(b)	05/07/03	2,350	2,350,000
Texas Technology University RB (Bear Stearns Trust Receipts) Series 2002A DN (MBIA Insurance) (A-1)
1.48%(b)	05/07/03	13,630	13,630,000
University of Texas RB (Wachovia Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank SBPA)
1.44%(b)	05/07/03	4,660	4,660,000
University of Texas RB Series 1996B MB (AAA, Aaa)
6.00%	08/15/03	4,415	4,478,450

			91,055,586

Vermont—1.1%
Vermont Series 2003A RAN (SP-1+, MIG-1)
2.50%	06/17/03	15,000	15,021,968

Virginia—0.5%
Commonwealth of Virginia Transportation Authority RB (Citibank Eagle Trust Receipts) Series 1999B DN (Citibank LOC) (A-1+)
1.44%(b)	05/07/03	1,000	1,000,000
Fairfax County IDRB (Fairfax Hospital System Project) Series 1988B DN (Inova Health System Liquidity) (A-1+, VMIG-1)
1.21%(b)	05/07/03	200	200,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Virginia (continued)
Virginia GO Series 1994 MB (Aaa)
6.50%	06/01/03	$5,050	$5,172,484

			6,372,484

Washington—1.9%
King County GO (ABN AMRO Munitops Trust Certificates) Series 2001-1 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	2,500	2,500,000
Seattle GO (Bear Stearns Municipal Trust Receipts) Series 2003 DN SGA-142N
1.43%(b)	05/07/03	4,000	4,000,000
Seattle Municipal Light & Power RB (First Union Merlots Trust Receipts) Series 2001A-56 DN (First Union Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	7,465	7,465,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
1.47%(b)	05/07/03	5,170	5,170,000
Washington GO (Wachovia Merlots Trust Receipts) Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	7,380	7,380,000

			26,515,000

Wisconsin—2.2%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Banc One LOC) (VMIG-1)
1.45%(b)	05/07/03	6,600	6,600,000
Southeast Wisconsin Professional Baseball Park District Sales Tax RB (First Union Merlot Trust Receipts) Series 2000Y DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	3,000	3,000,000
Wisconsin State Health & Educational Facilities Authority RB (Edgewood College Project) Series 1997 DN (Banc One LOC)
1.50%(b)	05/07/03	6,945	6,945,000
Wisconsin State Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
1.40%(b)	05/07/03	2,450	2,450,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
1.40%(b)	05/07/03	$11,600	$11,600,000

			30,595,000

Wyoming—0.7%
Lincoln County PCRB (Exxon Corporation Project) Series 1984B DN (A-1+)
1.11%(b)	05/01/03	9,300	9,300,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,387,249,475(a))	99.9%	1,387,249,475
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%	1,055,239

NET ASSETS (Equivalent to $1.00 per share based on 1,321,700,215 Institutional Shares, 34,717,350 Dollar Shares, 12,112,162 Cash Management Shares, 8,634,856 Cash Reserve Shares, 5,205,652 Administration Shares and 5,950,085 Bear Stearns Shares outstanding)	100.0%	$1,388,304,714

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($1,388,304,714 ÷ 1,388,320,320)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

MuniFund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	$1,074,654,185	77.6%
31-60 Days	82,060,000	5.9
61-90 Days	35,500,000	2.6
91-120 Days	43,425,000	3.1
121-150 Days	41,670,000	3.0
Over 150 Days	108,745,000	7.8

Average Weighted Maturity—37 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

MuniCash Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS—97.5%
Alabama—4.2%
Alabama Housing Finance Authority Multifamily RB Series 2003 Pt-1788 AMT DN (Merrill Lynch & Co. Guaranty)
1.57%(b)	05/07/03	$3,000	$3,000,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (South Trust Bank LOC)
1.56%(b)	05/07/03	885	885,000
Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-1)
1.35%(b)	05/01/03	1,000	1,000,000
Columbia IDRB (Alabama Power Project) Series 1998A AMT DN (A-1, VMIG-1)
1.50%(b)	05/01/03	5,400	5,400,000
Columbia IDRB (Alabama Power Project) Series 1999A DN (A-1, VMIG-1)
1.35%(b)	05/01/03	7,100	7,100,000
Homewood Educational Development Authority RB (Samford University Project) Series 1999 DN (Bank of Nova Scotia LOC) (VMIG-1)
1.35%(b)	05/01/03	18,875	18,875,000
Jefferson County GO Warrants Series 2001B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	40,745	40,745,000
Madison School Warrant GO Series 1994 MB
6.00%	02/01/04	500	528,093
Mobile GO Series 1996 MB
5.50%	02/15/04	1,095	1,133,169
Steele Industrial Development Board RB Series 2001 AMT DN (South Trust Bank LOC)
1.56%(b)	05/07/03	4,500	4,500,000
Tuscaloosa IDRB Series 2000A AMT DN (South Trust Bank LOC)
1.61%(b)	05/07/03	1,535	1,535,000

			84,701,262

Alaska—0.1%
Arkansas Development Finance Authority Correction Facilities RB Series 2003A MB
3.00%	11/15/03	1,545	1,560,706
North Slope Borough GO Series 1992A MB (MBIA Insurance) (AAA)
5.90%	06/30/03	1,000	1,007,280

			2,567,986

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Arizona—0.4%
Phoenix GO Series 1993A MB (AA+, Aa1)
5.00%	07/01/03	$415	$417,210
Phoenix IDRB (Leggett & Platt Incorporated Project) AMT DN (Wachovia Bank LOC)
1.40%(b)	05/07/03	5,170	5,170,000
Pima County Industrial Development Authority RB (Senior Living Facilities-La Posada Project) Series 2002A DN (Lasalle National Bank LOC)
1.35%(b)	05/07/03	1,600	1,600,000

			7,187,210

Arkansas—0.5%
Arkansas GO (Waste Water Disposal Pollution Control Project) Series 2002 MB (AA, Aa2)
3.00%	07/01/03	230	230,610
City of Blytheville IDRB (Nucor Corporation Project) Series 1998 AMT DN (A-1+, P-1)
1.45%(b)	05/07/03	3,000	3,000,000
Fayetteville Sales & Use Tax Capital Improvement RB Series 2002 MB
2.00%	06/01/03	2,250	2,250,570
Fort Smith Sales & Use Tax RB Series 2001A MB (AA-)
4.00%	12/01/03	1,320	1,339,131
Jonesboro City RB (Water & Light Plant Public Utility System Project) Series 2003 MB (Kredietbank LOC)
2.50%	11/15/03	1,470	1,481,154
Little Rock Waste Disposal RB Series 2002 MB (MBIA Insurance) (AAA, Aaa)
3.00%	05/01/03	1,000	1,000,000

			9,301,465

California—10.3%
California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (A-1+, VMIG-1)
1.28%(b)	05/01/03	85,260	85,260,000
California Housing Finance Agency RB (Multifamily Housing Project) Series 2000A AMT DN (A-1+C)
1.30%(b)	05/01/03	26,905	26,905,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)

California (continued)
California Housing Finance Agency RB Series 2001 DN (MBIA Insurance) (A-1+, VMIG-1)
1.28%(b)	05/01/03	$13,585	$13,585,000
California State GO (Merrill Lynch P-Float Receipts) Series 2000PA-722 DN (Merrill Lynch & Co. Guaranty) (A-1)
1.61%(b)	05/07/03	16,735	16,735,000
California Statewide Communities Development Authority Multifamily RB (Parkwood Apartments Project) Series 2002 Pt-1375 AMT DN (Federal National Mortgage Association Guaranty)
1.51%(b)	05/07/03	2,900	2,900,000
California Statewide Communities Development Authority Multifamily RB Series 2001 Pt-1353 AMT DN (Merrill Lynch & Co. Guaranty) (A-1C+)
1.55%(b)	05/07/03	11,185	11,185,000
Los Angeles International Airport RB (LAX Two Corporation Project) DN (Societe General LOC) (A+)
1.31%(b)	05/01/03	13,600	13,600,000
Los Angeles Unified School District Certificates of Participation (Belmont Learning Complex Project) Series 1997A DN (Commerzbank LOC) (A-1+, VMIG-1)
1.70%(b)	05/07/03	32,000	32,000,000
Los Angeles Wastewater Systems Subordinate RB Series 2001A MB (FGIC Insurance) (A-1+, VMIG-1)
1.25%	12/05/03	4,000	4,000,000

			206,170,000

Colorado—1.0%
Colorado Health Facilities Authority Economic Development RB (Johnson Publishing Company Project) AMT DN (Banc One N.A. LOC)
1.60%(b)	05/07/03	2,305	2,305,000
Denver City & County Airport RB Series 2002A-61 AMT DN (Wachovia Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	9,445	9,445,000
Denver City & County Airport RB Series 2003 Pt-754 AMT DN (MBIA Insurance, Merrill Lynch SBPA)
1.49%(b)	05/07/03	6,495	6,495,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Colorado (continued)
Pueblo County Rural School District No. 070 GO Series 2003 MB (FSA Insurance) (AAA, Aaa)
2.00%	12/01/03	$1,030	$1,035,090

			19,280,090

Connecticut—0.1%
Connecticut Development Authority IDRB (Atlas Container LLC Project) Series 2003 AMT DN
1.55%(b)	05/07/03	2,000	2,000,000

Florida—2.3%
Dade County Seaport RB Series 1990E MB (MBIA Insurance) (AAA, Aaa)
8.00%	10/01/03	1,010	1,036,315
Greater Orlando Aviation Authority RB (Orlando Airport Facilities Project) Series 2002E AMT DN (FSA Insurance) (A-2, VMIG-1)
1.50%(b)	05/07/03	20,085	20,085,000
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron Incorporated Guaranty) (A-1, P-1)
2.35%(b)	05/07/03	6,000	6,000,000
Hillborough Aviation Authority RB Series 2003 Pt-745 AMT DN (MBIA Insurance, Svenska Bank SBPA)
1.49%(b)	05/07/03	1,000	1,000,000
Jacksonville Economic Development Commission Industrial Development RB (Glasfloss Industries Incorporated Project) Series 2002 AMT DN (Huntington Bank LOC)
1.55%(b)	05/07/03	2,205	2,205,000
Lee County IDRB Series 1997 AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	2,065	2,065,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D MB (National Rural Utilities LOC) (A-1)
1.45%	06/15/03	5,000	5,000,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-4 MB (National Rural Utilities LOC)
1.25%	09/15/03	4,000	4,000,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Florida (continued)
Putnam County Development Pooled Loan Series 1984H-2 MB (National Rural Utilities LOC) (A-1)
1.25%	09/15/03	$5,000	$5,000,000

			46,391,315

Georgia—5.5%
Albany MB Series 2003 TRAN
1.38%	12/31/03	5,000	5,004,126
Clayton Development Authority Special Facilities RB (Delta Airlines Project) Series 2000B DN (Commerzbank LOC) (A-2, VMIG-1)
3.10%(b)	05/07/03	59,000	59,000,000
Cobb Housing Authority Multifamily RB Series 2003 Pt-1775 AMT DN (Merrill Lynch & Co. Guaranty)
1.57%(b)	05/07/03	21,350	21,350,000
Dooly County IDRB (Hamburg Enterprises Project) Series 2003 AMT DN (Fifth Third Bank LOC)
1.49%(b)	05/02/03	1,000	1,000,000
Dougherty County GO Series 2000 MB (FSA Insurance) (Aaa)
5.25%	10/01/03	930	944,534
Douglas County Board of Commissioners RB Series 2003 TAN
1.25%	12/30/03	8,000	8,007,844
Gordon County Industrial Development Authority RB (Aladdin Manufacturing Project) Series 1997A AMT DN (Wachovia Bank LOC)
1.53%(b)	05/07/03	1,000	1,000,000
Griffin-Spalding County IDRB (Woodland Industries Project) Series 2000 AMT DN (Wachovia Bank LOC) (A-1+)
1.45%(b)	05/07/03	2,350	2,350,000
Gwinnett County IDRB (Suzanna Project) Series 2001A AMT DN (Wachovia Bank LOC) (VMIG-1)
1.45%(b)	05/07/03	3,450	3,450,000
Thomaston-Upson Industrial Development Authority RB (Southern Mills Project) Series 1999 DN (Wachovia Bank LOC)
1.45%(b)	05/07/03	4,940	4,940,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank LOC)
1.53%(b)	05/07/03	$3,100	$3,100,000

			110,146,504

Hawaii—0.8%
Hawaii Airport Systems RB (Bigelow Project) Series 2001A AMT DN (FGIC Insurance, Bear Stearns SBPA) (A-1)
1.52%(b)	05/07/03	8,800	8,800,000
Hawaii Airport Systems RB Series 2003 Pa-1110 AMT MB (FGIC Insurance) (A-1)
1.25%	07/01/03	2,495	2,495,000
Hawaii Housing Finance & Development Corporation Single Family Mortgage RB Series 2001A-15 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	5,295	5,295,000

			16,590,000

Idaho—0.8%
Idaho Housing & Finance Association RB Series 1998 Pt-173 AMT DN (Bayerische Hypo-Vering Bank LOC) (VMIG-1)
1.47%(b)	05/07/03	16,000	16,000,000

Illinois—3.9%
Addison IDRB (General Binding Corporation Project) Series 1988 AMT DN (Lasalle National Bank LOC)
1.64%(b)	05/07/03	1,150	1,150,000
Chicago IDRB (Goose Island Beer Company Project) AMT DN (First Bank Systems, N.A. LOC)
1.64%(b)	05/07/03	1,600	1,600,000
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (Lasalle National Bank LOC)
1.50%(b)	05/07/03	4,000	4,000,000
Chicago O’Hare Airport RB (Municipal Trust Certificates) Series 2000A ZTC-8 AMT DN (AMBAC Insurance, Zurich Capital Markets SBPA) (VMIG-1)
1.61%(b)	05/07/03	14,980	14,980,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Chicago O’Hare Airport RB (Second Lien Passenger Facility Project) Series 2001C AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	$5,680	$5,680,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 AMT DN (Lasalle National Bank LOC) (A-1+)
1.55%(b)	05/07/03	1,915	1,915,000
Harvard Health Care Facilities RB (Harvard Memorial Hospital Project) Series 1998 DN (National City Bank LOC)
1.70%(b)	05/07/03	1,200	1,200,000
Harvard Multifamily Housing RB (Northfield Court Project) Series 1999 AMT DN (Lasalle National Bank LOC) (A-1+)
1.56%(b)	05/07/03	7,350	7,350,000
Illinois Development Finance Authority IDRB (Big Bolt Corporation Project) AMT DN (ABN-AMRO Bank N.V. LOC)
1.64%(b)	05/07/03	2,800	2,800,000
Illinois Development Finance Authority IDRB (Cano Packaging Corporation Project) Series 2001 AMT DN (Lasalle National Bank LOC)
1.50%(b)	05/07/03	2,840	2,840,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (Lasalle National Bank LOC)
1.61%(b)	05/07/03	2,000	2,000,000
Illinois First Series GO Series 2002 MB (AA, Aa2)
3.00%	10/01/03	1,000	1,005,803
Illinois GO (ABN AMRO Munitops Trust Certificates) Series 2002-23 MB (MBIA Insurance) (VMIG-1, F1+)
1.90%	10/08/03	2,100	2,100,000
Illinois Health Facilities Authority RB (Central Baptist Home Project) Series 1999B DN (Allied Irish Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	3,300	3,300,000
Illinois Health Facilities Authority RB (Lutheran Home & Services Project) Series 2001 DN (Allied Irish Bank LOC) (A-1+)
1.40%(b)	05/07/03	2,200	2,200,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois Housing Development Finance Authority RB Series 2000V DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	$6,860	$6,860,000
Illinois Industrial Development Finance Authority RB (Forty Foot High Realty LLC Project) Series 2002 AMT DN (Charter One Financial LOC)
1.70%(b)	05/07/03	1,150	1,150,000
Illinois Industrial Development Finance Authority RB (Mason Corporation Project) Series 2000A AMT DN (Lasalle National Bank LOC)
1.64%(b)	05/07/03	5,355	5,355,000
Illinois Regional Transportation Authority RB (First Union Merlots Trust Receipts) Series 2002A-24 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	6,000	6,000,000
Sangamon County IDRB (Contech Construction Incorporated Project) Series 1997 AMT DN (Mellon Bank N.A. LOC) (VMIG-1)
1.50%(b)	05/07/03	1,100	1,100,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	970	970,000
Upper River Valley Industrial Development Authority RB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	2,000	2,000,000
Waukegan County GO Series 1992 MB (Aaa)
6.40%	06/30/03	1,085	1,094,501

			78,650,304

Indiana—2.6%
Bremen IDRB (Universal Bearings Incorporated Project) Series 1996A AMT DN (Key Bank N.A. LOC) (A-1, P-1)
1.55%(b)	05/07/03	4,485	4,485,000
Elkhart Economic Development RB (Jameson Inns Incorporated Project) AMT DN (Firstar Bank N.A. LOC)
1.65%(b)	05/07/03	3,030	3,030,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Indiana (continued)
Elkhart Industrial Multifamily RB (Pedcor Investments Living LP Project) Series 2002A AMT DN (Federal Home Loan Bank Guaranty) (VMIG-1)
1.45%(b)	05/07/03	$8,000	$8,000,000
Elkhart Industrial Multifamily RB (Pedcor Investments Living LP Project) Series 2002B AMT DN (Federal Home Loan Bank Guaranty) (VMIG-1)
1.45%(b)	05/07/03	900	900,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	2,250	2,250,000
Fort Wayne Economic Development Authority RB (Gildea Tool Company Project) Series 1998 AMT DN (Comerica Bank LOC)
1.50%(b)	05/07/03	1,200	1,200,000
Huntingburg Multifamily RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
1.56%(b)	05/07/03	2,350	2,350,000
Indiana Development Finance Authority Economic Development RB (Saroyan Hardwoods Incorporated Project) Series 1994 AMT DN (FifthThird Bank LOC)
1.60%(b)	05/07/03	1,100	1,100,000
Indiana Development Finance Authority IDRB (Enterprise Center II Project) Series 1992 AMT DN (Bank One N.A. LOC) (A-1)
1.56%(b)	05/07/03	3,000	3,000,000
Indiana Economic Development Finance Authority RB (Morris Manufacturing & Sales Corporation Project) Series 2002 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	3,000	3,000,000
Indiana Port Commission RB (Kosmos Cement Project) Series 2000 AMT DN (Wachovia Bank LOC) (A-1+)
1.50%(b)	05/07/03	5,500	5,500,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Indiana (continued)
Indianapolis IDRB (Public Import Board Project) Series 2003 Pt-731 AMT DN (FSA Insurance, Danske Bank LOC) (A-1)
1.49%(b)	05/07/03	$2,550	$2,550,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	1,335	1,335,000
Orleans Economic Development RB (Almana Limited Liability Company Project) Series 1995 AMT DN (National Bank of Detriot LOC)
1.55%(b)	05/07/03	3,500	3,500,000
Scottsburg Economic Development Authority RB (American Plastic Corporation Project) Series 2000 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	1,225	1,225,000
South Bend Economic Development Authority RB (SGW Realty LLC Project) Series 1998 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	1,100	1,100,000
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank LOC)
1.50%(b)	05/07/03	3,600	3,600,000
Terre Haute Industrial Economic Development RB (Jameson Inns Incorporated Project) Series 1999 AMT DN (Firstar Bank N.A. LOC)
1.65%(b)	05/07/03	3,435	3,435,000

			51,560,000

Iowa—1.0%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (First Bank Systems LOC)
1.60%(b)	05/07/03	1,000	1,000,000
Iowa Finance Authority Economic Development RB (West Liberty Foods Project) Series 2002 AMT DN (Bank One N.A. LOC)
1.60%(b)	05/07/03	3,595	3,595,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Iowa (continued)
Iowa School Cash Anticipation Program Series 2002-03A TRAN (FSA Insurance) (SP-1+, MIG-1)
2.75%	06/20/03	$5,000	$5,006,799
Polk County GO Series 2002A MB (AA+, Aa1)
5.00%	06/01/03	2,220	2,227,073
Urbandale Industrial Development Authority RB (Interstate Acres Lp Project) Series 1994 DN (Principle Mutual Life Insurance Guaranty)
1.65%(b)	05/07/03	6,000	6,000,000
West Burlington IDRB (Borghi Oilhydraulic Project) Series 2001A AMT DN (Bank One N.A. LOC)
1.60%(b)	05/07/03	1,345	1,345,000

			19,173,872

Kansas—0.1%
Shawnee Private Activity RB (Simmons Company Project) AMT DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.45%(b)	05/07/03	2,285	2,285,000

Kentucky—3.9%
City of Wilder Industrial Building RB (Saratoga Investments Limited Partnerships Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
1.55%(b)	05/07/03	1,325	1,325,000
Clark County PCRB (Kentucky Power Project) Series 1984J-2 MB (National Rural Utilities Coop LOC) (A-1)
1.15%	10/15/03	4,590	4,590,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (First Bank Systems LOC)
1.60%(b)	05/07/03	2,150	2,150,000
Elsmere IDRB (International Mold Steel Incorporated Project) Series 1996 AMT DN (Star Banc Corporation LOC)
1.55%(b)	05/07/03	1,610	1,610,000
Henderson County Solid Waste Disposal RB (Hudson Foods Incorporated Project) Series 1995 AMT DN (Rabo Bank Nederland LOC) (VMIG-1)
1.53%(b)	05/07/03	5,000	5,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Kentucky (continued)
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (First Union National Bank LOC)
1.50%(b)	05/07/03	$1,726	$1,726,000
Jefferson County Board of Education Series 2002N RAN (SP-1+, MIG-1)
2.25%	06/30/03	11,000	11,011,568
Jefferson County Economic Development RB (Jameson Inns Incorporated Project) Series 1999 AMT DN (First Bank Systems LOC)
1.65%(b)	05/07/03	2,340	2,340,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Company Project) Series 1999 AMT DN (Bank One N.A. LOC)
1.60%(b)	05/07/03	4,160	4,160,000
Jefferson Health Facilities RB (Jewish Hospital Healthcare Services Incorporated Project) Series 1992 MB (Kredietbank LOC) (AAA, Aaa)
6.55%	05/01/03	2,000	2,040,000
Kenton County Airport Board Special Facilities RB Series 2002A AMT DN (Commerzbank LOC) (A-2, VMIG-1)
3.10%(b)	05/07/03	8,600	8,600,000
Kentucky Housing Corporation Single Family Mortgage RB Series 2003 Pt-740 AMT DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
1.52%(b)	05/07/03	16,665	16,665,000
Kentucky Housing Corporation Single Family Mortgage RB Series 2003 Pt-742 AMT DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
1.52%(b)	05/01/03	5,100	5,100,000
McCreary County Industrial Building RB (Le Sportsac Incorporated Project) Series 1998 AMT DN (Fifth Third Bank LOC)
1.50%(b)	05/07/03	1,300	1,300,000
McCreary IDRB (Le Sportsac Project) Series 1998B AMT DN (Fifth Third Bank LOC)
1.50%(b)	05/07/03	1,670	1,670,000
McCreary IDRB (Le Sportsac Project) Series 1999B-3 AMT DN (Fifth Third Bank LOC)
1.50%(b)	05/07/03	3,685	3,685,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Kentucky (continued)
Pulaski County Solid Waste Disposal Facilities PCRB (Natural Rural Utilities for East Kentucky Power Project) Series 1993B AMT MB (VMIG-1)
1.30%	08/15/03	$3,000	$3,000,000
Trimble County PCRB (Louisville Project) Series 2003 TECP (Louisville Gas & Electric Company Guaranty) (A-2, VMIG-1)
1.30%	08/15/03	1,200	1,200,000

			77,172,568

Louisiana—2.3%
Calcasieu Parish Industrial Development Board PCRB (PPG Industries Incorporated Project) Series 1992 DN (A-1)
1.56%(b)	05/07/03	14,450	14,450,000
Calcasieu Parish Public Trust Authority Solid Waste Disposal RB (PPG Industries Incorporated Project) Series 1994 DN (A-1)
1.56%(b)	05/07/03	7,300	7,300,000
Donaldsonville IDRB (John Folse & Company Incorporated Project) Series 2003 DN (Amsouth Bank LOC)
1.53%(b)	05/07/03	2,150	2,150,000
Iberville Parish PCRB (Air Products Corporation Project) Series 1992 DN (A-1)
1.51%(b)	05/07/03	2,200	2,200,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Rabo Bank Nederland LOC)
1.60%(b)	05/07/03	3,360	3,360,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School Incorporated Project) Series 2002 DN (Bank One N.A. LOC)
1.61%(b)	05/07/03	1,700	1,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2002 AMT DN (A-1, P-1)
1.55%(b)	05/07/03	3,000	3,000,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank N.A. LOC)
1.53%(b)	05/07/03	2,900	2,900,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Louisiana (continued)
West Baton Rouge Parish IDRB (Dow Chemical Company Project) Series 1994B DN (P-2)
1.80%(b)	05/01/03	$8,900	$8,900,000

			45,960,000

Maryland—3.9%
Baltimore County RB (Golf Systems Project ) Series 2001 DN (M & T Bank Corp. LOC) (A-2)
1.46%(b)	05/07/03	5,200	5,200,000
Baltimore County RB (St. Paul’s School For Girls Project) Series 2000 DN (M & T Bank Corp. LOC ) (A-2)
1.46%(b)	05/07/03	9,400	9,400,000
Gaithersburg Economic Development RB (Asbury Methodist Project) Series 1997A DN (MBIA Insurance) (A-1+)
1.35%(b)	05/07/03	8,980	8,980,000
Maryland Economic Development Corporation RB (Associated Catholic Incorporated Project) Series 2002 DN (VMIG-1)
1.46%(b)	05/07/03	5,540	5,540,000
Maryland Economic Development Corporation RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M & T Bank Corp. LOC) (A-1)
1.56%(b)	05/01/03	1,590	1,590,000
Maryland Economic Development Corporation RB (Lithographing Company Project) Series 2001 AMT DN (M & T Bank Corp. LOC) (A-1)
1.56%(b)	05/07/03	3,925	3,925,000
Maryland Economic Development Corporation RB (Mirage Tucker LLC Facilities Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.56%(b)	05/07/03	1,400	1,400,000
Maryland Economic Development Corporation RB (Pharmaceutics International Project) Series 2001A AMT DN (M & T Bank Corp. LOC) (A-1)
1.56%(b)	05/07/03	6,200	6,200,000
Maryland Economic Development Corporation RB (Redrock LLC Facilities Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.61%(b)	05/07/03	2,500	2,500,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland (continued)
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (FNB Maryland LOC)
1.46%(b)	05/07/03	$5,400	$5,400,000
Maryland Health & Higher Education Facilities Authority RB (Doctors Community Hospital Project) Series 1997 DN (M & T Bank Corp. LOC) (A-1)
1.46%(b)	05/07/03	355	355,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 DN (M & T Bank Corp. LOC) (A-1)
1.36%(b)	05/07/03	7,175	7,175,000
Maryland State Industrial Development Financing Authority RB (Brass Mill Road Project) Series 1995 DN (M & T Bank Corp. LOC) (A-1)
1.60%(b)	05/07/03	1,680	1,680,000
Maryland State Industrial Development Financing Authority RB (Patapsco Association Project) Series 1995 DN (M & T Bank Corp. LOC) (A-1)
1.60%(b)	05/07/03	1,425	1,425,000
Montgomery County Economic Development Authority RB (Brooke Grove Foundation Incorporated Project) Series 1998 DN (M & T Bank Corp. LOC) (A-1)
1.39%(b)	05/07/03	4,775	4,775,000
Montgomery County Housing Finance Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 Pt-1276 AMT DN (Merrill Lynch & Co. Guaranty) (A-1C+)
1.57%(b)	05/07/03	4,990	4,990,000
Montgomery County RB (Ivymount School Incorporated Facilites Project) Series 2000 DN (M & T Bank Corp. LOC) (A-1)
1.51%(b)	05/07/03	3,000	3,000,000
Prince Georges County RB (Parsons Paper Facilities Project) Series 1987 DN (M & T Bank Corp. LOC)
1.25%(b)	05/01/03	3,700	3,700,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland (continued)
Wicomico County Economic Development RB (Plymouth Tube Company Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
1.60%(b)	05/07/03	$1,600	$1,600,000

			78,835,000

Massachusetts—4.7%
Attleboro County GO Series 1997 MB (Aaa)
6.00%	10/01/03	1,085	1,107,081
Chelmsford County GO Series 2003 BAN (MIG-1)
1.63%	04/22/04	2,000	2,009,925
Commonwealth of Massachusetts GO (First Union Merlots Trust Receipts) Series 2002A DN (FSA Insurance) (A-1)
1.42%(b)	05/07/03	1,490	1,490,000
Massachusetts Development Finance Agency RB (Carleton Willard Village Project) Series 2000 DN (Fleet National Bank N.A. LOC) (A-1)
1.35%(b)	05/07/03	18,000	18,000,000
Massachusetts Housing Finance Agency RB (Single Family Notes Project) Series 2003M AMT MB
1.15%	05/01/04	5,000	5,000,000
Massachusetts Industrial Finance Agency Healthcare Facilities RB (Jewish Geriatric Services Project) Series 1997A DN (Bank of Boston LOC) (A-1+)
1.35%(b)	05/07/03	6,095	6,095,000
Massachusetts Development Finance Agency RB (Boston University Project) Series 2002R-2 DN (A-1+, VMIG-1)
1.22%(b)	05/07/03	20,280	20,280,000
Massachusetts Educational Financing Authority Loan RB Series 1998C MB
4.20%	12/01/03	1,255	1,277,031
Massachusetts Municipal Wholesale Electric Company Power Supply System RB Series 2001 MB (Bank of New York LOC) (A-1+)
1.75%	09/25/03	1,995	1,995,000
Massachusetts Water Resources Authority RB Series 2002D DN (A-1+, VMIG-1)
1.40%(b)	05/01/03	500	500,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Massachusetts (continued)
Middleborough GO Series 2003 BAN (MIG-1)
2.00%	03/04/04	$5,127	$5,164,509
Natick City GO Series 2003 BAN
2.00%	04/30/04	3,150	3,177,720
Quincy County GO Series 2003 BAN (MIG-1)
1.85%	03/12/04	4,300	4,329,378
Scituate County GO Series 2003 BAN
2.00%	03/04/04	12,170	12,261,135
Winthrop County GO Series 2003 BAN (MIG-1)
1.55%	03/18/04	10,425	10,470,373

			93,157,152

Michigan—3.0%
City of Detroit School District GO (School Building & Site Improvement Project) Series 2002A MB
1.60%	08/13/03	3,500	3,500,000
Detroit Economic Development Authority RB (E.H. Association Limited Project) Series 2002 DN (Charter One Financial LOC)
1.50%(b)	05/07/03	1,445	1,445,000
Detroit Economic Development Authority RB (First Union Merlots Trust Receipts) Series 2001A-90 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	2,500	2,500,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank LOC) (A-1+)
1.40%(b)	05/07/03	1,295	1,295,000
Jackson Public Schools GO (State Aid Project) Series 2002B MB
1.75%	05/22/03	1,250	1,250,106
Macomb Hospital Finance Authority RB (MT Clemens General Project) Series 2003A-1 DN (Comerica Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	7,035	7,035,000
Macomb Hospital Finance Authority RB (MT Clemens General Project) Series 2003A-2 DN (Comercia Bank LOC)
1.37%(b)	05/07/03	5,000	5,000,000
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
1.60%(b)	05/07/03	3,200	3,200,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	$1,000	$1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank LOC)
1.55%(b)	05/07/03	2,510	2,510,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank LOC)
1.55%(b)	05/07/03	4,800	4,800,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing Incorporated Project) Series 2000 AMT DN (Bank One N.A. LOC)
1.60%(b)	05/07/03	1,500	1,500,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators Incorporated Project) Series 2001 DN (Bank of America LOC)
1.55%(b)	05/07/03	2,815	2,815,000
Michigan Strategic Fund Limited Obligation RB (Nartron Corporation Project) Series 1998 AMT DN (Comerica Bank LOC)
1.55%(b)	05/07/03	1,645	1,645,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises Incorporated Project) Series 2001 AMT DN (Huntington Bank LOC)
1.56%(b)	05/07/03	900	900,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corporation Project) Series 2001 AMT DN (Comerica Bank LOC)
1.55%(b)	05/07/03	3,400	3,400,000
Michigan Strategic Fund Limited Obligation RB (Sparta Foundry Incorporated Project) Series 1999 AMT DN (Old Kent Bank & Trust Company LOC)
1.50%(b)	05/07/03	1,400	1,400,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank LOC)
1.55%(b)	05/07/03	$3,930	$3,930,000
Michigan Strategic Fund Limited Obligation RB (VK & W Investors LLC Project) Series 2000 AMT DN (Comerica Bank LOC)
1.55%(b)	05/01/03	3,000	3,000,000
Midland County Economic Development Corporation RB (Dow Chemical Company Project) Series 1993A AMT DN (P-2)
1.95%(b)	05/01/03	3,100	3,100,000
Oakland County Educational Limited Obligation RB Series 2000 AMT DN (Bank One N.A. LOC)
1.55%(b)	05/07/03	5,600	5,600,000

			60,825,106

Minnesota—0.1%
Minneapolis & St Paul Metropolitan Airports Commission RB Series 2003 Pt-727 AMT DN (FGIC Insurance, BNP Paribas Standby LOC) (A-1+)
1.49%(b)	05/07/03	1,800	1,800,000

Mississippi—0.7%
Hinds County School District GO Series 2003 MB (Aaa)
3.55%	03/15/04	420	428,452
Mississippi Business Finance Corporation RB (Mississippi Baking Company LLC Project) Series 1995 DN (Allied Irish Bank LOC)
1.56%(b)	05/07/03	5,100	5,100,000
Mississippi Business Financial Corporation RB (Shuqualak Lumber Company Project) Series 2001 AMT DN (Bank One N.A. LOC)
1.60%(b)	05/07/03	2,500	2,500,000
Mississippi Development Bank Special Obligation RB (Harrison Mississippi Bond Program) Series 2003 DN
1.46%(b)	05/07/03	6,770	6,770,000

			14,798,452

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Missouri—1.4%
Bridgeton IDRB (Gold Dust LLC Project) AMT DN (Commerce Bank N.A. LOC)
1.56%(b)	05/07/03	$1,225	$1,225,000
Maries County IDA Solid Waste Management IDRB (Kingsford Products Company Project) Series 1993 AMT DN (Clorox Company Incorporated Guaranty) (A-1)
1.45%(b)	05/07/03	8,600	8,600,000
Medical Center Educational Building Corporation RB (Adult Hospital Project) Series 2001 DN (Amsouth Bank of Alabama LOC) (A-1)
1.30%(b)	05/07/03	10,000	10,000,000
St. Charles County IDRB (A.H. Land Development Project) Series 1996 AMT DN (Commerce Bank LOC) (A-1)
1.61%(b)	05/07/03	3,675	3,675,000
St. Charles County IDRB (Austin Machine Company Project) Series 2003A DN (Bank of America LOC)
1.51%(b)	05/07/03	1,920	1,920,000
St. Charles County IDRB (Patriot Machine Incorporated Project) Series 2002 AMT DN (U.S. Bank Corp. LOC)
1.53%(b)	05/07/03	3,500	3,500,000

			28,920,000

Montana—1.2%
Forsyth PCRB (Merrill Lynch P-Float Receipts) Series 2002 Pt-604 MB (AMBAC Insurance, Merrill Lynch & Co. SBPA)
1.20%	12/04/03	10,045	10,045,000
Forsyth PCRB (Merrill Lynch Trust Receipts) Series 2002 Pt-605 MB (AMBAC Insurance, Merrill Lynch SBPA)
1.25%	12/04/03	7,995	7,995,000
Montana State Housing Board Series 2002A-19 AMT DN (First Union N.A. LOC) (VMIG-1)
1.51%(b)	05/07/03	3,040	3,040,000
Montana State Housing Board Series 2002A-41 AMT DN (First Union N.A. LOC) (VMIG-1)
1.51%(b)	05/07/03	2,445	2,445,000

			23,525,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Nebraska—0.1%
Omaha Public Power RB (Nebraska Electric Project) Series 1992B MB
5.70%	02/01/04	$1,000	$1,033,817

Nevada—0.1%
Clark County IDRB (Southwest Gas Corporation Project) Series 2003A AMT DN (A-1, VMIG-1)
1.45%(b)	05/07/03	2,500	2,500,000

New Hampshire—0.4%
Nashua County GO Series 1996 MB
5.25%	11/01/03	750	765,514
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush Incorporated Project) Series 1997 AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	1,655	1,655,000
New Hampshire Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-51 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	3,080	3,080,000
New Hampshire Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-82 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	2,840	2,840,000

			8,340,514

New Jersey—1.4%
East Hanover Township GO Series 2003 BAN
2.00%	03/26/04	2,593	2,613,129
Manchester Township MB Series 2003 BAN
2.00%	03/26/04	1,000	1,007,929
New Jersey Health Care Facilities Finance Authority RB Series 2001 Pt-1319 DN (AMBAC Insurance, Merrill Lynch & Co. SBPA) (A-1+)
1.37%(b)	05/07/03	8,000	8,000,000
New Jersey Health Care Facilities Financing Authority RB (Health Care Corporation Project) Series 2002 DN (Bank of New York LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	4,400	4,400,000
New Jersey Housing & Mortgage Finance Agency RB (Home Buyer Project) Series 2003EE MB (MBIA Insurance)
1.10%	04/01/04	9,000	9,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB Series 2002R-149 MB (Wachovia Bank LOC)
1.20%	11/13/03	$2,000	$2,000,000

			27,021,058

New Mexico—0.1%
Dona Ana County IDRB (Merryweath Project) Series 1998 AMT DN (First Merit Bank N.A. LOC)
1.67%(b)	05/07/03	1,750	1,750,000

New York—5.8%
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2000C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.26%(b)	05/07/03	3,500	3,500,000
City of New York Transitional Finance Authority Financing RB Series 2003-2 BAN (MIG-1)
2.00%	02/19/04	9,525	9,596,600
Lancaster Industrial Development Agency RB (Jiffy Tite Company Incorporated Project) Series 1997 AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	1,860	1,860,000
New York City GO Series 1993E-5 DN (Sumitomo Bank LOC) (A-1+, VMIG-1)
1.40%(b)	05/01/03	1,700	1,700,000
New York City Housing Development Corporation Multifamily RB (West 55th Street Development Project) Series 2001A AMT DN (Hypoverinsbank LOC)
1.55%(b)	05/07/03	25,000	25,000,000
New York Housing Finance Agency RB (360 West 43rd Street Housing Project) Series 2003 AMT DN (Hypoverinsbank LOC)
1.55%(b)	05/07/03	16,000	16,000,000
New York Housing Finance Agency RB (66 West 38th Street Project) Series 2001A AMT DN (Bayerische Landesbank Girozentrale LOC) (VMIG-1)
1.45%(b)	05/07/03	11,600	11,600,000
New York Housing Finance Agency RB (Theatre Row Tower Project) Series 2001 AMT DN (Hypoverinsbank LOC)
1.55%(b)	05/07/03	5,000	5,000,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2001A AMT DN (Bayerische Landesbank Girozentrale LOC) (VMIG-1)
1.55%(b)	05/07/03	$2,500	$2,500,000
New York State Housing Finance Agency RB (East 84th Street Project) Series 1995A AMT DN (Hypoverinsbank LOC) (VMIG-1)
1.60%(b)	05/07/03	35,600	35,600,000
Onondaga Industrial Development Agency RB (Midstate Printing Corporation Project) Series 2000 AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	1,880	1,880,000
Ulster Industrial Development Agency RB (Viking Industries Incorporated Project) Series 1998A AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	1,825	1,825,000

			116,061,600

North Carolina—0.2%
Gates County IDRB (Coxe-Lewis Project) AMT DN (First Union National Bank LOC)
1.50%(b)	05/07/03	1,215	1,215,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corporation Project) Series 1999 AMT DN (Comerica Bank LOC)
1.55%(b)	05/07/03	200	200,000
North Carolina Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-70 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	1,175	1,175,000
Wake County Housing Finance Authority RB (Casa Melvid Multifamily Housing Project) Series 2001A AMT DN (Suntrust Bank LOC) (VMIG-1)
1.50%(b)	05/07/03	1,000	1,000,000

			3,590,000

North Dakota—0.5%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT MB (A-1, P-1)
1.65%	06/01/03	6,200	6,200,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Dakota (continued)
North Dakota Housing Finance Agency (First Union Merlots Trust Receipts) Series 2001A-19 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	$4,040	$4,040,000

			10,240,000

Ohio—7.7%
American Municipal Power Incorporated RB (Cleveland Public Power Project) Series 2002 BAN
1.55%	08/21/03	2,330	2,330,000
American Municipal Power Incorporated RB (Lodi Villiage Project) Series 2003 BAN
1.20%	03/18/04	1,200	1,200,000
American Municipal Power Incorporated RB (Montpelier Village Project) Series 2002 BAN
1.85%	07/10/03	2,250	2,250,000
American Municipal Power Incorporated RB (Ohio Incorporated Project) Series 2002 BAN
1.60%	08/22/03	2,725	2,725,000
1.90%	11/06/03	2,500	2,500,000
American Municipal Power RB (Bowling Green Project) Series 2002 BAN
1.65%	12/04/03	2,300	2,300,000
Avon GO Series 2003 BAN
1.35%	04/15/04	570	571,345
Bedford Heights GO Series 2003 BAN
1.35%	04/15/04	770	771,816
Belmont County GO (Water Supply Project) Series 2002 BAN
1.88%	10/09/03	1,000	1,001,212
Blue Ash Recreation Facilities GO Series 2003 BAN
1.35%	02/05/04	1,100	1,101,413
Brecksville City GO Series 2003 BAN
1.35%	05/06/04	500	500,985
Chillicothe County GO Series 2002 BAN
2.25%	05/29/03	1,000	1,000,248
City of Kettering School District GO Series 2002 BAN (SP-1+, MIG-1)
2.00%	06/25/03	7,000	7,008,922
Cleveland Heights GO Series 2002 BAN
1.65%	08/22/03	2,614	2,615,594
Cuyahoga Economic Development RB (Berea Childrens Home Project ) Series 2000 DN
1.46%(b)	05/07/03	1,120	1,120,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Cuyahoga Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (Allied Irish Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	$535	$535,000
Cuyahoga GO Series 2002 BAN
1.65%	09/17/03	1,595	1,596,197
Cuyahoga Hospital RB (Metrohealth System Project) Series 2003 DN (Key Bank N.A. LOC)
1.40%(b)	05/07/03	7,500	7,500,000
Dayton-Montgomery County Port Authority RB Series 2003 BAN
1.85%	05/14/04	1,500	1,509,570
Defiance County GO Series 2003 BAN
1.25%	04/29/04	750	750,733
Erie County GO Series 2002 BAN
2.13%	07/10/03	1,700	1,701,523
Fairfield County GO Series 2003 BAN
1.66%	12/18/03	648	649,787
1.52%	03/25/04	1,000	1,003,462
1.75%	04/15/04	1,500	1,508,495
Fulton County IDRB (Haas Door Company & Nofziger Doors International Incorporated Project) Series 1999 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	1,705	1,705,000
Gateway Economic Development Corporation RB (Greater Cleveland Excise Tax Project) Series 2001 MB (FSA Insurance) (AAA, Aaa)
5.00%	09/01/03	1,500	1,517,505
Greene County GO (Ice Arena Project) Series 2002H BAN (MIG-1)
2.00%	05/30/03	500	500,278
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank LOC)
1.39%(b)	05/07/03	5,000	5,000,000
Hamilton County GO Series 2002 BAN (MIG-1)
1.91%	06/05/03	1,000	1,000,000
Hamilton County GO Series 2003 BAN (MIG-1)
1.49%	01/29/04	1,000	1,001,995
Harrison Sewer System GO Series 2002 BAN
2.00%	09/18/03	2,000	2,005,456
Heath City GO Series 2002 BAN
1.80%	11/20/03	1,000	1,001,640
Hebron Waterworks RB Series 2002 BAN
2.30%	10/01/03	1,000	1,002,677

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Huber Heights GO Series 2002 BAN
1.55%	08/29/03	$1,820	$1,820,586
Kenston Local School District GO Series 2002 BAN
2.00%	05/21/03	1,500	1,500,651
Lebanon County GO Series 2002 BAN
2.15%	05/22/03	1,000	1,000,141
Licking County GO Series 2003 BAN
1.60%	02/25/04	1,480	1,484,806
Lorain County RB (Catholic Healthcare Project) TECP (Bank One N.A. LOC) (A-1+, VMIG-1)
1.25%	07/07/03	10,300	10,300,000
Lucas County Education Development Authority RB (Maumee Valley Country Day School Project) Series 1998 AMT DN (Sky Bank Financial LOC)
2.35%(b)	05/07/03	1,865	1,865,000
Lucas Industrial Development RB (Conforming Matrix Corporation Project) Series 1999 AMT DN (Sky Bank Financial LOC)
2.35%(b)	05/07/03	1,180	1,180,000
Lyndhurst County GO Series 2002 BAN
1.70%	08/21/03	500	500,377
Lyndhurst County GO Series 2003 BAN
1.35%	03/11/04	500	501,060
Marysville County GO Series 2002 BAN
2.01%	11/13/03	3,000	3,004,103
Mayfield GO Series 2002 BAN
1.75%	09/18/03	1,000	1,001,132
Montgomery County Catholic Health Initiatives RB Series 1997B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	300	300,000
Montgomery County GO (Catholic Health Initiatives Project) Series 2000S MB
5.25%	12/01/03	1,745	1,786,621
North Royalton GO Series 2003 BAN
1.45%	08/07/03	500	500,471
Oakwood County GO Series 2003 MB
1.25%	03/18/04	3,550	3,553,988
Ohio Housing Finance Agency Mortgage RB Series 2001 AMT DN (VMIG-1)
1.48%(b)	05/07/03	2,230	2,230,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Ohio State University GO Series 2003A MB (SP-1+, MIG-1)
1.08%	09/15/03	$5,000	$5,000,000
Ohio State Water Development Authority Solid Waste Facilities RB (Pel Technologies Project) Series 2002 AMT DN (Key Bank N.A. LOC) (VMIG-1)
1.45%(b)	05/07/03	3,600	3,600,000
Powell County GO Series 2002 BAN (SP-1+)
2.04%	11/05/03	1,000	1,001,720
Richland County GO Series 2002 BAN
2.50%	05/07/03	676	676,043
2.10%	11/12/03	1,000	1,001,838
Richland County GO Series 2003A MB (MIG-1)
1.55%	04/01/04	1,502	1,507,726
Ross Township Local School District GO Series 2003 MB
1.50%	12/01/03	600	601,384
Solon County GO (Firestation Project) Series 2002 BAN
2.00%	12/11/03	1,575	1,581,387
St. Marys GO Series 2002 BAN
1.85%	09/18/03	1,150	1,151,084
Stark County GO Series 2003 BAN
1.40%	04/22/04	1,000	1,002,403
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	4,000	4,000,000
Summit County Facility RB (Akron Area Electric Joint Project) Series 2001 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	900	900,000
Tallmadge County GO Series 2003 MB
1.75%	03/17/04	2,350	2,362,834
Tipp City GO Series 2003 BAN
1.25%	05/06/04	1,000	1,000,690
Toledo City School District GO Series 2003 BAN (MIG-1)
2.00%	07/23/03	7,600	7,615,770
Troy County GO Series 2003 BAN
1.75%	04/29/04	2,900	2,917,081
University Heights RB Series 2002 BAN
2.15%	05/15/03	400	400,038
University of Toledo RB (Societe Generale Trust Receipts) Series 2001-SGA-125 DN (FGIC Insurance) (A-1+)
1.43%(b)	05/07/03	6,000	6,000,000
Vermillion GO Series 2002 BAN
1.70%	08/28/03	1,215	1,215,779

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Wapakoneta GO Series 2002 BAN
1.85%	12/04/03	$1,096	$1,097,601
Warrensville Heights MB Series 2003 BAN
1.45%	02/19/04	1,530	1,533,044
West Muskingum Local School District Facilities GO (Construction & Import Project) Series 2003 MB (Aaa)
2.00%	12/01/03	400	402,203
Western Reserve Housing Economic Development Corporation RB (Trumbull Metropolitan Housing Project) Series 2003 DN
1.50%(b)	05/07/03	3,650	3,650,000
Westlake City School District GO Series 2002 BAN
2.00%	06/05/03	1,350	1,351,069
Wilmington GO (Firehouse Project) Series 2002 BAN
1.85%	05/01/03	2,105	2,105,000
Wood County Economic Development Authority RB (Toledo Electrical Fund) Series 2000 DN (Sky Bank Financial LOC)
2.35%(b)	05/07/03	1,100	1,100,000
Wood County IDRB (Hammill Manufacturing Project) Series 2001 AMT DN (Sky Bank Financial LOC)
2.35%(b)	05/07/03	720	720,000
Wood County RB (Toledo YMCA Facilities Improvement Project) Series 1998 DN (Sky Bank Financial LOC)
2.35%(b)	05/07/03	3,905	3,905,000
Wooster County GO Series 2002 BAN
2.25%	08/13/03	1,750	1,753,585

			154,168,068

Oklahoma—0.5%
Muskogee Industrial Trust PCRB (Oklahoma Gas & Electric Project) Series 1995A DN (A-1+, VMIG-1)
2.40%(b)	05/07/03	1,500	1,500,000
Muskogee Transport Authority Industrial Development RB (Metals USA Incorporated Project ) Series 1998 AMT DN
1.60%(b)	05/07/03	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
1.60%(b)	05/01/03	2,410	2,410,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Oklahoma (continued)
Oklahoma Development Finance Authority RB (Conoco Project) Series 2002B DN (A-2, P-2)
1.80%(b)	05/07/03	$2,500	$2,500,000

			9,260,000

Pennsylvania—9.0%
Dallastown Area School District RB Series 1998 DN (FGIC Insurance) (A-1+)
1.42%(b)	05/07/03	4,390	4,390,000
Delaware River Port Authority of Pennsylvania & New Jersey DN (FSA Insurance, Merrill Lynch & Co. SBPA) (A-1C+)
1.38%(b)	05/07/03	500	500,000
Emmaus General Authority RB (Pennsylvania Loan Project) Series 2000A DN (First Union Bank LOC) (A-1)
1.40%(b)	05/07/03	1,000	1,000,000
Franklin IDRB (Menno Project) Series 2001 DN (National Westminster LOC) (A-1)
1.45%(b)	05/07/03	5,100	5,100,000
Harrisburg Authority RB (Haverford Schools Project) Series 2001A DN (FSA Insurance)
1.41%(b)	05/07/03	1,785	1,785,000
Harrisburg IDRB Series 2001 DN (Bayerische Landesbank Girozentrale LOC) (A-1)
1.76%(b)	05/07/03	8,400	8,400,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M & T Bank Corp. LOC) (A-1)
1.46%(b)	05/07/03	5,500	5,500,000
Lancaster County Hospital Authority RB (Luthercare Health Center Project) Series 1999 DN (M & T Bank Corp. LOC) (A-1)
1.48%(b)	05/07/03	4,700	4,700,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M & T Bank Corp. LOC) (A-1)
1.46%(b)	05/07/03	16,295	16,295,000
Mount Lebanon School District Merlots RB Series 2003B-19 DN (MBIA Insurance, Wachovia Bank SBPA)
1.46%(b)	05/07/03	5,000	5,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Northern Tioga School District GO Series 2002A MB (FSA Insurance) (AAA)
1.60%	05/15/03	$460	$460,000
Northern Tioga School District GO Series 2002B MB (FSA Insurance) (AAA)
1.60%	05/15/03	285	285,000
Pennsylvania Economic Finance Development Authority RB (Homewood Retirement Project) Series 1992E DN (M & T Bank Corp. LOC) (VMIG-1)
1.41%(b)	05/07/03	5,225	5,225,000
Pennsylvania Educational Facility RB (Thomas Jefferson University Project) Series 2001 DN (Morgan Guaranty Trust LOC) (VMIG-1)
1.36%(b)	05/07/03	6,800	6,800,000
Pennsylvania GO Series 2001R-88 DN (VMIG-1)
1.44%(b)	05/07/03	6,940	6,940,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 1988E AMT DN (First Union Bank LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	100	100,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 1997A AMT DN (Mellon Bank N.A. LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	18,500	18,500,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 2002A-107 AMT DN (Wachovia Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	5,095	5,095,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 2003A-1 AMT DN (A-1+, VMIG-1)
1.40%(b)	04/30/03	10,000	10,000,000
Pennsylvania RB (Bank of America Macon Receipts) Series 2001F DN (A-1+)
1.44%(b)	05/07/03	1,500	1,500,000
Pennsylvania RB Series 2003A-15 DN (Wachovia Bank LOC)
1.46%(b)	05/07/03	5,880	5,880,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Philadelphia IDRB (30th Street Station Project) Series 1987 AMT DN (MBIA Insurance) (VMIG-1)
1.25%(b)	05/30/03	$14,900	$14,900,000
Philadelphia Municipal Trust Certificates RB Series 2001A-9022 DN (FSA Insurance, Bear Stearns SBPA) (A-1)
1.48%(b)	05/07/03	7,290	7,290,000
Philadelphia RB Series 2002A TRAN (SP-1+, MIG-1)
3.00%	06/30/03	15,000	15,035,696
Philadelphia Redevelopment Authority Multifamily Housing RB Merrill Lynch Trust Receipts Series 2002 Pt-1354 AMT DN (VMIG-1)
1.47%(b)	05/07/03	14,875	14,875,000
Upper Dauphin Industrial Development Authority RB (United Church Christ Homes Project) Series 2001 DN (A-1)
1.45%(b)	05/07/03	600	600,000
York County General Authority RB (Strand Capitol Arts Center Project) Series 2002 DN (M & T Bank Corp. LOC) (A-1)
1.46%(b)	05/07/03	8,000	8,000,000
York County Hospital Authority RB (Homewood Retirement Facility Project) Series 1990 DN (M & T Bank Corp. LOC) (VMIG-1)
1.41%(b)	05/07/03	5,000	5,000,000

			179,155,696

Puerto Rico—0.0%
Commonwealth of Puerto Rico Government Development Bank RB Series 1985 DN (Credit Suisse LOC) (A-1+, VMIG-1)
1.15%(b)	05/07/03	200	200,000

Rhode Island—1.2%
Coventry GO Series 2002 BAN (MIG-1)
2.40%	06/26/03	4,000	4,004,523
North Providence GO Series 2002 BAN (SP-1+)
2.50%	08/07/03	3,000	3,007,932
Rhode Island Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-31 AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	3,035	3,035,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Rhode Island (continued)
Rhode Island Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2002A-6 AMT DN (First Union Bank LOC) (A-1)
1.51%(b)	05/07/03	$5,125	$5,125,000
Rhode Island Housing Finance Authority RB Series 2002A AMT DN (FSA Insurance, First Union Bank LOC) (A-1)
1.52%(b)	05/07/03	9,830	9,830,000

			25,002,455

South Carolina—1.1%
Anderson County School District No 001 GO Series 2003B MB
2.00%	02/01/04	1,410	1,419,429
Berkeley County IDRB (Nucor Corporation Project) Series 1997 AMT DN (A-1+, P-1)
1.45%(b)	05/07/03	4,700	4,700,000
Dorchester County School District No 002 GO Series 2003B MB
4.00%	02/01/04	1,210	1,236,155
North Charleston GO Series 2003 BAN
2.00%	09/18/03	5,000	5,017,005
South Carolina Budget & Control Board Facilities RB (Department of Public Safety Project) Series 2003 MB (AA+, Aa2)
3.00%	01/01/04	1,140	1,153,327
South Carolina Jobs Economic Development Authority RB (Republic Services South Carolina LLC Project) Series 2003 AMT DN
1.45%(b)	05/07/03	5,000	5,000,000
South Carolina Jobs Economic Development Authority RB (Synthetics International Incorporated Project) Series 1995 AMT DN (South Trust Bank LOC)
1.61%(b)	05/07/03	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Ellcon National Incorporated Project) Series 1998B AMT DN (First Union Bank LOC)
1.45%(b)	05/07/03	2,245	2,245,000

			21,870,916

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
South Dakota—0.0%
South Dakota Housing Development Authority RB (First Union Merlots) Series 2000G AMT DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	$845	$845,000

Tennessee—0.8%
Dickson County GO Series 2003 MB
2.00%	06/01/03	400	400,305
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank LOC)
1.65%(b)	05/07/03	4,500	4,500,000
Memphis Shelby County Airport Authority RB Series 2001 AMT MB
1.35%	07/09/03	6,245	6,245,000
Morristown IDA (Petoskey Plastic Project) AMT DN (Comerica Bank LOC)
1.65%(b)	05/07/03	4,740	4,740,000
Wilson County GO Series 2002B MB (MBIA Insurance) (Aaa)
3.00%	05/01/03	205	205,000

			16,090,305

Texas—4.6%
Austin Airport System RB Series 2000J AMT DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.51%(b)	05/07/03	3,000	3,000,000
Corpus Christi Utility System RB Series 2000 MB (FSA Insurance) (AAA, Aaa)
5.50%	07/15/03	1,000	1,008,022
Dallas Independent School District GO Series 2002 MB
4.00%	02/15/04	200	204,541
Fort Bend Independent School District GO Series 2003 MB
3.00%	08/15/03	105	105,528
3.00%	02/15/04	5,095	5,171,252
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2000 AMT DN (A-1+, VMIG-1)
1.35%(b)	05/01/03	16,525	16,525,000
Gulf Coast Waste Disposal Authority RB (Air Products Project) Series 1999 AMT DN (A-1, VMIG-1)
1.55%(b)	05/07/03	10,000	10,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Harris County Housing Financing Corporation Multifamily Housing RB (Torrey Chase Apartments Project) Series 1998 AMT DN (General Electric Guaranty) (P-1)
1.66%(b)	05/07/03	$10,920	$10,920,000
Montgomery County IDRB (Sawyer Research Products Incorporated Project) AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	1,045	1,045,000
North Texas Municipal Water Distribution RB (Upper Eastfork Wastewater Interception Contract Project) Series 1992 MB (AAA, Aaa)
6.25%	06/01/03	1,000	1,004,204
Port Arthur Navigation District Industrial Development Corporation Exempt Facilities RB (Air Products & Chemical Project) Series 2000 AMT DN (A-1, VMIG-1)
1.55%(b)	05/07/03	10,000	10,000,000
Texas GO Series 2002 TRAN (SP-1+, MIG-1)
2.75%	08/29/03	13,000	13,055,922
Texas State Department of Housing & Community Affairs Multifamily RB (Merrill Lynch P-Float Trust Receipts) Series 2001 Pt-1278 AMT DN (Merrill Lynch & Co. SBPA) (A-1C+)
1.57%(b)	05/07/03	9,065	9,065,000
Texas State Department of Housing & Community Affairs Multifamily RB Series 2001 Pt-1347 AMT DN (Merrill Lynch & Co. SBPA) (A-1, C+)
1.57%(b)	05/07/03	10,690	10,690,000

			91,794,469

Utah—1.0%
Salt Lake County Solid Waste Disposal RB (Kennecott Copper Project) Series 1995A AMT DN (Rio Tinto Corporation Guaranty) (A-1+, VMIG-1)
1.41%(b)	05/07/03	18,100	18,100,000
Utah County GO Series 2001 MB
4.00%	02/15/04	1,185	1,212,459

			19,312,459

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Vermont—0.1%
Vermont IDA (Alpine Pipeline Company Project) AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	$1,305	$1,305,000

Virginia—1.5%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (Amsouth Bank of Alabama LOC) (A-1)
1.55%(b)	05/07/03	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN
1.45%(b)	05/07/03	4,500	4,500,000
Capital Region Airport Commission RB (Richmond International Airport Project) Series 1995C AMT DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.45%(b)	05/07/03	1,305	1,305,000
Chesterfield County IDRB (Lumberg Incorporated Project) Series 1998 AMT DN (NationsBank LOC) (A-1+)
1.45%(b)	05/07/03	900	900,000
Fairfax County GO (Public Import Project) Series 1995A MB (AAA, Aaa)
5.50%	06/01/03	1,000	1,023,548
Greensville County IDRB (Perdue Farms Incorporated Project) Series 1986 AMT DN (Suntrust Bank LOC)
1.45%(b)	05/01/03	1,600	1,600,000
Halifax County TECP (Virginia Electric Power Project) AMT MB (Virginia Electric Power Company Guaranty) (A-1, VMIG-1)
1.60%	08/13/03	2,500	2,500,000
Henrico County Economic Development Authority RB (Infineon Technologies Project) Series 2001 AMT DN
1.45%(b)	05/07/03	3,000	3,000,000
King George County IDA Solid Waste Disposal Facility RB (Garnet of Virginia Incorporated Project) Series 1996 AMT DN (Morgan Guaranty Trust LOC) (A-1+)
1.45%(b)	05/07/03	300	300,000
Mount Jackson Industrial Development Authority RB (Bowman Apple Products Project) Series 2002 AMT DN (Bank of America LOC) (VMIG-1)
1.45%(b)	05/07/03	4,500	4,500,000
Nelson County IDRB (Taylor Ramsey Corporation Project) Series 1999 AMT DN (Bank Of America LOC)
1.45%(b)	05/07/03	900	900,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Virginia (continued)
Norfolk Redevelopment & Housing Authority Multifamily RB (Residential Rental Project) Series 2003 AMT DN
1.55%(b)	05/07/03	$2,100	$2,100,000
Richmond Industrial Development Authority RB (PM Beef Company Project) Series 1997 AMT DN (Bank of America LOC)
1.55%(b)	05/07/03	1,400	1,400,000
Smyth County IDRB (Summit Properties Project) Series 1995 AMT DN (Fifth Third Bank LOC) (VMIG-1)
1.37%(b)	05/07/03	100	100,000
University of Virginia RB Series 1993B DN
5.38%(b)	06/01/03	2,000	2,047,055
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (Branch Banking & Trust Company LOC)
1.55%(b)	05/07/03	1,810	1,810,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Company LOC)
1.80%(b)	05/07/03	157	157,000

			30,742,603

Washington—2.3%
Chelan County Public Utility District RB (First Union Merlots Trust Receipts) Series 2001B DN (MBIA Insurance) (A-1)
1.51%(b)	05/07/03	5,000	5,000,000
King County GO Series 1994 MB
6.25%	01/01/04	250	263,484
Pilchuck Public Development Corporation RB (Holden-McDaniels Partners Project) Series 1996 AMT DN (Key Bank N.A. LOC)
1.55%(b)	05/07/03	1,825	1,825,000
Port of Seattle RB Series 2003 Pt-1718 DN (FGIC Insurance, BNP Paribas SBPA)
1.47%(b)	05/07/03	1,800	1,800,000
Port of Seattle RB (Zurich Capital Markets Trust Receipts) Series 2001A ZTC-36 AMT DN (Zurich Matched Funding LOC) (VMIG-1)
1.61%(b)	05/07/03	8,665	8,665,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Washington (continued)
Port of Seattle RB Merlots Series 2002B-04 AMT DN (Wachovia Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	$13,585	$13,585,000
Port of Seattle RB Series 2003 Pt-1719 DN (FGIC Insurance, BNP Paribas SBPA)
1.52%(b)	05/07/03	1,555	1,555,000
Port of Seattle RB Series 2003 Pt-720 AMT DN (FGIC Insurance, BNP Paribas SBPA) (A-1+)
1.52%(b)	05/07/03	2,500	2,500,000
Seattle Housing Authority RB (Newholly Phase 111 Project) Series 2002 AMT DN (Key Bank N.A. LOC) (VMIG-1)
1.45%(b)	05/07/03	3,750	3,750,000
Tacoma Electric Systems RB Series 1994 MB
6.10%	01/01/04	1,390	1,464,177
Washington Public Power Supply System RB (No. 3 Nuclear Project) Series 1993B MB (AA-, Aa1)
5.70%	07/01/03	1,000	1,026,543
Washington State RB Merlots Series 2002A-14 DN (MBIA Insurance) (A-1)
1.46%(b)	05/07/03	3,995	3,995,000
Yakima County Public Development Corporation RB (Michelsen Packaging Company Project) Series 2000 AMT DN (Bank of America LOC) (A-1+)
1.50%(b)	05/01/03	895	895,000

			46,324,204

West Virginia—0.2%
West Virginia Economic Development Authority RB (Juvenile Correctional Project) Series 2002A DN (MBIA Insurance) (A-1)
1.48%(b)	05/07/03	3,000	3,000,000
West Virginia State Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Company LOC)
1.56%(b)	05/07/03	1,815	1,815,000

			4,815,000

Wisconsin—2.3%
Eau Claire Area School District GO Series 1993 MB (A1)
7.63%	04/01/04	375	397,231

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Kenosha County GO Series 2002B MB (FSA Insurance) (AAA, Aaa)
2.25%	12/01/03	$500	$502,609
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank LOC)
1.49%(b)	05/07/03	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One Wisconsin LOC)
1.60%(b)	05/07/03	990	990,000
Milwaukee Metropolitan Sewer District GO Series 1992A MB (AA+, Aa1)
6.13%	10/01/03	2,000	2,042,143
Oak Creek IDRB Series 2001 AMT DN (Banc One LOC)
1.60%(b)	05/07/03	3,000	3,000,000
Oshkosh IDRB (Oskosh Coil Spring Project) Series 2000A AMT DN (Bank One Wisconsin LOC)
1.60%(b)	05/07/03	2,100	2,100,000
Waukesha School District GO Series 2002 TRAN (MIG-1)
1.85%	08/21/03	6,500	6,508,841
Wisconsin GO Series 2001C MB (AA-, Aa3)
3.00%	05/01/03	900	900,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank LOC) (VMIG-1)
1.56%(b)	05/07/03	2,300	2,300,000
Wisconsin Housing & Economic Development Authority Single Family RB Series 2003 Pt-758 AMT DN
1.52%(b)	05/01/03	24,250	24,250,000

			46,990,824

Wyoming—1.8%
Cheyenne IDRB (Grobet File Company Incorporated Project) Series 2001 AMT DN (National City Bank LOC)
1.50%(b)	05/07/03	2,975	2,975,000
Green River RB (Rhone-Poulenc L.P. Project) Series 1994 AMT DN (Fleet Boston Financial LOC) (VMIG-1)
1.75%(b)	05/07/03	11,400	11,400,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wyoming (continued)
Lincoln County PCRB (Pacificorp Incorporated Project) Series 1991 AMT DN
2.85%(b)	05/07/03	$5,000	$5,000,000
Wyoming Community Development Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 Pt-562 AMT DN (A-1)
1.52%(b)	05/07/03	16,715	16,715,000

			36,090,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,951,502,274(a))	97.5%	1,951,502,274
OTHER ASSETS IN EXCESS OF LIABILITIES	2.5%	50,171,169

NET ASSETS (Equivalent to $1.00 per share based on 1,908,738,932 Institutional Shares and 92,949,454 Dollar Shares outstanding)	100.0%	$2,001,673,443

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($2,001,673,443 ÷ 2,001,688,386)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

MuniCash Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	1,598,444,000	81.8%
31-60 Days	38,420,000	2.0
61-90 Days	61,320,000	3.1
91-120 Days	31,439,000	1.6
121-150 Days	43,060,000	2.2
Over 150 Days	181,750,805	9.3

Average Weighted Maturity—39 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

California Money Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS—99.7%
California—94.5%
ABAG Finance Authority for Non-Profit Corporations RB Series 2003A DN (Societe Generale LOC) (A-1+)
1.40%(b)	05/07/03	$1,845	$1,845,000
ABAG Finance Authority RB (Blood Centers of Pacific Project) Series 2002A DN (Wells Fargo Bank N.A. LOC) (A-1+)
1.30%(b)	05/01/03	6,220	6,220,000
Alameda-Contra Costa Schools Finance Authority Certificates of Participation RB (Captial Improvements Financing Project) Series 1997F DN (Kredietbank LOC) (A-1+)
1.55%(b)	05/07/03	1,000	1,000,000
Alvord Unified School District Certificates of Participation RB (Food Services Bridge Funding Program Project) Series 2003 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.05%(b)	12/01/03	3,000	3,000,000
California Communities Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation) Series 2001A DN (Societe Generale LOC) (A-1+)
1.40%(b)	05/07/03	4,000	4,000,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (Allied Irish Bank SBPA) (VMIG-1)
1.45%(b)	05/07/03	3,845	3,845,000
California Educational Facilities Authority RB (Santa Clara University Project) Series 2002B DN (MBIA Insurance, Allied Irish Bank SBPA) (VMIG-1)
1.40%(b)	05/07/03	2,000	2,000,000
California GO (Wachovia Merlots Trust Receipts) Series 2002A-47 DN (MBIA Insurance, Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	3,420	3,420,000
California GO Series 2003 DN (AMBAC Insurance SBPA) (Aaa, AAA, VMIG-1, F1+)
1.45%(b)	05/07/03	6,000	6,000,000
California GO Series 2003 DN (MBIA Insurance, BNP Paribas Liquidity Facility) (AAA, F1+)
1.42%(b)	05/07/03	16,625	16,625,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California GO Series 2003C-1 2003 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1, VMIG-1, F1+)
1.35%(b)	05/07/03	$3,000	$3,000,000
California Health Facilities Finance Authority RB (Catholic Healthcare West Project) Series 1988B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
1.40%(b)	05/07/03	2,500	2,500,000
California Health Facilities Finance Authority RB (Catholic Healthcare West Project) Series 1988C DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
1.40%(b)	05/07/03	2,000	2,000,000
California Health Facilities Finance Authority RB (Scripps Memorial Hospital Project) Series 1985B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
1.30%(b)	05/07/03	3,700	3,700,000
California Health Facilities Finance Authority RB Series 591 DN (Morgan Stanley Group LOC) (A-1+)
1.41%(b)	05/07/03	10,000	10,000,000
California Housing Finance Agency RB Series 1999P DN (Commerzbank & Calsters SBPA) (A-2, VMIG-1)
1.35%(b)	05/07/03	5,500	5,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase LOC) (A-1+, VMIG-1)
1.32%(b)	05/07/03	2,500	2,500,000
California Infrastructure Financing TECP (J. Paul Getty Trust Guaranty) (A-1+, P-1)
1.00%	07/11/03	5,000	5,000,000
California State Department Water Reserve Power Supply RB Series 2002C-11 DN (Kredietbank LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	15,400	15,400,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California State Department Water Reserve Power Supply RB Series 2002C-12 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1, F1+)
1.35%(b)	05/07/03	$5,000	$5,000,000
California State Trust Receipts RB Series 1985 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, MIG-1)
1.43%(b)	05/07/03	9,165	9,165,000
California Statewide Community Development Authority RB (Biola University Project) Series 2002B DN (Banque Nationale de Paris LOC) (VMIG-1)
1.35%(b)	05/07/03	3,100	3,100,000
Central Valley Finance Authority RB (Carson Ice General Project) Series 1993 MB (AAA)
6.10%	07/01/03	2,100	2,158,174
City of Sacramento University School District GO (ABN AMRO Munitops Trust Certificates) Series 2002-9 MB (ABN AMRO Bank SBPA, MBIA Insurance) (VMIG-1)
1.65%	10/07/03	14,485	14,485,000
Desert Sands Unified School District GO Series 2002 BAN (SP-1+, MIG-1)
3.00%	07/01/03	5,000	5,010,842
East Bay Municipal Utilities District Wastewater System RB Series 2003B DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.35%(b)	05/07/03	2,700	2,700,000
Foothill-De Anza Community College GO Series 2000Y DN (First Union National Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	8,175	8,175,000
Fresno Multifamily Housing Authority RB (Heron Pointe Apartment Project) Series 2001 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.32%(b)	05/07/03	9,345	9,345,000
Fresno Unified School District GO Series 2002 TRAN (SP-1+)
2.50%	08/27/03	2,000	2,007,527

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Glendale Hospital RB Series 2002-590 DN (Morgan Stanley Group LOC) (A-1+)
1.41%(b)	05/07/03	$9,400	$9,400,000
Irvine Improvement Bonds (Assessment District Number 87-8 Project) Special Assessment Limited Obligations Series 1999 DN (Kredietbank N.V. LOC) (A-1, VMIG-1)
1.35%(b)	05/01/03	2,200	2,200,000
Irvine Improvement Bonds (Assessment District Number 89-10 Project) Special Assessment Limited Obligations DN (National Westminster LOC) (VMIG-1, F1)
1.40%(b)	05/01/03	1,655	1,655,000
Irvine Improvement Bonds (Assessment District Number 97-17 Project) Special Assessment Limited Obligations Series 1990 DN (Bayerische Landesbank Girozentrale LOC) (VMIG-1)
1.40%(b)	05/01/03	24,184	24,184,000
Irvine Ranch GO Water District Consolidated RB Series 1993B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.30%(b)	05/01/03	200	200,000
Kern High School District GO Series 2002 TRAN (SP-1+)
2.25%	09/18/03	5,000	5,017,211
Long Beach Unified School District Certificates of Participation (Capital Improvements Refinancing Project) Series 2001 DN (Kredietbank LOC) (VMIG-1)
1.35%(b)	05/07/03	9,400	9,400,000
Los Angeles County Public Works Finance Authority Lease RB Series 2000J DN (AMBAC Insurance, First Union Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Los Angeles County Water & Power RB (Power System Project) Series 2002A-4 DN (Bayerische Landesbank, BNP Paribas, Dexia, J.P. Morgan Chase, Westdeutsche Landesbank SBPA) (A-1+, VMIG-1, F1+)
1.35%(b)	05/07/03	5,500	5,500,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles County Water & Power RB (Power System Project) Series 2002A-8 DN (Bayerische Landesbank, BNP Paribas, Dexia, J.P. Morgan Chase, Westdeutsche Landesbank SBPA) (A-1+, VMIG-1)
1.40%(b)	05/07/03	$25,400	$25,400,000
Los Angeles County Water & Power RB (ZCM Matched Funding Guaranty Agreement) Series 2001 ZTC-17 DN (FSA Insurance) (VMIG-1)
1.44%(b)	05/07/03	9,900	9,900,000
Los Angeles Department Water & Power Waterworks RB Series 2003B MB (MBIA Insurance) (AAA, Aaa, AAA)
2.00%	07/01/03	11,965	11,983,964
Los Angeles Unified School District Certificates of Participation RB (Belmont Learning Complex Project) Series 1997A DN (Commerzbank LOC) (A-2, VMIG-1, F-2)
1.70%(b)	05/07/03	4,000	4,000,000
Los Angeles Unified School District GO Series 1997E DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Los Angeles Unified School District GO Series 2002A TRAN (SP-1+, MIG-1)
2.50%	07/01/03	5,000	5,006,819
Los Angeles Unified School District GO Series 2002C TRAN (SP-1+, MIG-1)
3.25%	07/01/03	5,000	5,013,069
Los Angeles Waste & Water Systems Certificates RB Series 2002A DN (FGIC Insurance, Bank of America Liquidity Agreement) (A-1+)
1.39%(b)	05/07/03	5,000	5,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2000B-1 DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1, F-1+)
1.35%(b)	05/01/03	2,400	2,400,000
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 DN (Lloyds TSB Bank SBPA) (A-1+, VMIG-1, F1+)
1.20%(b)	05/01/03	2,300	2,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 1999A DN (A-1+, VMIG-1)
1.34%(b)	05/07/03	$11,500	$11,500,000
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 1999C DN (A-1+, VMIG-1)
1.34%(b)	05/07/03	3,500	3,500,000
Oakland Joint Power Finance Authority Lease RB Series 1998A-1 DN (Commerzbank LOC) (A-2, VMIG-1, F-2)
1.60%(b)	05/07/03	4,400	4,400,000
Oakland Unified School District of Alameda County GO (Bear Stearns Trust Certificates) Series 2002A-9035 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
1.48%(b)	05/07/03	11,095	11,095,000
Orange County Sanitation District Certificates of Participation Series 2000B DN (Dexia Public Finance Bank SBPA) (A-1+, VMIG-1, F1+)
1.35%(b)	05/01/03	6,015	6,015,000
Oxnard School District GO Series 2002 TRAN
3.00%	07/24/03	5,700	5,719,639
Pacific Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation) Series 2001A DN (Societe Generale LOC) (A-1+)
1.40%(b)	05/07/03	4,000	4,000,000
Pasadena Certificates of Participation RB (City Hall & Park Improvement Projects) Series 2003 DN (AMBAC Insurance, Calster SBPA, State Street Bank LOC) (AAA, VMIG-1)
1.35%(b)	05/07/03	5,000	5,000,000
Riverside County Certificates of Participation GO (Riverside County Public Facilities Project) Series 1985 DN (Commerzbank LOC) (A-2, VMIG-1)
1.60%(b)	05/07/03	7,000	7,000,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank LOC) (A-1+)
1.39%(b)	05/07/03	3,975	3,975,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, First Union National Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	$11,155	$11,155,000
San Bernardino County Certificates of Participation (County Central Refunding Project) Series 1996 DN (Commerzbank LOC) (A-2, VMIG-1)
1.50%(b)	05/07/03	5,000	5,000,000
San Diego County & School District Series 2002A TRAN (SP-1+, MIG-1)
3.00%	06/30/03	4,000	4,008,730
San Diego Multifamily Housing RB (Lusk Mira Mesa Apartments Project) Series 1985E DN (Federal Home Loan Bank, Merrill Lynch Capital Services SBPA) (A-1+)
1.40%(b)	05/07/03	1,200	1,199,944
San Diego Multifamily Housing RB (University Town Center Apartments Project) Series 1993 DN (Bank America LOC) (A-1, VMIG-1)
1.40%(b)	05/07/03	4,000	4,000,000
San Francisco City & County International Airport RB Series 2003-29B DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	5,115	5,115,000
San Francisco City & County Public Utilities RB (Commission For Clean Water Project) Series 2003A DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	3,190	3,190,000
San Jose Evergreen Community College District RB Series 2002J DN (MBIA Insurance, Bank of New York SBPA) (VMIG-1)
1.41%(b)	05/07/03	8,290	8,290,000
San Jose Multifamily Housing RB (Fairway Glen Project) Series 1985A DN (FGIC Insurance) (A-1+, VMIG-1)
1.40%(b)	05/07/03	3,000	3,000,000
San Jose Multifamily Housing RB (Timberwood Apartments Project) Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	3,135	3,135,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
San Juan Modesto Santa Clara Redding Public Power Agency RB (San Juan Project) Subordinate Lien Series 1997E DN (MBIA Insurance, National Westminster LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	$1,500	$1,500,000
Santa Barbara County Series 2002A TRAN (SP-1+)
3.00%	07/25/03	2,000	2,006,787
Southern California Public Power Authority RB (San Juan Power Project) Series 2020 MB (FSA Insurance, Wachovia Bank LOC) (VMIG-1)
1.35%	11/24/03	4,995	4,995,000
Tahoe Forest Hospital District RB Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
1.35%(b)	05/01/03	8,000	8,000,000
Ventura County GO Series 2002 TRAN (SP-1+, MIG-1)
3.00%	07/01/03	6,400	6,414,093
Vernon Electric Systems RB (Malburg Project) Series 2003A DN (J.P. Morgan Chase Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	1,000	1,000,000
Vernon Electric Systems RB (Malburg Project) Series 2003B DN (Bank of America LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	1,000	1,000,000
Vista Unified School District GO (Bear Stearns Trust Certificates) Series 2002A-9041 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
1.48%(b)	05/07/03	10,700	10,700,000

			443,175,799

Puerto Rico—5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	800	800,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (VMIG-1, F1+)
1.70%	10/22/03	$7,500	$7,500,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds Series 2000A DN (Toronto Dominion LOC) (AAA, A-1)
1.40%(b)	05/07/03	6,100	6,100,000
Commonwealth of Puerto Rico Public Improvement GO Series 2001 DN (Toronto Dominion LOC) (A-1+)
1.40%(b)	05/07/03	3,845	3,845,000
Commonwealth of Puerto Rico Public Improvement GO Series 2002A DN (FGIC Insurance, Salomon Smith Barney Liquidity Facility) (VMIG-1)
1.36%(b)	05/07/03	3,205	3,205,000
Puerto Rico Electric Power Authority RB (Goldman Sachs Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
1.40%(b)	05/07/03	3,000	3,000,000

			24,450,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $467,625,799(a))	99.7%	467,625,799
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%	1,374,503

NET ASSETS (Equivalent to $1.00 per share based on 451,263,895 Institutional Shares, 15,179,904 Dollar Shares, and 2,730,895 Bear Stearns Shares outstanding	100.0%	$469,000,302

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($469,000,302 ÷ 469,174,694)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

California Money Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	$378,299,000	80.9%
61-90 Days	52,165,000	11.2
91-120 Days	2,000,000	0.4
121-150 Days	5,000,000	1.1
Over 150 Days	29,980,000	6.4

Average Weighted Maturity—26 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

New York Money Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS—99.7%
New York—95.9%
Albany GO Series 2002 BAN
2.50%	08/01/03	$3,000	$3,006,695
Arlington Central School District GO Series 2002 BAN
1.76%	11/04/03	2,000	2,002,808
Baldwin Unified Free School District Series 2002-03 TAN
2.50%	06/26/03	1,000	1,001,417
Baldwin Unified Free School District Series 2003 TAN
2.25%	06/26/03	1,300	1,301,276
Beacon GO Series 2002 BAN
2.00%	12/26/03	6,145	6,176,787
Buffalo Municipal Water Finance Authority Water Systems RB Series 1992 MB (FSA Insurance) (AAA, Aaa)
5.75%	07/01/03	3,385	3,479,236
City of New York Cultural Resources RB (Morgan Stanley Trust Receipts) Series 2001-596 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	3,380	3,380,000
City of New York GO Series 1992D DN (Canadian Imperial Bank LOC) (A-1+, VMIG-1)
1.20%(b)	05/07/03	7,600	7,600,000
City of New York GO Series 1992D DN (FGIC Insurance) (A-1+, VMIG-1)
1.30%(b)	05/07/03	9,000	9,000,000
City of New York GO Series 1994B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	9,555	9,555,000
City of New York GO Series 1995F-3 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	1,700	1,700,000
City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	4,600	4,600,000
City of New York GO Series 1995F-6 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,000	3,000,000

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York GO Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility) (A-1+)
1.38%(b)	05/07/03	$8,860	$8,860,000
City of New York Housing Development Corporation Mulitfamily Rental Housing RB (Columbus Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	4,370	4,370,000
City of New York Housing Development Corporation Multifamily Rental Housing RB (Carnegie Park Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	6,350	6,350,000
City of New York Housing Development Corporation Multifamily Rental Housing RB (Parkgate Development Project) Series 1998A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.32%(b)	05/07/03	1,000	1,000,000
City of New York Industrial Development Agency RB (M & T Bank Corp. LOC) Series 2002 DN (VMIG-1)
1.45%(b)	05/07/03	2,000	2,000,000
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000DDD DN (First Union Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	7,980	7,980,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2000C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.26%(b)	05/01/03	4,900	4,900,000
City of New York Municipal Water Finance Authority RB Series 2003A MB (AA, Aa2)
3.00%	06/15/03	5,000	5,008,822
City of New York Saratoga Springs School District GO Series 2002 TAN
2.25%	06/30/03	4,000	4,005,462

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2000 DN (Citibank LOC) (A-1+)
1.39%(b)	05/07/03	$9,900	$9,900,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2001 DN (Citibank LOC) (A-1+)
1.39%(b)	05/07/03	3,300	3,300,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) DN (Citibank LOC) (VMIG-1)
1.39%(b)	05/07/03	8,000	8,000,000
City of New York Transitional Finance Authority Financing RB (Future Tax Secured Bonds) Series 1998A-2 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	5,100	5,100,000
City of New York Transitional Finance Authority Financing RB Series 2003-2 BAN (MIG-1)
2.00%	02/19/04	16,000	16,118,760
City of New York Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank LOC) (A-1+, VMIG-1)
1.32%(b)	05/07/03	2,400	2,400,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, First Union National Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	3,000	3,000,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-65 DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	3,535	3,535,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2003 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	8,095	8,095,000

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.35%(b)	05/07/03	$1,530	$1,530,000
Dormitory Authority of the State of New York RB (Metropolitan Museum of Art Project) Series 1993B DN (SP-1+, VMIG-1)
1.30%(b)	05/01/03	2,390	2,390,000
Dormitory Authority of the State of New York RB (Morgan Stanley Trust Receipts) Series 2001-651 DN (MBIA Insurance, Morgan Stanley Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	8,500	8,500,000
Dormitory Authority of the State of New York RB (Rockefeller University Project) Series 1998A DN (A-1+, VMIG-1)
1.30%(b)	05/07/03	2,635	2,635,000
Dormitory Authority of the State of New York RB (State University Educational Facilities Project) Series 1993B MB (FGIC Insurance) (AAA, Aaa)
5.20%	05/15/03	275	275,398
Dormitory Authority of the State of New York RB Series 2001D DN (MBIA Insurance) (A-1+)
1.39%(b)	05/07/03	1,900	1,900,000
Erie County GO Series 2002 MB (Kredietbank LOC) (Aaa)
5.25%	07/01/03	1,000	1,006,347
Erie County GO Series 2002 RAN
2.50%	09/17/03	4,000	4,016,069
Fayetteville-Manlius Central School District GO Series 2002 MB (FGIC Insurance) (Aaa)
2.00%	06/15/03	500	500,121
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	3,660	3,660,000
Glens Falls City School District Series 2002 BAN
2.25%	07/17/03	3,200	3,204,246

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Hempstead BAN Series 2003A MB
2.00%	02/06/04	$3,000	$3,019,401
Holley Central School District GO Series 2002 MB (FGIC Insurance) (AAA)
2.00%	06/15/03	300	300,190
Honeoye Central School District GO Series 2002 MB (FGIC Insurance) (AAA)
2.38%	06/15/03	350	350,287
Jay Street Development Corporation Courts Facilities RB (Jay Street Project) Series 2001A-1 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	10,000	10,000,000
Lewiston-Porter Central School District GO Series 2002 BAN
2.50%	06/18/03	3,000	3,002,710
Livonia Central School District GO Series 2002 MB (FGIC Insurance) (AAA)
3.00%	06/01/03	300	300,322
Long Island Power Authority Electrical System Subordinated RB Series 1998A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,900	3,900,000
Long Island Power Authority Electrical Systems RB Series 1998 MB
5.00%	04/01/04	1,000	1,035,636
Long Island Power Authority Electrical Systems RB Series 1999R-513 MB (FSA Insurance, Merrill Lynch Capital Services Liquidity Facility) (A-1)
1.60%	07/03/03	5,000	5,000,000
Long Island Power Authority GO TECP (Bayerische Landesbank Girozentrale LOC) (A-1+, P-1)
1.05%	05/07/03	5,100	5,100,000
Long Island Power Authority RB (Electric System Subordinated Project) Series 1998B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	4,800	4,800,000
Metropolitan Transportation Authority RB (Piper Jaffray Trust Certificates) Series 2002F DN (Bank of New York LOC) (VMIG-1)
1.41%(b)	05/07/03	5,685	5,684,500

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority RB (Transportation Facilities Project) Series 1993M MB (AAA, Aaa)
5.00%	07/01/03	$500	$503,080
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2000F DN (First Union Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-43 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.42%(b)	05/07/03	2,500	2,500,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-52 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	8,455	8,455,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2003B-25 DN (FGIC Insurance, Wachovia Bank Liquidity Facility)
1.42%(b)	05/07/03	5,000	5,000,000
Monroe County Industrial Development Agency RB Series 2002A DN (M & T Bank Corp. LOC) (VMIG-1)
1.45%(b)	05/07/03	2,500	2,500,000
Municipal Assistance Corporation RB Series 1997I MB (AA+, Aa1)
5.25%	07/01/03	150	150,917
Nassau County Intermediate Finance Authority Series 2002B-1 BAN (SP-1+, MIG-1)
2.25%	05/22/03	6,000	6,004,083
New York City GO Series 1994H-4 DN (AMBAC Insurance) (A-1, VMIG-1)
1.35%(b)	05/01/03	1,730	1,730,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (M & T Bank Corp. LOC)
1.40%(b)	05/07/03	1,600	1,600,000
New York GO (Morgan Stanley Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
1.39%(b)	05/07/03	3,500	3,500,000

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York GO Series 2000B MB (Dexia Credit Local de France LOC) (VMIG-1)
1.50%	08/07/03	$3,400	$3,400,000
New York Housing Finance Agency Service Contract Obligation RB Series 1997A DN (Commerzbank LOC) (A-2, VMIG-1)
1.70%(b)	05/07/03	18,070	18,070,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	15,000	15,000,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994D-2 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	10,000	10,000,000
New York State Envionmental Facilities RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) ROC II Series 2003R-4001 DN
1.27%(b)	05/07/03	1,600	1,600,000

New York State Environmental Facilities Corporation RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) ROC II Series 2003R-2014 DN (Salomon Smith Barney Liquidity Facility)

1.39%(b)	05/07/03	2,715	2,715,000
New York State Housing Finance Agency (Liberty View Apartments Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	4,250	4,250,000
New York State Housing Finance Agency RB (10 Liberty Street Project) Series 2003 DN (Fleet Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	10,000	10,000,000
New York State Medical Care Facilities Authority RB Series 1994 DN (Federal Home Loan Bank & Merrill Lynch SBPA) (A-1+)
1.36%(b)	05/07/03	3,795	3,795,000

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Thruway Series 2003 MB (Landesbank Hessen Thuringen Girozentrale LOC)
1.05%	07/15/03	$2,000	$2,000,000
Orange County New York IDA Civic Facilities RB (Horton Medical Center Project) Series 2002A DN (Fleet National Bank NA LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	5,000	5,000,000
Oyster Bay GO Series 2003 MB
2.00%	01/23/04	10,000	10,052,666
Port Authority of New York & New Jersey RB (ABN AMRO Munitops Trust Certificates) Series 2000-19 DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1, F1+)
1.36%(b)	05/07/03	6,670	6,670,000
Port Authority of New York & New Jersey RB (Construction Notes Project) Series 2003UU MB
2.00%	10/15/03	7,000	7,030,988
Poughkeepsie Series 2002A BAN
2.50%	05/16/03	5,840	5,841,685
Rensselaer County IDA Civic Facilities RB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
1.45%(b)	05/07/03	3,000	3,000,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.46%(b)	05/07/03	2,795	2,795,000
Sachem Central School District (Holbrook Project) Series 2002 BAN (MIG-1)
2.38%	07/23/03	5,000	5,009,801
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN AMRO Bank SBPA) (VMIG-1)
1.43%(b)	05/07/03	4,240	4,240,000
Triborough Bridge & Tunnel Authority RB (Merrill Lynch Trust Receipts) Series PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.40%(b)	05/07/03	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB Series 2003A DN (FGIC Insurance)
1.30%(b)	05/01/03	6,000	6,000,000

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Trumansburg Central School District Series 2002B GO MB (FGIC Insurance) (AAA)
2.00%	06/15/03	$1,290	$1,290,501
United Nations Development Corporation of New York RB Series 1992A MB (Aaa)
6.00%	07/01/03	1,800	1,849,503

			403,389,714

Puerto Rico—3.8%
Commonwealth of Puerto Rico Government Development Bank RB Series 1985 DN (Credit Suisse LOC) (A-1+, VMIG-1)
1.15%(b)	05/07/03	600	600,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB (First Union Merlot Trust Receipts) Series 2000B DN (MBIA Insurance, First Union Naitonal Bank SBPA) (AAA, VMIG-1)
1.41%(b)	05/07/03	2,725	2,725,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	7,700	7,700,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (VMIG-1)
1.70%	10/22/03	5,000	5,000,000

			16,025,000

		Value
TOTAL INVESTMENTS IN SECURITIES (Cost $419,414,714(a))	99.7%	$419,414,714
OTHER ASSETS IN EXCESS LIABILITIES	0.3%	1,322,338

NET ASSETS (Equivalent to $1.00 per share based on 399,320,713 Institutional Shares, 5,754,295 Dollar Shares and 15,668,781 Bear Stearns Shares outstanding)	100.0%	$420,737,052

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($420,737,052 ÷ 420,743,789)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

New York Money Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	319,284,500	76.2%
31-60 Days	13,040,000	3.1
61-90 Days	26,035,000	6.2
91-120 Days	6,400,000	1.5
121-150 Days	4,000,000	1.0
Over 150 Days	50,145,000	12.0

Average Weighted Maturity—44 days

See accompanying notes to financial statements.

Key to Investment Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
DN	Demand Note (Variable Rate)
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MB	Municipal Bond
PCRB	Pollution Control Revenue Bond
PN	Promissory Notes
PLC	Public Limited Company
RB	Revenue Bond
RAN	Revenue Anticipation Note
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2003.

BlackRock Provident Institutional Funds

Statements of Operations

For the Six Months Ended April 30, 2003

(Unaudited)

	TEMPFUND PORTFOLIO	TEMPCASH PORTFOLIO	FEDFUND PORTFOLIO

Investment Income:

Interest income	$219,717,549	$81,164,746	$22,692,539

Expenses:

Invesment advisory fee	12,105,150	5,588,445	1,758,730

Administration fee	15,699,138	6,117,748	2,329,766

Custodian fee	1,284,155	500,714	193,576

Transfer agent fee	192,076	68,697	29,321

Service Organization fees—Dollar Shares	5,296,621	539,194	701,793

Service Organization fees—Cash Management Shares	135,338	—	—

Service Organization fees—Cash Reserve Shares .	129,342	—	4,551

Service Organization fees—Bear Stearns Shares	93,731	—	8,716

Service fees—Administration Shares	108	—	—

Distribution (12b-1) fees—Bear Stearns Shares	69,800	—	6,779

Legal fees	300,951	107,954	28,428

Audit fees	39,290	57,554	11,772

Printing.	51,726	5,767	—

Registration fees and expenses	56,727	30,527	46,130

Trustees’ fees and expenses	57,591	56,819	9,035

Other	228,419	46,017	26,989

	35,740,163	13,119,436	5,155,586

Less fees waived.	(3,087,782)	(2,907,200)	(1,265,102)

Less custody fees paid indirectly	—	(14,129)	—

Total expenses	32,652,381	10,198,107	3,890,484

Net investment income	187,065,168	70,966,639	18,802,055

Net realized gain (loss) from investment transactions.	(6,406)	(140,322)	41,224

Net increase in net assets resulting from operations	$187,058,762	$70,826,317	$18,843,279

See accompanying notes to financial statements.

T-FUND PORTFOLIO	FEDERAL TRUST FUND PORTFOLIO	TREASURY TRUST FUND PORTFOLIO	MUNIFUND PORTFOLIO	MUNICASH PORTFOLIO	CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO

$24,663,281	$1,356,312	$9,500,454	$9,136,832	$10,676,783	$3,081,225	$2,720,643

1,993,151	106,381	791,679	1,216,078	1,244,604	496,222	434,853

2,544,433	168,177	1,196,585	1,216,078	1,244,604	434,194	380,497

208,458	24,777	115,950	116,019	119,015	56,681	50,627

33,270	8,445	11,516	15,374	6,934	5,394	3,892

588,442	4,925	403,190	76,110	90,968	23,878	6,797

193,987	—	34,727	19,034	—	—	—

—	—	—	25,147	—	—	—

—	—	—	12,233	—	4,559	33,211

88,183	—	14,987	3,764	—	—	—

—	—	—	9,917	—	3,826	26,807

34,044	—	7,066	9,942	7,995	3,808	3,703

14,317	880	1,772	1,417	2,346	—	—

2,878	—	—	1,129	362	—	—

46,948	25,718	32,529	58,295	30,918	9,528	6,809

14,340	—	2,599	244	1,750	—	—

41,133	4,099	21,876	12,686	4,343	5,490	2,778

5,803,584	343,402	2,634,476	2,793,467	2,753,839	1,043,580	949,974

(1,340,412)	(145,722)	(749,906)	(1,190,774)	(1,168,488)	(515,042)	(448,306)

(31,348)	—	—	(59,595)	(91,188)	(18,743)	(20,659)

4,431,824	197,680	1,884,570	1,543,098	1,494,163	509,795	481,009

20,231,457	1,158,632	7,615,884	7,593,734	9,182,620	2,571,430	2,239,634

(23,579)	18,921	24,024	15,423	44,005	(45,926)	7,107

$20,207,878	$1,177,553	$7,639,908	$7,609,157	$9,226,625	$2,525,504	$2,246,741

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	TEMPFUND PORTFOLIO		TEMPCASH PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)		(UNAUDITED)

Increase (decrease) in net assets:
Operations:

Net investment income	$187,065,168	$590,300,591	$70,966,639	$155,390,008

Net gain (loss) on investments	(6,406)	(468,456)	(140,322)	(888)

Net increase in net assets resulting from operations	187,058,762	589,832,135	70,826,317	155,389,120

Distributions to shareholders from:

Net investment income:

Institutional Shares	(164,523,373)	(512,350,973)	(68,638,995)	(148,342,353)

Dollar Shares	(21,928,789)	(74,194,813)	(2,327,644)	(7,047,655)

Cash Management Shares	(203,722)	(820,267)	—	—

Cash Reserve Shares	(323,942)	(2,884,045)	—	—

Administration Shares	(1,252)	(587)	—	—

Bear Stearns Shares	(84,090)	(49,906)	—	—

Total distributions from net investment income	(187,065,168)	(590,300,591)	(70,966,639)	(155,390,008)

Short-term gains:

Institutional Shares	—	(576,623)	—	(129,250)

Dollar Shares	—	(97,932)	—	(7,909)

Cash Management Shares	—	(1,703)	—	—

Cash Reserve Shares	—	(4,685)	—	—

Administration Shares	—	—	—	—

Bear Stearns Shares	—	—	—	—

Total distributions from short-term gains	—	(680,943)	—	(137,159)

Total distributions to shareholders	(187,065,168)	(590,981,534)	(70,966,639)	(155,527,167)

Capital share transactions	(602,737,878)	(7,645,083,423)	1,819,807,510	2,227,496,750

Total increase (decrease) in net assets	(602,744,284)	(7,646,232,822)	1,819,667,188	2,227,358,703

Net assets:

Beginning of period	24,447,485,902	32,093,718,724	7,597,630,853	5,370,272,150

End of period	$23,844,741,618	$24,447,485,902	$9,417,298,041	$7,597,630,853

See accompanying notes to financial statements.

FEDFUND PORTFOLIO		T-FUND PORTFOLIO		FEDERAL TRUST FUND PORTFOLIO
SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
(UNAUDITED)		(UNAUDITED)		(UNAUDITED)

$18,802,055	$52,923,645	$20,231,457	$66,824,038	$1,158,632	$3,698,867

41,224	12,318	(23,579)	810	18,921	(1,439)

18,843,279	52,935,963	20,207,878	66,824,848	1,177,553	3,697,428

(15,993,596)	(41,948,733)	(16,855,008)	(57,154,499)	(1,139,716)	(3,576,359)

(2,792,379)	(10,964,918)	(2,167,730)	(7,833,793)	(18,916)	(122,508)

—	—	(260,454)	(831,348)	—	—

(8,092)	—	—	—	—	—

—	—	(948,265)	(1,004,398)	—	—

(7,988)	(9,994)	—	—	—	—

(18,802,055)	(52,923,645)	(20,231,457)	(66,824,038)	(1,158,632)	(3,698,867)

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

(18,802,055)	(52,923,645)	(20,231,457)	(66,824,038)	(1,158,632)	(3,698,867)

440,445,986	94,724,717	(14,960,345)	375,126,566	(7,399,785)	(2,247,137)

440,487,210	94,737,035	(14,983,924)	375,127,376	(7,380,864)	(2,248,576)

2,593,520,280	2,498,783,245	3,545,115,753	3,169,988,377	199,009,493	201,258,069

$3,034,007,490	$2,593,520,280	$3,530,131,829	$3,545,115,753	$191,628,629	$199,009,493

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	TREASURY TRUST FUND PORTFOLIO		MUNIFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)		(UNAUDITED)

Increase (decrease) in net assets:

Operations:

Net investment income	$7,615,884	$20,120,419	$7,593,734	$13,706,740

Net gain (loss) on investments	24,024	160,607	15,423	29,775

Net increase in net assets resulting from operations	7,639,908	20,281,026	7,609,157	13,736,515

Distributions to shareholders from:

Net investment income:

Institutional Shares	(5,998,530)	(15,102,129)	(7,230,604)	(12,641,850)

Dollar Shares	(1,417,383)	(4,663,017)	(253,281)	(781,782)

Cash Management Shares	(43,880)	(137,176)	(22,566)	(63,933)

Cash Reserve Shares	—	—	(41,071)	(107,069)

Administration Shares	(156,091)	(218,097)	(37,748)	(107,784)

Bear Stearns Shares	—	—	(8,464)	(4,322)

Total distributions from net investment income	(7,615,884)	(20,120,419)	(7,593,734)	(13,706,740)

Capital share transactions	(54,845,704)	253,348,715	237,511,008	374,069,376

Total increase (decrease) in net assets	(54,821,680)	253,509,322	237,526,431	374,099,151

Net assets:
Beginning of period	1,408,619,673	1,155,110,351	1,150,778,283	776,679,132

End of period	$1,353,797,993	$1,408,619,673	$1,388,304,714	$1,150,778,283

See accompanying notes to financial statements.

MUNICASH PORTFOLIO		CALIFORNIA MONEY FUND PORTFOLIO		NEW YORK MONEY FUND PORTFOLIO
SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED April 30, 2003	YEAR ENDED OCTOBER 31, 2002
(UNAUDITED)		(UNAUDITED)		(UNAUDITED)

$9,182,620	$17,051,605	$2,571,430	$6,965,578	$2,239,634	$5,057,764

44,005	88,817	(45,926)	63,658	7,107	—

9,226,625	17,140,422	2,525,504	7,029,236	2,246,741	5,057,764

(8,826,068)	(16,381,073)	(2,489,636)	(6,826,635)	(2,195,281)	(4,985,458)

(356,552)	(632,390)	(78,767)	(138,180)	(21,981)	(46,498)

0	(38,142)	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	(3,027)	(763)	(22,372)	(25,808)

(9,182,620)	(17,051,605)	(2,571,430)	(6,965,578)	(2,239,634)	(5,057,764)

685,400,796	460,826,138	(17,624,198)	(83,393,850)	36,940,121	9,905,109

685,444,801	460,914,955	(17,670,124)	(83,330,192)	36,947,228	9,905,109

1,316,228,642	855,313,687	486,670,426	570,000,618	383,789,824	373,884,715

$2,001,673,443	$1,316,228,642	$469,000,302	$486,670,426	$420,737,052	$383,789,824

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

TempFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0063	($0.0063)
10/31/02	1.00	0.0186	(0.0186)
10/31/01	1.00	0.0477	(0.0477)
10/31/00	1.00	0.0611	(0.0611)
10/01/99 through 10/31/99	1.00	0.0045	(0.0045)
09/30/99	1.00	0.0495	(0.0495)
09/30/98	1.00	0.0549	(0.0549)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0051	($0.0051)
10/31/02	1.00	0.0161	(0.0161)
10/31/01	1.00	0.0452	(0.0452)
10/31/00	1.00	0.0586	(0.0586)
10/01/99 through 10/31/99	1.00	0.0043	(0.0043)
09/30/99	1.00	0.0470	(0.0470)
09/30/98	1.00	0.0524	(0.0524)
Cash Management Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0038	($0.0038)
10/31/02	1.00	0.0136	(0.0136)
10/31/01	1.00	0.0427	(0.0427)
10/31/00	1.00	0.0561	(0.0561)
10/01/99 through 10/31/99	1.00	0.0041	(0.0041)
06/14/99[2] through 09/30/99	1.00	0.0135	(0.0135)
Cash Reserve Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0043	($0.0043)
10/31/02	1.00	0.0146	(0.0146)
10/31/01	1.00	0.0437	(0.0437)
05/30/00[2] through 10/31/00	1.00	0.0258	(0.0258)
Administration Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0058	($0.0058)
04/04/02[2] through 10/31/02	1.00	0.0095	(0.0095)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0023	($0.0023)
05/20/02[2] through 10/31/02	1.00	0.0041	(0.0041)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.28%[1]		$19,927,156	0.18%[1]		0.18%[1]		0.20%[1]		1.29%[1]
1.00	1.88		19,871,753	0.18		0.18		0.18		1.88
1.00	4.87		26,150,330	0.18		0.18		0.20		4.62
1.00	6.28		15,862,970	0.18		0.18		0.20		6.12
1.00	5.42	[1]	13,884,164	0.18	[1]	0.18	[1]	0.20	[1]	5.31	[1]
1.00	5.06		12,045,566	0.18		0.18		0.22		4.96
1.00	5.63		9,686,491	0.18		0.18		0.23		5.50

$1.00	1.03%[1]		$3,767,814	0.43%[1]		0.43%[1]		0.45%[1]		1.04%[1]
1.00	1.62		4,309,354	0.43		0.43		0.43		1.63
1.00	4.61		5,677,232	0.43		0.43		0.45		4.32
1.00	6.02		815,132	0.43		0.43		0.45		5.94
1.00	5.15	[1]	446,569	0.43	[1]	0.43	[1]	0.45	[1]	5.06	[1]
1.00	4.81		497,178	0.43		0.43		0.47		4.71
1.00	5.38		302,476	0.43		0.43		0.48		5.25

$1.00	0.78%[1]		$56,598	0.68%[1]		0.68%[1]		0.70%[1]		0.77%[1]
1.00	1.37		65,140	0.68		0.68		0.68		1.34
1.00	4.35		58,043	0.68		0.68		0.70		3.93
1.00	5.75		30,242	0.68		0.68		0.70		5.68
1.00	4.92	[1]	14,069	0.68	[1]	0.68	[1]	0.70	[1]	4.81	[1]
1.00	4.60	[1]	13,789	0.68	[1]	0.68	[1]	0.71	[1]	4.57	[1]

$1.00	0.88%[1]		$15,372	0.58%[1]		0.58%[1]		0.60%[1]		0.98%[1]
1.00	1.47		178,398	0.58		0.58		0.58		1.47
1.00	4.46		208,114	0.58		0.58		0.60		4.42
1.00	6.24	[1]	222,325	0.58	[1]	0.58	[1]	0.60	[1]	6.16	[1]

$1.00	1.18%[1]		$307	0.28%[1]		0.28%[1]		0.30%[1]		1.15%[1]
1.00	1.66	[1]	124	0.28	[1]	0.28	[1]	0.29	[1]	1.62	[1]

$1.00	0.46%[1]		$77,494	1.00%[1]		1.00%[1]		1.02%[1]		0.42%[1]
1.00	0.91	[1]	22,717	1.00	[1]	1.00	[1]	1.01	[1]	0.88	[1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

TempCash Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0065	($0.0065)
10/31/02	1.00	0.0193	(0.0193)
10/31/01	1.00	0.0483	(0.0483)
10/31/00	1.00	0.0613	(0.0613)
10/01/99 through 10/31/99	1.00	0.0044	(0.0044)
09/30/99	1.00	0.0496	(0.0496)
09/30/98	1.00	0.0552	(0.0552)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0053	($0.0053)
10/31/02	1.00	0.0168	(0.0168)
10/31/01	1.00	0.0458	(0.0458)
10/31/00	1.00	0.0588	(0.0588)
10/01/99 through 10/31/99	1.00	0.0042	(0.0042)
09/30/99	1.00	0.0471	(0.0471)
09/30/98	1.00	0.0527	(0.0527)

FedFund Portfolio
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0061	($0.0061)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0469	(0.0469)
10/31/00	1.00	0.0594	(0.0594)
10/31/99	1.00	0.0483	(0.0483)
10/31/98	1.00	0.0535	(0.0535)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0049	($0.0049)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0444	(0.0444)
10/31/00	1.00	0.0569	(0.0569)
10/31/99	1.00	0.0458	(0.0458)
10/31/98	1.00	0.0510	(0.0510)
Cash Reserve Shares
04/01/03[2] through 04/30/03[8]	$1.00	$0.0006	($0.0006)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0022	($0.0022)
05/20/02[2] through 10/31/02	1.00	0.0040	(0.0040)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.33%[1]	$8,946,665	0.18%[1]	0.18%[1]	0.23%[1]	1.33%[1]
1.00	1.95	7,195,494	0.18	0.18	0.24	1.92
1.00	4.93	4,923,190	0.18	0.18	0.29	4.76
1.00	6.30	3,785,528	0.18	0.18	0.31	6.18
1.00	5.31 [1]	1,951,436	0.18 [1]	0.18 [1]	0.34 [1]	5.19 [1]
1.00	5.07	1,968,626	0.18	0.18	0.30	4.95
1.00	5.66	2,499,114	0.18	0.18	0.32	5.52

$1.00	1.07%[1]	$470,633	0.43%[1]	0.43%[1]	0.49%[1]	1.08%[1]
1.00	1.70	402,137	0.43	0.43	0.50	1.71
1.00	4.67	447,082	0.43	0.43	0.54	4.56
1.00	6.04	427,625	0.43	0.43	0.56	5.89
1.00	5.06 [1]	401,426	0.43 [1]	0.43 [1]	0.59 [1]	4.94 [1]
1.00	4.82	378,010	0.43	0.43	0.55	4.70
1.00	5.41	503,809	0.43	0.43	0.57	5.27

$1.00	1.24%[1]	$2,561,021	0.20%[1]	0.20%[1]	0.28%[1]	1.23%[1]
1.00	1.85	1,955,108	0.20	0.20	0.26	1.82
1.00	4.79	1,684,597	0.20	0.20	0.27	4.61
1.00	6.10	1,400,232	0.20	0.20	0.29	6.01
1.00	4.94	742,744	0.20	0.20	0.28	4.81
1.00	5.48	1,116,979	0.20	0.20	0.28	5.35

$1.00	0.99%[1]	$452,850	0.45%[1]	0.45%[1]	0.53%[1]	0.99%[1]
1.00	1.60	635,685	0.45	0.45	0.50	1.61
1.00	4.53	814,186	0.45	0.45	0.52	4.18
1.00	5.84	216,511	0.45	0.45	0.54	6.04
1.00	4.69	34,611	0.45	0.45	0.53	4.56
1.00	5.23	30,459	0.45	0.45	0.53	5.10

$1.00	0.72%[1]	$14,664	0.60%[1]	0.60%[1]	0.68%[1]	0.71%[1]

$1.00	0.44%[1]	$5,473	1.00%[1]	1.00%[1]	1.08%[1]	0.41%[1]
1.00	0.89 [1]	2,728	1.00 [1]	1.00 [1]	1.08 [1]	0.87 [1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

T-Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0058	($0.0058)
10/31/02	1.00	0.0179	(0.0179)
10/31/01	1.00	0.0454	(0.0454)
10/31/00	1.00	0.0579	(0.0579)
10/31/99	1.00	0.0473	(0.0473)
10/31/98	1.00	0.0532	(0.0532)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0046	($0.0046)
10/31/02	1.00	0.0154	(0.0154)
10/31/01	1.00	0.0429	(0.0429)
10/31/00	1.00	0.0554	(0.0554)
10/31/99	1.00	0.0448	(0.0448)
10/31/98	1.00	0.0507	(0.0507)

Cash Management Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0033	($0.0033)
10/31/02	1.00	0.0129	(0.0129)
10/31/01	1.00	0.0404	(0.0404)
10/31/00	1.00	0.0529	(0.0529)
005/17/99[2] through 10/31/99	1.00	0.0197	(0.0197)

Administration Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0053	($0.0053)
04/09/02[2] through 10/31/02	1.00	0.0089	(0.0089)

Federal Trust Fund Portfolio
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0060	($0.0060)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0465	(0.0465)
10/31/00	1.00	0.0593	(0.0593)
10/31/99	1.00	0.0478	(0.0478)
10/31/98	1.00	0.0529	(0.0529)

Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0047	($0.0047)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0440	(0.0440)
10/31/00	1.00	0.0568	(0.0568)
10/31/99	1.00	0.0453	(0.0453)
10/31/98	1.00	0.0504	(0.0504)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.18%[1]	$2,802,832	0.20%[1]	0.20%[1]	0.27%[1]	1.17%[1]
1.00	1.80	2,831,278	0.20	0.20	0.25	1.79
1.00	4.63	2,582,091	0.20	0.19	0.27	4.46
1.00	5.95	2,209,396	0.20	0.19	0.28	5.77
1.00	4.83	2,397,386	0.20	0.20	0.26	4.72
1.00	5.46	2,544,001	0.20	0.20	0.27	5.31

$1.00	0.93%[1]	$487,462	0.45%[1]	0.45%[1]	0.52%[1]	0.92%[1]
1.00	1.55	448,592	0.45	0.45	0.50	1.54
1.00	4.37	542,219	0.45	0.44	0.52	4.34
1.00	5.68	630,801	0.45	0.44	0.53	5.54
1.00	4.58	612,695	0.45	0.45	0.51	4.47
1.00	5.21	777,385	0.45	0.45	0.52	5.06

$1.00	0.67%[1]	$78,622	0.70%[1]	0.70%[1]	0.77%[1]	0.67%[1]
1.00	1.29	79,717	0.70	0.70	0.76	1.27
1.00	4.11	45,678	0.70	0.69	0.77	3.99
1.00	5.42	62,480	0.70	0.69	0.78	5.31
1.00	4.37 [1]	3,252	0.70 [1]	0.70 [1]	0.78 [1]	4.43 [1]

$1.00	1.08%[1]	$161,216	0.30%[1]	0.30%[1]	0.37%[1]	1.07%[1]
1.00	1.58 [1]	185,529	0.30 [1]	0.30 [1]	0.37 [1]	1.55 [1]

$1.00	1.21%[1]	$187,965	0.20%[1]	0.20%[1]	0.35%[1]	1.21%[1]
1.00	1.84	194,335	0.20	0.20	0.30	1.84
1.00	4.75	187,005	0.20	0.20	0.31	4.53
1.00	6.10	138,396	0.20	0.20	0.34	5.84
1.00	4.88	219,344	0.20	0.20	0.32	4.76
1.00	5.42	280,580	0.20	0.20	0.29	5.29

$1.00	0.96%[1]	$3,663	0.45%[1]	0.45%[1]	0.60%[1]	0.95%[1]
1.00	1.59	4,675	0.44	0.44	0.53	1.64
1.00	4.49	14,253	0.45	0.45	0.56	4.39
1.00	5.83	13,200	0.45	0.45	0.59	5.59
1.00	4.63	27,539	0.45	0.45	0.57	4.51
1.00	5.17	38,633	0.45	0.45	0.54	5.04

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Treasury Trust Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0056	($0.0056)
10/31/02	1.00	0.0170	(0.0170)
10/31/01	1.00	0.0443	(0.0443)
10/31/00	1.00	0.0552	(0.0552)
10/31/99	1.00	0.0442	(0.0442)
10/31/98	1.00	0.0502	(0.0502)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0044	($0.0044)
10/31/02	1.00	0.0145	(0.0145)
10/31/01	1.00	0.0418	(0.0418)
10/31/00	1.00	0.0527	(0.0527)
10/31/99	1.00	0.0417	(0.0417)
10/31/98	1.00	0.0477	(0.0477)

Cash Management Shares[5]
11/01/02 through 04/30/03[8]	$1.00	$0.0008	($0.0008)
11/01/01 through 10/15/02	1.00	0.0116	(0.0116)
12/11/00[2] through 10/31/01	1.00	0.0331	(0.0331)
Administration Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0051	($0.0051)
05/30/02[2] through 10/31/02	1.00	0.0063	(0.0063)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.13%[1]	$1,031,354	0.20%[1]	0.20%[1]	0.31%[1]	1.13%[1]
1.00	1.71	1,053,635	0.20	0.20	0.28	1.70
1.00	4.52	766,758	0.19	0.19	0.27	4.48
1.00	5.66	846,651	0.20	0.20	0.29	5.49
1.00	4.51	826,167	0.20	0.20	0.28	4.41
1.00	5.14	1,091,366	0.20	0.20	0.28	5.02

$1.00	0.88%[1]	$283,995	0.45%[1]	0.45%[1]	0.56%[1]	0.88%[1]
1.00	1.46	321,730	0.45	0.45	0.53	1.46
1.00	4.26	379,989	0.44	0.44	0.52	4.17
1.00	5.40	310,589	0.45	0.45	0.54	5.23
1.00	4.26	398,972	0.45	0.45	0.53	4.14
1.00	4.89	471,767	0.45	0.45	0.53	4.77

$1.00	0.63%[1]	$—	0.69%[1]	0.69%[1]	0.80%[1]	0.63%[1]
1.00	1.16 [1]	—	0.69 [1]	0.69 [1]	0.76 [1]	1.22 [1]
1.00	3.78 [1]	8,363	0.76 [1]	0.76 [1]	0.85 [1]	4.42 [1]

$1.00	1.03%[1]	$38,449	0.30%[1]	0.30%[1]	0.40%[1]	1.04%[1]
1.00	1.49 [1]	33,255	0.30 [1]	0.30 [1]	0.42 [1]	1.49 [1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

MuniFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0053	($0.0053)
10/31/02	1.00	0.0142	(0.0142)
10/31/01	1.00	0.0302	(0.0302)
10/31/00	1.00	0.0379	(0.0379)
12/01/98 through 10/31/99	1.00	0.0273	(0.0273)
11/30/98	1.00	0.0327	(0.0327)
11/30/97	1.00	0.0338	(0.0338)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0041	($0.0041)
10/31/02	1.00	0.0117	(0.0117)
10/31/01	1.00	0.0277	(0.0277)
10/31/00	1.00	0.0354	(0.0354)
12/01/98 through 10/31/99	1.00	0.0250	(0.0250)
11/30/98	1.00	0.0302	(0.0302)
11/30/97	1.00	0.0313	(0.0313)
Cash Management Shares[4]
11/01/02 through 04/30/03[8]	$1.00	$0.0023	($0.0023)
10/31/02	1.00	0.0085	(0.0085)
10/31/01	1.00	0.0252	(0.0252)
10/31/00	1.00	0.0329	(0.0329)
06/14/99[2] through 10/31/99	1.00	0.0099	(0.0099)
Cash Reserve Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0033	($0.0033)
10/31/02	1.00	0.0102	(0.0102)
10/31/01	1.00	0.0262	(0.0262)
08/04/00[2] through 10/31/00	1.00	0.0090	(0.0090)
Administration Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0048	($0.0048)
04/18/02[2] through 10/31/02	1.00	0.0069	(0.0069)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0015	($0.0015)
05/20/02[2] through 10/31/02	1.00	0.0024	(0.0024)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.08%[1]		$1,321,689	0.20%[1]		0.19%[1]		0.36%[1]		1.06%[1]
1.00	1.43		1,037,163	0.20		0.19		0.37		1.41
1.00	3.06		688,837	0.20		0.19		0.39		3.02
1.00	3.86		605,741	0.20		0.19		0.41		3.79
1.00	3.02	[1]	483,033	0.20	[1]	0.20	[1]	0.41	[1]	2.96	[1]
1.00	3.32		467,760	0.25		0.25		0.41		3.26
1.00	3.43		536,794	0.27		0.27		0.41		3.38

$1.00	0.83%[1]		$34,713	0.45%[1]		0.44%[1]		0.61%[1]		0.83%[1]
1.00	1.18		74,526	0.45		0.44		0.62		1.18
1.00	2.81		70,990	0.45		0.44		0.64		2.66
1.00	3.60		63,619	0.45		0.44		0.66		3.55
1.00	2.77	[1]	56,238	0.45	[1]	0.45	[1]	0.66	[1]	2.71	[1]
1.00	3.07		51,736	0.50		0.50		0.66		3.01
1.00	3.18		67,387	0.52		0.52		0.66		3.13

$1.00	0.58%[1]		$12,113	0.70%[1]		0.69%[1]		0.86%[1]		0.59%[1]
1.00	0.91	[1]	11,197	0.70	[1]	0.69	[1]	0.87	[1]	0.90	[1]
1.00	2.55		4,763	0.70		0.69		0.89		2.39
1.00	3.34		3,663	0.70		0.69		0.90		3.33
1.00	2.61	[1]	2,712	0.70	[1]	0.70	[1]	0.92	[1]	2.58	[1]

$1.00	0.68%[1]		$8,634	0.60%[1]		0.59%[1]		0.76%[1]		0.65%[1]
1.00	1.03		8,626	0.60		0.59		0.77		1.03
1.00	2.65		12,089	0.60		0.59		0.79		2.68
1.00	3.74	[1]	17,151	0.60	[1]	0.59	[1]	0.79	[1]	3.69	[1]

$1.00	0.98%[1]		$5,206	0.30%[1]		0.29%[1]		0.46%[1]		1.00%[1]
1.00	1.28	[1]	$13,051	0.30	[1]	0.29	[1]	0.47	[1]	1.27	[1]

$1.00	0.29%[1]		$5,950	0.98%[1]		0.97%[1]		1.14%[1]		0.30%[1]
1.00	0.54	[1]	$6,215	1.00	[1]	0.99	[1]	1.16	[1]	0.57	[1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

MuniCash Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0062	($0.0062)
10/31/02	1.00	0.0156	(0.0156)
10/31/01	1.00	0.0325	(0.0325)
10/31/00	1.00	0.0392	(0.0392)
12/01/98 through 10/31/99	1.00	0.0281	(0.0281)
11/30/98	1.00	0.0346	(0.0346)
11/30/97	1.00	0.0358	(0.0358)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0050	($0.0050)
10/31/02	1.00	0.0131	(0.0131)
10/31/01	1.00	0.0300	(0.0300)
10/31/00	1.00	0.0367	(0.0367)
12/01/98 through 10/31/99	1.00	0.0258	(0.0258)
11/30/98	1.00	0.0321	(0.0321)
11/30/97	1.00	0.0333	(0.0333)
Cash Management Shares[6]
11/01/01 through 10/15/02	$1.00	$0.0101	($0.0101)
3/2/01[2] through 10/31/01	1.00	0.0163	(0.0163)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.26%[1]		$1,908,752	0.20%[1]		0.19%[1]		0.34%[1]	1.24%[1]
1.00	1.57		1,257,237	0.20		0.19		0.36%	1.55
1.00	3.30		809,890	0.20		0.19		0.40	3.04
1.00	3.99		298,832	0.20		0.20		0.40	3.91
1.00	3.11	[1]	308,212	0.20	[1]	0.20	[1]	0.41 [1]	3.05	[1]
1.00	3.51		500,254	0.18		0.18		0.40	3.47
1.00	3.63		397,681	0.18		0.18		0.41	3.58

$1.00	1.01%[1]		$92,921	0.45%[1]		0.44%[1]		0.59%[1]	0.98%[1]
1.00	1.32		58,991	0.45		0.44		0.61	1.30
1.00	3.04		40,306	0.45		0.45		0.65	3.19
1.00	3.73		101,373	0.45		0.45		0.65	3.63
1.00	2.86	[1]	123,017	0.45	[1]	0.45	[1]	0.66 [1]	2.80	[1]
1.00	3.26		91,404	0.43		0.43		0.65	3.22
1.00	3.38		150,089	0.43		0.43		0.66	3.33

$1.00	1.01%[1]		$—	0.70%[1]		0.69%[1]		0.87%[1]	1.07%[1]
1.00	2.47	[1]	5,118	0.69	[1]	0.69	[1]	0.89 [1]	2.36	[1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

California Money Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0052	($0.0052)
10/31/02	1.00	0.0132	(0.0132)
10/31/01	1.00	0.0271	(0.0271)
10/31/00	1.00	0.0326	(0.0326)
02/01/99 through 10/31/99	1.00	0.0201	(0.0201)
01/31/99	1.00	0.0305	(0.0305)
01/31/98	1.00	0.0334	(0.0334)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0040	($0.0040)
10/31/02	1.00	0.0107	(0.0107)
10/31/01	1.00	0.0246	(0.0246)
10/31/00	1.00	0.0301	(0.0301)
02/01/99 through 10/31/99	1.00	0.0182	(0.0182)
01/31/99	1.00	0.0280	(0.0280)
01/31/98	1.00	0.0309	(0.0309)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0014	($0.0014)
05/20/02[2] through 10/31/02	1.00	0.0022	(0.0022)

New York Money Fund Portfolio
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0053	($0.0053)
10/31/02	1.00	0.0131	(0.0131)
10/31/01	1.00	0.0285	(0.0285)
10/31/00	1.00	0.0364	(0.0364)
08/01/99 through 10/31/99	1.00	0.0076	(0.0076)
07/31/99	1.00	0.0289	(0.0289)
07/31/98	1.00	0.0336	(0.0336)
Dollar Shares[3]
11/01/02 through 04/30/03[8]	$1.00	$0.0041	($0.0041)
10/31/02	1.00	0.0106	(0.0106)
10/31/01	1.00	0.0260	(0.0260)
10/31/00	1.00	0.0205	(0.0205)
08/01/99 through 10/31/99	1.00	—	—
07/31/99	1.00	—	—
07/31/98	1.00	0.0303	(0.0303)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0014	($0.0014)
05/20/02[2] through 10/31/02	1.00	0.0021	(0.0021)

[1]	Annualized.
[2]	Commencement of Operations.
[3]	There were no dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.
[4]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09, 2003.
[5]	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 02, 2002 and January 17, 2003 to April 30, 2003.
[6]	There were no Cash Management Shares outstanding during the period October 16, 2002 to April 30, 2003.
[7]	Past performance is no guarantee of future results.
[8]	Unaudited.

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.06%[1]	$451,095	0.20%[1]	0.19%[1]	0.40%[1]	1.05%[1]
1.00	1.33	456,081	0.20	0.19	0.42	1.32
1.00	2.74	542,541	0.20	0.19	0.44	2.72
1.00	3.31	575,735	0.20	0.20	0.44	3.25
1.00	2.73 [1]	543,476	0.20 [1]	0.20 [1]	0.45 [1]	2.68 [1]
1.00	3.09	549,170	0.20	0.20	0.45	3.02
1.00	3.39	460,339	0.20	0.20	0.46	3.34

$1.00	0.80%[1]	$15,175	0.45%[1]	0.44%[1]	0.65%[1]	0.82%[1]
1.00	1.07	29,922	0.45	0.45	0.67	1.12
1.00	2.49	27,460	0.45	0.44	0.69	2.45
1.00	3.05	10,212	0.45	0.45	0.69	2.98
1.00	2.48 [1]	8,288	0.45 [1]	0.45 [1]	0.70 [1]	2.43 [1]
1.00	2.84	139,601	0.45	0.45	0.70	2.77
1.00	3.14	130,547	0.45	0.45	0.71	3.09

$1.00	0.28%[1]	$2,731	0.97%[1]	0.96%[1]	1.17%[1]	0.28%[1]
1.00	0.48[1]	668	1.00[1]	0.99[1]	1.20[1]	0.51 [1]

$1.00	1.07%[1]	$399,314	0.20%[1]	0.19%[1]	0.40%[1]	1.06%[1]
1.00	1.32	362,077	0.20	0.19	0.41	1.31
1.00	2.89	369,989	0.20	0.19	0.44	2.82
1.00	3.71	302,194	0.20	0.19	0.46	3.61
1.00	3.06[1]	323,247	0.20 [1]	0.20 [1]	0.50 [1]	3.02 [1]
1.00	2.93	295,728	0.20	0.20	0.48	2.87
1.00	3.41	318,091	0.20	0.20	0.48	3.35

$1.00	0.82%[1]	$5,754	0.45%[1]	0.44%[1]	0.65%[1]	0.81%[1]
1.00	1.07	4,716	0.45	0.44	0.66	1.06
1.00	2.63	3,896	0.45	0.44	0.69	2.52
1.00	3.73 [1]	1,647	0.45 [1]	0.44 [1]	0.70 [1]	3.66 [1]
1.00	—	—	—	—	—	—
1.00	—	—	—	—	—	—
1.00	3.16[1]	—	0.45[1]	0.45[1]	0.73[1]	3.11[1]

$1.00	0.28%[1]	$15,669	0.99%[1]	0.98%[1]	1.19%[1]	0.29%[1]
1.00	0.46[1]	16,997	1.00[1]	0.99[1]	1.19[1]	0.46[1]

Notes to Financial Statements

BlackRock Provident Institutional Funds (‘‘BPIF’’ or the ‘‘Company’’) (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. (‘‘Temp’’), (2) Trust for Federal Securities (‘‘Fed’’), (3) Municipal Fund for Temporary Investment (‘‘Muni’’), (4) Municipal Fund for California Investors, Inc. (‘‘Cal Muni’’) and (5) Municipal Fund for New York Investors, Inc. (‘‘NY Muni’’) (together the ‘‘Predecessor Companies’’). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp—TempFund and TempCash; Fed—FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni—MuniFund and MuniCash; Cal Muni—California Money Fund and NY Muni—New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

California Money Fund and New York Money Fund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offers six classes of shares: Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers six classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offers five classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, institutions (‘‘Service Organizations’’) provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company’s payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares, Bear Stearns Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers (‘‘Broker/Dealers’’) provide certain sales and support services to their clients who beneficially own Plus Shares, Bear Stearns Shares and Cash Plus Shares, in consideration for the Company’s payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of April 30, 2003, no Plus Shares or Cash Plus Shares were outstanding.

Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the

Notes to Financial Statements (Continued)

possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A)    Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation—Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

Repurchase Agreements—The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

Dividends to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Other—Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    Transactions with Affiliates and Related Parties

Under agreements between the Company and BlackRock Institutional Management Corporation (‘‘BIMC’’), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company’s portfolios and serves as Co-Administrator. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). PFPC Trust Co., an indirect subsidiary of PNC, is the Company’s custodian and PFPC Inc. (‘‘PFPC’’), an indirect subsidiary of PNC, is the Company’s transfer agent and Co-Administrator.

BlackRock Distributors, Inc. (‘‘BDI’’), an indirect subsidiary of PNC, serves as the Company’s distributor. No compensation is payable by the Company to BDI for its distribution services.

Notes to Financial Statements (Continued)

The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together, the ‘‘Co-Administrators”). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

In return for BIMC’s advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio’s average daily net assets; and with respect to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those portfolios’ combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

For the six months ended April 30, 2003, advisory fees and waivers for each Portfolio were as follows:

	GROSS ADVISORY FEE	WAIVER	NET ADVISORY FEE
TempFund	$12,105,150	$1,543,891	$10,561,259
TempCash	5,588,445	1,453,600	4,134,845
FedFund	1,758,730	632,551	1,126,179
T-Fund	1,993,151	670,206	1,322,945
Federal Trust Fund	106,381	72,861	33,520
Treasury Trust Fund	791,679	374,953	416,726
MuniFund	1,216,078	595,387	620,691
MuniCash	1,244,604	584,244	660,360
California Money Fund	496,222	257,521	238,701
New York Money Fund	434,853	224,153	210,700

In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

Notes to Financial Statements (Continued)

For the six months ended April 30, 2003, administration fees and waivers for each Portfolio were as follows:

	GROSS ADMINISTRATION FEE	WAIVER	NET ADMINISTRATION FEE
TempFund	$15,699,138	$1,543,891	$14,155,247
TempCash	6,117,748	1,453,600	4,664,148
FedFund	2,329,766	632,551	1,697,215
T-Fund	2,544,433	670,206	1,874,227
Federal Trust Fund	168,177	72,861	95,316
Treasury Trust Fund	1,196,585	374,953	821,632
MuniFund	1,216,078	595,387	620,691
MuniCash	1,244,604	584,244	660,360
California Money Fund	434,194	257,521	176,673
New York Money Fund	380,497	224,153	156,344

The Co-Administrators and BIMC have agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

Pursuant to the Company’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“Custody Credits”). For the six months ended April 30, 2003, custody credits earned were as follows: $14,129 with respect to TempCash, $31,348 with respect to  T-Fund, $59,595 with respect to MuniFund, $91,188 with respect to MuniCash, $18,743 with respect to California Money Fund and $20,659 with respect to New York Money Fund.

For the six months ended April 30, 2003, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $4,276,366 with respect to TempFund, $28,990 with respect to TempCash, $595,350 with respect to FedFund, $163,427 with respect to T-Fund, $114,254 with respect to Treasury Trust Fund, $3,751 with respect to MuniFund and $3,200 with respect to MuniCash.

(C)    Capital Shares

The Company’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Notes to Financial Statements (Continued)

Transactions in capital shares for each period were as follows:

	TEMPFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$140,691,586,789	$320,329,757,727
Dollar Shares	21,486,566,248	39,234,740,356
Cash Management Shares	133,835,011	248,094,854
Cash Reserve Shares	8,666,939	24,422,274
Administration Shares	192,020	154,263
Bear Stearns Shares	154,513,092	48,354,071
Shares issued in reinvestment of dividends:
Institutional Shares	59,518,388	225,390,564
Dollar Shares	1,928,314	6,172,161
Cash Management Shares	5,745	275,905
Cash Reserve Shares	503,834	3,115,566
Administration Shares	1,139	439
Bear Stearns Shares	81,868	44,475
Shares redeemed:
Institutional Shares	(140,695,682,603)	(326,832,864,751)
Dollar Shares	(22,030,045,631)	(40,608,515,754)
Cash Management Shares	(142,383,273)	(241,272,061)
Cash Reserve Shares	(172,197,517)	(57,241,521)
Administration Shares	(10,268)	(30,230)
Bear Stearns Shares	(99,817,973)	(25,681,761)

Net decrease	$(602,737,878)	$(7,645,083,423)

	TEMPCASH PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$55,762,831,869	$94,612,779,902
Dollar Shares	1,018,834,302	1,432,367,217
Shares issued in reinvestment of dividends:
Institutional Shares	35,200,780	63,453,979
Dollar Shares	2,026,726	6,295,496
Shares redeemed:
Institutional Shares	(54,046,727,999)	(92,403,760,766)
Dollar Shares	(952,358,168)	(1,483,639,078)

Net increase	$1,819,807,510	$2,227,496,750

Notes to Financial Statements (Continued)

	FEDFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$9,681,168,717	$18,339,130,376
Dollar Shares	4,751,721,170	10,103,298,229
Cash Reserve Shares	14,663,520	—
Bear Stearns Shares	13,634,476	8,279,194
Shares issued in reinvestment of dividends:
Institutional Shares	3,935,982	10,933,307
Dollar Shares	23,542	126,269
Cash Reserve Shares	—	—
Bear Stearns Shares	8,252	9,331
Shares redeemed:
Institutional Shares	(9,079,224,310)	(18,079,562,829)
Dollar Shares	(4,934,588,040)	(10,281,928,162)
Cash Reserve Shares	—	—
Bear Stearns Shares	(10,897,323)	(5,560,998)

Net increase	$440,445,986	$94,724,717

	T-FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$13,473,290,723	$27,215,162,913
Dollar Shares	2,422,000,894	3,009,408,821
Cash Management Shares	78,519,479	217,269,133
Administration Shares	110,737,039	281,121,340
Shares issued in reinvestment of dividends:
Institutional Shares	4,898,724	21,511,586
Dollar Shares	419,153	1,480,882
Cash Management Shares	2,994	9,714
Administration Shares	—	—
Shares redeemed:
Institutional Shares	(13,506,617,415)	(26,987,487,118)
Dollar Shares	(2,383,545,925)	(3,104,517,843)
Cash Management Shares	(79,616,921)	(183,240,091)
Administration Shares	(135,049,090)	(95,592,771)

Net increase (decrease)	$(14,960,345)	$375,126,566

Notes to Financial Statements (Continued)

	FEDERAL TRUST FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$452,888,464	$1,209,654,118
Dollar Shares	21,707,595	44,760,923
Shares issued in reinvestment of dividends:
Institutional Shares	291,849	1,350,906
Dollar Shares	813	3,531
Shares redeemed:
Institutional Shares	(459,579,795)	(1,203,673,586)
Dollar Shares	(22,708,711)	(54,343,029)

Net decrease	$(7,399,785)	$(2,247,137)

	TREASURY TRUST FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$3,537,272,017	$6,158,665,188
Dollar Shares	654,419,362	868,102,409
Cash Management Shares	82,227,404	59,536,576
Administration Shares	53,984,795	97,491,797
Shares issued in reinvestment of dividends:
Institutional Shares	1,838,776	4,974,766
Dollar Shares	992,027	3,548,301
Cash Management Shares	—	109,500
Administration Shares	—	—
Shares redeemed:
Institutional Shares	(3,561,410,003)	(5,876,879,222)
Dollar Shares	(693,151,224)	(929,953,549)
Cash Management Shares	(82,227,404)	(68,010,483)
Administration Shares	(48,791,454)	(64,236,568)

Net increase (decrease)	$(54,845,704)	$253,348,715

Notes to Financial Statements (Continued)

	MUNIFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$3,985,223,715	$5,677,842,960
Dollar Shares	129,291,982	315,683,136
Cash Management Shares	21,863,267	36,581,859
Cash Reserve Shares	12,374,004	1,830,434
Administration Shares	5,019,798	31,749,257
Bear Stearns Shares	11,562,353	14,167,527
Shares issued in reinvestment of dividends:
Institutional Shares	2,050,033	2,026,277
Dollar Shares	284,362	471,373
Cash Management Shares	—	—
Cash Reserve Shares	44,143	116,882
Administration Shares	—	—
Bear Stearns Shares	8,822	3,426
Shares redeemed:
Institutional Shares	(3,702,765,100)	(5,331,566,467)
Dollar Shares	(169,387,598)	(312,627,339)
Cash Management Shares	(20,947,458)	(30,147,858)
Cash Reserve Shares	(12,409,724)	(5,408,236)
Administration Shares	(12,865,294)	(18,698,109)
Bear Stearns Shares	(11,836,297)	(7,955,746)

Net increase	$237,511,008	$374,069,376

	MUNICASH PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$5,399,744,117	$8,468,383,775
Dollar Shares	157,236,881	155,080,141
Cash Management Shares	—	1,184,803
Shares issued in reinvestment of dividends:
Institutional Shares	3,425,891	5,714,487
Dollar Shares	345,273	620,200
Cash Management Shares	—	44,568
Shares redeemed:
Institutional Shares	(4,751,696,935)	(8,026,836,683)
Dollar Shares	(123,654,431)	(137,018,591)
Cash Management Shares	—	(6,346,562)

Net increase	$685,400,796	$460,826,138

Notes to Financial Statements (Continued)

	CALIFORNIA MONEY FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$986,418,387	$1,988,548,366
Dollar Shares	13,018,858	50,549,316
Bear Stearns Shares	5,251,190	1,796,081
Shares issued in reinvestment of dividends:
Institutional Shares	78,452	200,341
Dollar Shares	28,476	10,605
Bear Stearns Shares	2,928	608
Shares redeemed:
Institutional Shares	(991,439,558)	(2,075,270,946)
Dollar Shares	(27,792,158)	(48,099,082)
Bear Stearns Shares	(3,190,773)	(1,129,139)

Net decrease	$(17,624,198)	$(83,393,850)

	NEW YORK MONEY FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$989,922,051	$1,728,948,642
Dollar Shares	7,340,197	11,490,672
Bear Stearns Shares	56,494,451	59,254,425
Shares issued in reinvestment of dividends:
Institutional Shares	36,588	113,234
Dollar Shares	23,221	46,071
Bear Stearns Shares	24,536	22,182
Shares redeemed:
Institutional Shares	(952,728,522)	(1,736,974,356)
Dollar Shares	(6,325,305)	(10,716,044)
Bear Stearns Shares	(57,847,096)	(42,279,717)

Net increase	$36,940,121	$9,905,109

On April 30, 2003, one shareholder held approximately 11% of the outstanding shares of TempFund, two shareholders held approximately 50% of FedFund, one shareholder held approximately 30% of T-Fund, three shareholders held approximately 53% of Federal Trust Fund, two shareholders held approximately 26% of Treasury Trust Fund, two shareholders held approximately 29% of MuniFund, one shareholder held approximately 35% of MuniCash, one shareholder held approximately 20% of California Money Fund and three shareholders held approximately 70% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

Notes to Financial Statements (Continued)

(D)     At April 30, 2003, net assets consisted of :

	TEMPFUND PORTFOLIO	TEMPCASH PORTFOLIO	FEDFUND PORTFOLIO
Paid-in capital	$23,845,216,480	$9,417,439,251	$3,033,992,229
Accumulated net realized gain (loss) on security transactions	(474,862)	(141,210)	15,261

Net Assets	$23,844,741,618	$9,417,298,041	$3,034,007,490

	T-FUND PORTFOLIO	FEDERAL TRUST FUND PORTFOLIO	TREASURY TRUST FUND PORTFOLIO
Paid-in capital	$3,530,213,768	$191,668,810	$1,354,061,537
Accumulated net realized loss on security transactions	(81,939)	(40,181)	(263,544)

Net Assets	$3,530,131,829	$191,628,629	$1,353,797,993

		MUNIFUND PORTFOLIO	MUNICASH PORTFOLIO
Paid-in capital		$1,388,320,320	$2,001,684,92 5
Accumulated net realized loss on security transactions		(15,606)	(11,482)

Net Assets		$1,388,304,714	$2,001,673,443

		CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO
Paid-in capital		$469,122,754	$420,731,335
Accumulated net realized gain (loss) on security transactions		(122,452)	5,717

Net Assets		$469,000,302	$420,737,052

(E)    Federal Tax Information

No provision is made for Federal taxes as it is the Company’s intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2002.

Notes to Financial Statements (Concluded)

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2002, attributable to capital loss carryover expirations, were reclassified to the following accounts:

	DECREASE PAID- IN-CAPITAL	INCREASE ACCUMULATED NET REALIZED GAIN	INCREASE/ (DECREASE) UNDISTRIBUTED NET INVESTMENT INCOME
MuniCash Portfolio	$(3,461)	$3,461	$—

These reclassifications had no effect on net assets or net asset value per share.

As of October 31, 2002, the components of distributable earnings/(accumulated losses) were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRYFORWARDS
TempFund Portfolio	—	$34,933,165	$(468,456)
TempCash Portfolio	—	11,551,058	(888)
FedFund Portfolio	—	3,463,929	(25,963)
T-Fund Portfolio	—	4,754,045	(58,360)
Federal Trust Fund Portfolio	—	242,781	(57,208)
Treasury Trust Fund Portfolio	—	1,533,747	(287,568)
MuniFund Portfolio	$1,479,431	—	(31,029)
MuniCash Portfolio	1,724,399	—	(50,787)
California Money Fund Portfolio	617,961	—	(76,526)
New York Money Fund Portfolio	469,976	—	(1,390)

At October 31, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2003	2004	2005	2006	2007	2008	2009	2010	Total
TempFund Portfolio	—	—	—	—	—	—	—	$468,456	$468,456
TempCash Portfolio	—	—	—	—	—	—	—	888	888
FedFund Portfolio	—	$2,632	$23,331	—	—	—	—	—	25,963
T-Fund Portfolio	—	—	—	—	—	$58,360	—	—	58,360
Federal Trust Fund Portfolio	$32,439	16,364	8,405	—	—	—	—	—	57,208
Treasury Trust Fund Portfolio	—	6,015	—	—	$66,491	123,242	$91,820	—	287,568
MuniFund Portfolio	—	—	—	—	17,276	13,753	—	—	31,029
MuniCash Portfolio	—	—	—	—	28,918	21,869	—	—	50,787
California Money Fund Portfolio	—	—	10,699	—	—	—	65,827	—	76,526
New York Money Fund Portfolio	—	—	—	$1,390	—	—	—	—	1,390

Investment Adviser

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Co.

Philadelphia, Pennsylvania 19153

Counsel

Drinker Biddle & Reath LLP

Philadelphia, Pennsylvania 19103

Independent Accountants

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BPIF-SA-001

Bear Stearns

Money Market
 Funds

Semi-Annual Report Dated
April 30, 2003
•	TempFund
•	FedFund
•	MuniFund
•	California Money Fund
•	New York Money Fund

NOT FDIC INSURED	May Lose Value No Bank Guarantee

100 Bellevue Parkway 4th Floor Wilmington, DE 19809 (302) 797-2000 www.brpif.com

May 15, 2003

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Provident Institutional Funds for the six-month period ended April 30, 2003.

BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

Ralph Schlosstein

Chairman & President

BlackRock Provident Institutional Funds

TempFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value
AGENCY OBLIGATIONS—10.8%
Federal Farm Credit Bank Bonds—0.5%

4.25%	07/01/03	$25,608	$25,685,901
1.35%	01/23/04	98,000	98,039,976

			123,725,877

Federal Home Loan Bank Bonds—3.8%
4.50%	07/07/03	82,000	82,311,986
5.58%	09/02/03	58,770	59,492,993
5.13%	09/15/03	70,470	71,482,761
5.38%	01/05/04	59,000	60,627,652
3.75%	02/13/04	24,685	25,157,462
5.50%	03/22/04	39,545	41,007,924
3.75%	04/15/04	39,745	40,663,814
4.88%	04/16/04	34,025	35,176,151
1.45%	05/12/04	293,000	293,000,000
1.40%	05/14/04	174,000	174,000,000
4.88%	05/14/04	12,185	12,623,486

			895,544,229

Federal Home Loan Mortgage Corporation Bonds—1.1%
7.38%	05/15/03	46,335	46,424,777
3.50%	09/15/03	66,000	66,435,558
6.38%	11/15/03	5,300	5,445,464
5.00%	01/15/04	26,675	27,369,383
5.25%	02/15/04	45,000	46,383,028
5.00%	05/15/04	56,191	58,286,796

			250,345,006

Federal Home Loan Mortgage Corporation Discount Notes—0.2%
1.26%	02/26/04	59,000	58,378,435

Federal National Mortgage Association Bonds—3.4%
4.00%	08/15/03	114,581	115,298,604
3.13%	11/15/03	55,406	55,963,625
5.13%	02/13/04	401,415	413,298,051
1.40%	04/16/04	100,000	99,972,931
5.63%	05/14/04	128,795	134,455,637

			818,988,848

Federal National Mortgage Association Discount Notes—1.8%
1.23%	08/06/03	280,000	279,072,033
1.27%	02/06/04	145,774	144,328,934

			423,400,967

TOTAL AGENCY OBLIGATIONS (Cost $2,570,383,362)			2,570,383,362

	Maturity	Par (000)	Value
CERTIFICATES OF DEPOSIT—6.5%
Domestic Certificates of Deposit

Bank of America, N.A. (A-1+, P-1)
1.25%	06/24/03	$250,000	$250,000,000
Bank of New York (A-1+, P-1)
2.12%	08/12/03	25,000	25,007,636
2.14%	08/12/03	55,000	55,018,355
2.07%	08/20/03	59,000	59,008,010
Citibank, N.A. (A-1+, P-1)
1.26%	05/20/03	245,000	245,000,000
1.26%	05/21/03	100,000	99,999,831
Harris Trust & Savings Bank (A-1+, P-1)
1.20%	05/19/03	195,000	195,000,000
1.25%	06/13/03	100,000	100,000,000
1.25%	07/21/03	100,000	100,000,000
Marshall & Ilsley Bank (A-1, P-1)
1.25%	07/18/03	100,000	100,000,000
State Street Bank & Trust Co. (A-1+, P-1)
2.12%	07/10/03	80,000	80,000,000
U.S. Bank, N.A. (A-1, P-1)
2.02%	08/22/03	50,000	50,000,000
Wells Fargo Bank, N.A. (A-1+, P-1)
1.24%	05/30/03	200,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,559,033,832)			1,559,033,832

COMMERCIAL PAPER—42.5%
Asset Backed Securities—24.8%
Amstel Funding Corp. (A-1+, P-1)
1.28%	05/19/03	195,000	194,875,200
1.29%	05/19/03	75,050	75,001,593
1.26%	07/25/03	76,421	76,193,648
1.28%	07/25/03	172,282	171,761,325
1.26%	07/28/03	92,910	92,623,837
Amsterdam Funding Corp. (A-1, P-1)
1.26%	05/05/03	25,000	24,996,500
1.26%	05/06/03	60,000	59,989,500
1.25%	05/13/03	30,000	29,987,500
1.26%	05/20/03	18,681	18,668,577
1.26%	05/21/03	75,000	74,947,500
1.26%	05/22/03	75,000	74,944,875
Barton Capital Corp. (A-1+, P-1)
1.26%	05/22/03	24,772	24,753,793
Corporate Asset Funding Co. (A-1+, P-1)
1.25%	06/19/03	48,000	47,918,333
Corporate Receivables Corp. (A-1+, P-1)
1.24%	05/13/03	100,000	99,958,667
CXC LLC (A-1+, P-1)
1.24%	05/29/03	85,000	84,918,022

See accompanying notes to financial statements.

2

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Delaware Funding Corp. (A-1+, P-1)
1.25%	05/15/03	$64,747	$64,715,526
1.25%	05/19/03	34,000	33,978,750
Edison Asset Securitization LLC (A-1+, P-1)
1.24%	06/11/03	175,000	174,752,861
1.24%	06/16/03	180,000	179,714,800
1.26%	06/23/03	200,000	199,629,000
Fairway Finance Corp. (A-1, P-1)
1.25%	05/12/03	50,058	50,038,881
1.26%	05/15/03	123,337	123,276,565
1.26%	05/23/03	75,099	75,041,174
1.27%	06/02/03	75,000	74,915,333
1.20%	06/16/03	100,000	99,846,667
Falcon Asset Securitization Corp. (A-1, P-1)
1.25%	05/13/03	10,000	9,995,833
1.26%	05/15/03	93,535	93,489,168
1.26%	05/16/03	46,072	46,047,812
1.26%	05/23/03	170,000	169,869,100
1.27%	05/23/03	160,195	160,071,160
Fcar Owner Trust Series I (A-1+, P-1)
1.25%	05/12/03	50,000	49,980,903
1.25%	05/13/03	100,000	99,958,333
1.26%	06/05/03	111,800	111,663,045
Jupiter Securitization Corp. (A-1, P-1)
1.25%	05/08/03	43,000	42,989,549
1.25%	05/09/03	50,000	49,986,111
1.25%	05/12/03	105,000	104,959,896
1.26%	05/22/03	126,840	126,746,773
1.26%	05/23/03	30,275	30,251,688
Moat Funding LLC (A-1+, P-1)
1.26%	05/12/03	95,000	94,963,425
1.26%	07/24/03	100,000	99,706,000
Mortgage Interest Networking Trust (A-1+, P-1)
1.27%	05/07/03	110,000	109,976,717
1.27%	05/08/03	110,000	109,972,836
Ness LLC (A-1, P-1)
1.26%	05/12/03	44,038	44,021,045
1.26%	06/23/03	46,534	46,447,679
1.27%	07/21/03	103,281	102,985,875
Old Line Funding Corp. (A-1+, P-1)
1.26%	06/23/03	93,011	92,838,465
Park Avenue Receivables (A-1, P-1)
1.25%	05/08/03	101,128	101,103,420
1.25%	05/13/03	82,871	82,836,470
1.27%	05/22/03	33,619	33,594,094
Pennine Funding LLC (A-1+, P-1)
1.19%	05/12/03	150,000	149,945,458

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Preferred Receivables Funding Corp. (A-1, P-1)
1.26%	05/01/03	$294,693	$294,693,000
1.24%	05/02/03	63,117	63,114,826
1.25%	05/14/03	60,000	59,972,917
Receivables Capital Corp. (A-1+, P-1)
1.27%	05/07/03	104,848	104,825,807
Scaldis Capital LLC (A-1+, P-1)
1.26%	05/07/03	40,000	39,991,600
1.27%	05/27/03	127,000	126,883,513
1.26%	06/24/03	39,828	39,752,725
1.25%	07/08/03	50,098	49,979,713
Sheffield Receivables Corp. (A-1+, P-1)
1.25%	05/07/03	85,000	84,982,292
1.26%	05/07/03	185,000	184,961,150
1.27%	05/08/03	50,000	49,987,653
1.27%	05/16/03	101,030	100,976,538
1.27%	05/19/03	79,340	79,289,619
1.26%	05/23/03	240,000	239,815,200

			5,911,075,835

Banks—12.1%
Citicorp (A-1+, P-1)
1.26%	07/16/03	150,000	149,601,000
Deutsche Bank Financials LLC (A-1+, P-1)
2.08%	07/10/03	294,000	292,813,792
Forrestal Funding Master Trust (A-1+, P-1)
1.26%	05/13/03	25,000	24,989,500
1.26%	05/20/03	107,152	107,080,744
1.26%	05/23/03	110,120	110,035,208
1.26%	05/27/03	60,234	60,179,187
HSBC USA, Inc. (A-1+, P-1)
1.21%	07/22/03	150,000	149,586,583
J.P. Morgan Chase & Co. (A-1, P-1)
1.30%	05/07/03	225,000	224,951,250
1.30%	05/08/03	400,000	399,898,889
1.28%	07/16/03	400,000	398,919,111
Kitty Hawk Funding Corp. (A-1+, P-1)
1.26%	05/19/03	45,839	45,810,121
1.24%	05/30/03	330,693	330,362,675
Toronto-Dominion Holdings (A-1, P-1)
1.32%	05/01/03	150,000	150,000,000
1.24%	05/13/03	185,000	184,923,533
1.26%	05/15/03	250,000	249,877,500

			2,879,029,093

See accompanying notes to financial statements.

3

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Finance Services—0.7%
Ing (US) Funding LLC (A-1+, P-1)
1.24%	05/09/03	$100,000	$99,972,445
1.24%	05/12/03	66,000	65,974,993

			165,947,438

Security Brokers & Dealers—0.9%
Morgan Stanley Dean Witter & Co. (A-1, P-1)
1.30%	05/15/03	210,000	209,893,833

Short Term Business Credit Institutions—4.0%
General Electric Capital Corp. (A-1+, P-1)
1.27%	06/17/03	222,530	222,161,033
1.25%	06/19/03	175,000	174,702,257
1.23%	07/07/03	152,000	151,652,046
1.26%	07/28/03	250,000	249,230,000
1.11%	09/04/03	165,000	164,358,975

			962,104,311

TOTAL COMMERCIAL PAPER (Cost $10,128,050,510)			10,128,050,510

MASTER NOTES—1.7%
Security Brokers & Dealers
Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(d)
1.48%	05/01/03	300,000	300,000,000
1.36%	05/05/03	110,000	110,000,000

TOTAL MASTER NOTES (Cost $410,000,000)			410,000,000

VARIABLE RATE OBLIGATIONS—25.8%
Banks—16.6%
Bank of New York Co. (A+, Aa3)
1.31%(b)	05/01/03	125,000	125,000,000
Bank One Illinois, N.A. (A-1, P-1)
1.29%(b)	05/01/03	140,000	139,991,093
Bank One Illinois, N.A. (A+, Aa3)
1.22%(b)	07/29/03	200,000	199,939,990
Citigroup, Inc. (AA-, Aa1)
1.54%(b)	05/09/03	111,275	111,543,202
1.42%(b)	05/30/03	181,800	181,815,109
1.41%(b)	07/17/03	45,000	45,014,488
Deutsche Bank Financial LLC (A-1, P-1)
1.31%(b)	05/01/03	420,000	420,000,000
First Union National Bank (A+, Aa2)
1.41%(b)	05/29/03	50,000	50,004,614
National City Bank Cleveland (A+, Aa3)
1.28%(b)	05/27/03	230,000	229,993,514

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Banks (continued)
National City Bank Indiana (A+, Aa3)
1.29%(b)	05/01/03	$200,000	$199,995,068
1.30%(b)	05/01/03	50,000	49,991,670
1.31%(b)	05/01/03	350,000	349,987,247
SMM Trust Series 2002G (A-1+, P-1)
1.34%(b)	06/03/03	431,864	431,864,000
SMM Trust Series 2002M (A-1+, P-1)
1.26%(b)	06/16/03	148,000	148,000,000
U.S. Bank, N.A. (A+, Aa2)
1.30%(b)	05/01/03	138,000	137,989,776
1.19%(b)	07/01/03	250,000	249,983,133
Wachovia Bank, N.A. (A-1, P-1)
1.30%(b)	05/01/03	200,000	200,000,000
Wells Fargo Bank, N.A. (A+, Aa2)
1.29%(b)	05/01/03	170,000	170,000,000
1.29%(b)	05/01/03	330,000	330,000,000
1.30%(b)	05/01/03	190,000	190,000,000

			3,961,112,904

Federal Home Loan Bank—3.4%
Federal Home Loan Bank Variable Rate Notes
1.14%(b)	06/20/03	400,000	399,804,928
1.13%(b)	06/30/03	400,000	399,879,820

			799,684,748

Finance Services—1.0%
Credit Suisse First Boston USA, Inc. (A+, Aa3)
1.29%(b)	07/23/03	200,000	200,000,000
Donaldson Lufkin & Jenrette, Inc. (A+, Aa3)
1.85%(b)	07/18/03	42,100	42,147,259

			242,147,259

Life Insurance—0.4%
Metlife Global Funding (AA, Aa2)
1.33%(b)	05/28/03	95,000	95,000,000

Municipal Bonds—0.2%
New York—0.0%
New York Housing Finance Agency RB (Victory Housing Project) Series 2000B DN (Key Bank N.A. LOC) (VMIG-1)
1.32%(b)	05/07/03	7,770	7,770,000

Texas—0.2%
Texas GO (Veterans Housing Assessment Project) Series 1999A-2 DN (A-1+, VMIG-1)
1.32%(b)	05/07/03	43,100	43,100,000

			50,870,000

See accompanying notes to financial statements.

4

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Security Brokers & Dealers—3.1%
Merrill Lynch & Co., Inc. (A+, Aa3)
1.35%(b)	05/12/03	$250,000	$250,000,000
1.59%(b)	05/30/03	70,000	70,011,411
1.44%(b)	06/24/03	56,375	56,386,819
1.47%(b)	06/25/03	54,870	54,903,626
Morgan Stanley Dean Witter & Co. (A+, Aa3)
1.41%(b)	05/15/03	200,000	200,000,000
Salomon Smith Barney Holdings, Inc. (AA-, Aa1)
1.53%(b)	05/07/03	3,250	3,250,166
1.46%(b)	06/23/03	93,000	93,036,593

			727,588,615

Short Term Business Credit Institutions—1.1%
General Electric Capital Corp. (AAA, Aaa)
1.42%(b)	05/05/03	71,600	71,633,564
1.35%(b)	05/19/03	155,000	155,000,000
1.32%(b)	05/28/03	42,500	42,512,933

			269,146,497

TOTAL VARIABLE RATE OBLIGATIONS (Cost $6,145,550,023)			6,145,550,023

MEDIUM TERM NOTES—3.3%
Banks—0.6%
Citigroup, Inc. (AA-, Aa1)
5.70%	02/06/04	$123,500	127,422,735

Security Brokers & Dealers—2.7%
Goldman Sachs Group PN (A+, Aa3)
1.27%	06/05/03	125,000	125,000,000
1.27%	06/16/03	125,000	125,000,000
1.30%	07/23/03	400,000	400,000,000

			650,000,000

TOTAL MEDIUM TERM NOTES (Cost $777,422,735)			777,422,735

TIME DEPOSITS—0.7%
National City Bank Kentucky (A-1, P-1)
1.28%	05/01/03	166,000
TOTAL TIME DEPOSITS (Cost $166,000,000)			166,000,000

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS—11.0%
Goldman Sachs & Co.
1.33%	05/01/03		$350,000	$350,000,000

(Agreement dated 04/30/03 to be repurchased at $350,012,931 collateralized by $830,199,762 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 9.50% due from 03/01/08 to 08/01/32. The market value is $360,500,000.)

Goldman, Sachs & Co.
1.24%	06/18/03	(c)	400,000	400,000,000

(Agreement dated 04/30/03 to be repurchased at $400,675,111 collateralized by $948,799,727 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 9.50% due from 03/01/08 to 08/01/32. The market value is $412,000,000.)

J. P. Morgan Securities, Inc.
1.16%	05/01/03		200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,006,444 collateralized by $205,669,000 Federal National Mortgage Association Discount Notes and U.S. Treasury Bills 0.00% to 1.13% due from 05/22/03 to 12/16/03. The market value is $204,783,958.)

Lehman Brothers Inc.
1.25%	05/01/03		75,000	75,000,000

(Agreement dated 04/30/03 to be repurchased at $75,002,604 collateralized by $99,374,761 Federal National Mortgage Association Variable Rate Notes 4.75% to 6.23% due from 03/01/32 to 11/01/32. The market value is $77,254,231.)

Morgan Stanley & Co. Incorporated
1.25%	05/01/03		28,300	28,300,000

(Agreement dated 04/30/03 to be repurchased at $28,300,983 collateralized by $155,619,294 Federal Home Loan Mortgage Corporation Strips and Strip Principals, Federal National Mortgage Association Strips and Strip Principals, and U.S. Treasury Bonds 0.00% to 8.00% due from 08/25/15 to 04/01/33. The market value is $29,152,844.)

See accompanying notes to financial statements.

5

TempFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co. Incorporated
1.33%	05/01/03	$250,000	$250,000,000

(Agreement dated 04/30/03 to be repurchased at $250,009,236 collateralized by $1,374,728,743 Federal Home Loan Mortgage Corporation Strips and Strip Principals, Federal National Mortgage Association Strips and Strip Principals and U.S. Treasury Bonds 0.00% to 8.00% due from 08/25/15 to 04/01/33. The market value is $257,533,954.)

Morgan Stanley & Co. Incorporated
1.34%	05/01/03	263,376	263,376,000

(Agreement dated 04/30/03 to be repurchased at $263,385,803 collateralized by $1,448,282,230 Federal Home Loan Mortgage Corporation Strips and Strip Principals, Federal National Mortgage Association Strips and Strip Principals and U.S. Treasury Bonds 0.00% to 8.00% due from 08/25/15 to 04/01/33. The market value is $271,313,051.)

UBS Warburg LLC.
1.18%	05/01/03	167,000	167,000,000

(Agreement dated 04/30/03 to be repurchased at $167,005,474 collateralized by $207,755,000 Federal Agricultural Mortgage Association Discount Notes and Federal National Mortgage Association Discount Notes and Strips 0.00% due from 04/30/03 to 11/01/18. The market value is $206,003,113.)

UBS Warburg LLC.
1.21%	05/01/03	47,100	47,100,000

(Agreement dated 04/30/03 to be repurchased at $47,101,583 collateralized by $47,085,000 Federal National Mortgage Association Bonds 5.50% due 05/01/33. The market value is $48,514,999.)
UBS Warburg LLC.
1.35%	05/01/03	100,000	100,000,000

(Agreement dated 04/30/03 to be repurchased at $100,003,750 collateralized by $203,593,895 Federal National Mortgage Association Bonds 5.50% to 7.00% due from 11/01/12 to 05/01/33. The market value is $103,000,368.)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Warburg LLC.
1.25%	05/15/03	(c)	$500,000	$500,000,000

(Agreement dated 04/28/03 to be repurchased at $500,295,139 collateralized by $810,871,583 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 7.00% due from 06/01/11 to 04/01/33. The market value is $515,002,389.)

UBS Warburg LLC.
1.25%	06/12/03	(c)	250,000	250,000,000

(Agreement dated 04/15/03 to be repurchased at $250,503,472 collateralized by $750,381,946 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 6.00% to 11.00% due from 04/01/08 to 02/01/33. The market value is $257,500,903.)

TOTAL REPURCHASE AGREEMENTS

(Cost $2,630,776,000)				2,630,776,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $24,387,216,462(a))	102.3%	24,387,216,462
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)%	(542,474,844)

NET ASSETS (Equivalent to $1.00 per share based on 19,927,554,230 Institutional Shares, 3,767,888,156 Dollar Shares, 56,598,163 Cash Management Shares, 15,374,796 Cash Reserve Shares, 307,363 Administration Shares and 77,493,772 Bear Stearns Shares outstanding)	100.0%	$23,844,741,618

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($23,844,741,618 ÷ 23,845,216,480)		$1.00

See accompanying notes to financial statements.

6

TempFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.
(d)	Ratings reflect those of guarantor.

TempFund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	13,684,789,000	56.2%
31-60 Days	3,900,812,000	16.0
61-90 Days	3,915,700,000	16.1
91-120 Days	583,581,000	2.4
121-150 Days	360,240,000	1.5
Over 150 Days	1,921,241,000	7.8

Average Weighted Maturity—55 days

See accompanying notes to financial statements.

7

BlackRock Provident Institutional Funds

FedFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—68.8%
Federal Farm Credit Bank Discount Notes—0.7%
1.24%	07/11/03	$20,000	$19,951,286

Federal Farm Credit Bank Variable Rate Notes—14.9%
1.25%(b)	05/01/03	150,000	149,960,110
1.18%(b)	05/05/03	140,000	139,990,411
1.22%(b)	05/05/03	33,000	32,993,469
1.19%(b)	05/20/03	50,000	49,997,647
1.14%(b)	07/10/03	30,000	29,999,157
1.19%(b)	07/30/03	48,000	47,995,204

			450,935,998

Federal Home Loan Bank Bonds—5.2%
2.65%	06/16/03	35,000	34,999,048
1.88%	08/01/03	18,600	18,596,296
1.63%	08/12/03	8,000	7,994,752
5.58%	09/02/03	10,000	10,122,324
5.60%	09/02/03	4,000	4,050,812
5.13%	09/15/03	5,000	5,064,196
5.38%	01/05/04	3,435	3,529,991
1.25%	04/15/04	4,200	4,198,876
3.75%	04/15/04	6,300	6,448,276
4.88%	04/16/04	27,445	28,379,192
1.40%	05/14/04	25,000	25,000,000
3.38%	05/14/04	3,995	4,077,738
7.13%	05/14/04	4,885	5,174,554

			157,636,055

Federal Home Loan Bank Discount Notes—2.5%
1.25%	05/01/03	10,000	10,000,000
1.24%	07/09/03	44,123	44,018,557
1.24%	07/16/03	20,300	20,247,074

			74,265,631

Federal Home Loan Bank Variable Rate Notes—19.4%
1.18%(b)	05/06/03	200,000	199,948,193
1.25%(b)	05/23/03	60,000	59,972,164
1.19%(b)	05/27/03	65,000	64,968,450
1.14%(b)	06/20/03	43,000	42,979,030
1.13%(b)	06/30/03	102,000	101,969,453
1.14% (b)	07/07/03	120,000	119,963,987

			589,801,277

Federal Home Loan Mortgage Corporation Bonds—1.2%
3.25%	12/15/03	25,300	25,613,695
3.25%	01/15/04	11,000	11,153,340

			36,767,035

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Discount Notes—12.9%
1.23%	05/15/03	$100,000	$99,952,361
1.23%	05/22/03	100,000	99,928,250
1.86%	07/17/03	25,000	24,900,542
1.92%	07/17/03	25,000	24,897,333
1.97%	07/17/03	25,000	24,894,660
1.26%	12/19/03	47,000	46,619,874
1.26%	02/26/04	40,000	39,578,600
1.27%	02/26/04	30,000	29,681,442

			390,453,062

Federal National Mortgage Association Bonds—2.1%
4.00%	08/15/03	5,000	5,031,978
5.91%	08/25/03	5,000	5,064,864
4.75%	11/14/03	8,500	8,631,364
3.13%	11/15/03	20,000	20,141,609
5.13%	02/13/04	5,375	5,535,028
4.75%	03/15/04	19,602	20,198,587

			64,603,430

Federal National Mortgage Association Discount Notes—3.8%
1.97%	06/27/03	25,000	24,922,021
1.24%	07/02/03	21,000	20,955,334
1.80%	07/25/03	28,000	27,881,000
1.23%	08/06/03	40,000	39,867,433
1.32%	05/15/04	2,340	2,307,449

			115,933,237

Federal National Mortgage Association Variable Rate Notes—5.4%
1.17% (b)	05/01/03	40,000	39,992,974
1.20% (b)	05/20/03	25,000	24,992,308
1.17% (b)	06/11/03	100,000	99,968,103

			164,953,385

Student Loan Marketing Association Bonds—0.7%
4.75%	04/23/04	21,000	21,711,480

TOTAL AGENCY OBLIGATIONS (Cost $2,087,011,876)			2,087,011,876

REPURCHASE AGREEMENTS—31.9%
Goldman Sachs & Co.
1.33%	05/01/03	200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,389 collateralized by $267,350,402 Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 2.63% to 6.50% due from 12/15/31 to 04/25/33. The market value is $206,000,000.)

See accompanying notes to financial statements.

8

FedFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co. Incorporated
1.33%	05/01/03		$200,000	$200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,389 collateralized by $593,458,817 Federal Home Loan Mortgage Corporation Bonds 6.50% due from 03/01/09 to 01/01/24. The market value is $206,412,000.)

PNC Bank, N.A.
1.08%	05/01/03		65,300	65,300,000

(Agreement dated 04/30/03 to be repurchased at $65,301,950 collateralized by 102,804,900 Federal Home Loan Bank Bonds and Federal National Mortgage Association Notes 2.50% to 5.50% due from 02/15/06 to 03/15/06. The market value is $102,681,700.)

UBS Warburg LLC.
1.21%	05/01/03		102,900	102,900,000

(Agreement dated 04/30/03 to be repurchased at $102,903,459 collateralized by $967,093,883 Federal National Mortgage Association Bonds and Strips 0.00% to 5.50% due from 02/01/17 to 04/01/33. The market value is $105,989,268.)

UBS Warburg LLC.
1.35%	05/01/03		200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,500 collateralized by $247,101,176 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 7.00% due from 09/01/17 to 03/01/32. The market value is $206,001,116.)

UBS Warburg LLC.
1.17%	06/30/03	(c)	100,000	100,000,000

(Agreement dated 03/31/03 to be repurchased at $100,295,750 collateralized by $466,449,589 Federal National Mortgage Association Strips 0.00% due from 02/01/18 to 02/01/33. The market value is $103,000,101.)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Warburg LLC.
1.22%	07/23/03	(c)	$100,000	$100,000,000

(Agreement dated 04/24/03 to be repurchased at $100,305,000 collateralized by 177,445,386 Federal National Mortgage Association Strips 0.00% due from 04/01/32 to 07/01/32. The market value is $103,001,903.)

TOTAL REPURCHASE AGREEMENTS

(Cost $968,200,000)				968,200,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,055,211,876(a))	100.7%	3,055,211,876
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7%)	(21,204,386)

NET ASSETS (Equivalent to $1.00 per share based on 2,561,035,159 Institutional Shares, 452,820,618 Dollar Shares, 14,663,520 Cash Reserve Shares and 5,472,932 Bear Stearns Shares outstanding)	100.0%	$3,034,007,490

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($3,034,007,490 ÷ 3,033,992,229)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.

FedFund Portfolio

Maturity Information

April 30, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	1,741,200,000	57.1%
31-60 Days	203,000,000	6.6
61-90 Days	660,423,000	21.6
91-120 Days	124,600,000	4.1
121-150 Days	19,000,000	0.6
Over 150 Days	305,377,000	10.0

Average Weighted Maturity—57 days

See accompanying notes to financial statements.

9

BlackRock Provident Institutional Funds

MuniFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS—99.9%
Alabama—7.6%
Alabama Housing Finance Authority Multifamily Housing RB (Rime Huntsville Project) Series 1996B DN (Federal National Mortgage Association Guaranty) (A-1+, Aaa)
1.35%(b)	05/07/03	$11,275	$11,275,000
Alabama Housing Finance Authority Multifamily Housing RB (Rime Village Hoover Project) Series 1996A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	10,265	10,265,000
Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-1)
1.35%(b)	05/01/03	14,750	14,750,000
Columbia IDRB (Alabama Power Project) Series 1999A DN (A-1)
1.35%(b)	05/01/03	18,000	18,000,000
Eutaw Industrial Development Board PCRB (Southern Companies Project) DN (A-1, VMIG-1)
1.35%(b)	05/01/03	2,600	2,600,000
Homewood Educational Development Authority RB (Samford University Project) Series 1999 DN (Bank of Nova Scotia LOC) (VMIG-1)
1.35%(b)	05/01/03	2,015	2,015,000
Jefferson County GO Warrants Series 2001B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	46,305	46,305,000

			105,210,000

Alaska—0.2%
Matanuska-Susitna Borough RB (First Union Merlots Trust Receipts) Series 2001A-114 DN (First Union Bank LOC) (A-1)
1.46%(b)	05/07/03	3,205	3,205,000

Arizona—1.4%
Glendale GO Series 2002 MB (AA, Aa2)
2.50%	07/01/03	2,250	2,253,154
Maricopa County Community College District Series 2001D MB (AAA, Aaa)
4.00%	07/01/03	5,000	5,019,390

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Arizona (continued)
Pima County Industrial Development Authority RB (Senior Living Facilities-La Posada Project) Series 2002A DN (Lasalle National Bank LOC)
1.35%(b)	05/07/03	$12,150	$12,150,000

			19,422,544

Arkansas—1.4%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
1.40%(b)	05/07/03	14,900	14,900,000
University of Arkansas Regents RB Series 1998 DN (MBIA Insurance) (VMIG-1)
1.38%(b)	05/07/03	4,000	4,000,000

			18,900,000

California—0.6%
California Health Facilities Finance Authority RB (Catholic Healthcare Project) Series 1988C DN (MBIA Insurance, Morgan Guaranty Trust SBPA)
1.40%(b)	05/07/03	2,700	2,700,000
Irvine Improvement Bonds (Assessment District Number 87-8 Project) Special Assessment Limited Obligations Series 1999 DN (Kredietbank N.V. LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	2,369	2,369,000
Los Angeles Wastewater Systems Subordinate RB Series 2001A MB (FGIC Insurance) (A-1+, VMIG-1)
1.25%	12/05/03	4,000	4,000,000

			9,069,000

Colorado—2.1%
Colorado Educational & Cultural Facilities Authority RB (Denver Museum Project) Series 2001 DN (A-1)
1.40%(b)	05/07/03	2,000	2,000,000
Colorado Educational & Cultural Facilities Authority RB (National Cable Television Center Project) Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
1.35%(b)	05/07/03	2,245	2,245,000

See accompanying notes to financial statements.

10

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Colorado (continued)
Colorado Health Facilities Authority RB (Total Longterm Care Project) Series 2002 DN (A-1+)
1.40%(b)	05/07/03	$6,380	$6,380,000
Garfield County Hospital RB Series 1999 DN (Banc One LOC) (A-1)
1.40%(b)	05/07/03	16,885	16,885,000
Jefferson County GO (School District R-001 Project) Series 1998B MB (FGIC Insurance)
5.00%	12/15/03	1,150	1,177,982

			28,687,982

Delaware—0.1%
Delaware State Economic Development Authority RB (St. Annes Episcopal Project) Series 2001 DN (Wilmington Trust LOC) (A-1)
1.45%(b)	05/07/03	2,000	2,000,000

District of Columbia—0.3%
District of Columbia Refunding RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	1,900	1,900,000
District of Columbia Water & Sewer Authority Public Utilities RB Series 2002A64 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	2,280	2,280,000

			4,180,000

Florida—3.8%
Broward County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (FSA Insurance) (A-1)
1.48%(b)	05/07/03	14,000	14,000,000
Florida Housing Finance Corporation Multifamily RB (Merrill Lynch P-Float Receipts) Series 2000 Pt-1234 DN (Merrill Lynch & Co. SBPA) (A-1C+)
1.52%(b)	05/07/03	12,915	12,915,000
Florida State Board of Education GO Series 1993C MB
5.70%	06/01/03	1,000	1,013,863
Florida State Department of Environmental Protection RB (Morgan Stanley Trust Receipts) Series 2001-637 DN (MBIA Insurance) (A-1+)
1.42%(b)	05/07/03	3,950	3,950,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Florida (continued)
Lee County Healthcare Facilities IDRB Series 1999 DN (Fifth Third Bank LOC)
1.38%(b)	05/07/03	$1,960	$1,960,000
Orange County Housing Finance Authority Multifamily RB (Post Fountains at Lee Vista Project) Series 1997E DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	5,915	5,915,000
Orange County Housing Finance Authority Multifamily RB (Post Lake Apartments Project) Series 1997 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	12,700	12,700,000

			52,453,863

Georgia—2.6%
Albany Dougherty County Housing Financial Authority RB (Phoebe Putney Memorial Hospital Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,800	3,800,000
Appling County Development Authority PCRB (Oglethorpe Power Corporation Project) Series 2002 DN (A-1+)
1.40%(b)	05/07/03	2,415	2,415,000
Bibb County Methodist Home Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	3,360	3,360,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	1,965	1,965,000
Cobb County Development Authority RB (Boy Scouts of America Atlanta Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	3,000	3,000,000
Cobb County Development Authority RB (Highland Park Associates Project) DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	3,550	3,550,000

See accompanying notes to financial statements.

11

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
Cobb County Housing Authority Multifamily Housing RB (Greenhouse Frey Apartments Project) Series 1996 DN (Federal National Mortgage Association Guaranty) (AAA)
1.35%(b)	05/07/03	$1,000	$1,000,000
Dekalb County Housing Authority Multifamily Housing RB (Clairmont Crest Project) DN (Federal National Mortgage Association Guaranty) (A-1+, VMIG-1)
1.35%(b)	05/07/03	500	500,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (AMBAC Insurance) (Aa3)
1.35%(b)	05/07/03	1,900	1,900,000
Fulton County Development Authority RB (Galloway Schools Incorporated Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	7,500	7,500,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	2,000	2,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance) (A-1+)
1.44%(b)	05/07/03	1,010	1,010,000
La Grange Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.44%(b)	05/07/03	1,000	1,000,000
Macon-Bibb County Hospital Authority RB (The Medical Center of Central Georgia Project) DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	3,000	3,000,000

			36,000,000

Hawaii—1.1%
Hawaii GO (Bear Stearns Municipal Trust Certificates) Series 2002A DN (FSA Insurance) (A-1)
1.48%(b)	05/07/03	9,990	9,990,000
Hawaii GO (Citibank Eagle Trust Receipts) Series 2002 DN (FSA Insurance) (A-1+)
1.44%(b)	05/07/03	3,600	3,600,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Hawaii (continued)
Hawaii State Department of Budget & Finance Special Purpose RB (Kahala Nui Project) Series 2003D DN (Lasalle National Bank LOC)
1.35%(b)	05/07/03	$2,000	$2,000,000

			15,590,000

Illinois—12.5%
Central Lake County Action Water Agency RB (First Union Merlots Trust Receipts) Series 2003B18 DN (Wachovia Bank LOC)
1.46%(b)	05/07/03	5,000	5,000,000
Chicago Board of Education GO (First Union Merlots Trust Receipts) Series 1999A-47 DN (First Union Bank LOC) (A-1)
1.46%(b)	05/07/03	3,095	3,095,000
Chicago Board of Education Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001 DN (FSA Insurance) (A-1)
1.48%(b)	05/07/03	4,695	4,695,000
Chicago GO (First Union Merlots Trust Receipts) Series 2000W DN (AMBAC Insurance, First Union LOC) (VMIG-1)
1.46%(b)	05/07/03	2,000	2,000,000
Chicago GO Series 2003 MB (Landesbank Hessen Thuringen Girozentrale LOC) (SP-1+, MIG-1)
1.22%	01/07/04	30,000	30,000,000
Chicago O’Hare International Airport RB (Wachovia Merlot Trust Receipts) Series 2002A-25 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	5,330	5,330,000
Chicago Park District RB (Citibank Eagle Tax Exempt Trust Receipts) DN Series 2002-1306 (FGIC Insurance Citibank Liquidity) (A-1+)
1.44%(b)	05/07/03	5,345	5,345,000
Chicago Sales Tax RB (First Union Merlots Trust Receipts) DN (FGIC Insurance) (VMIG-1)
1.46%(b)	05/07/03	5,000	5,000,000

See accompanying notes to financial statements.

12

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Cook County Capital Improvement GO (Wachovia Merlot Trust Receipts) Series 2002C DN (AMBAC Insurance) (VMIG-1)
1.46%(b)	05/07/03	$3,500	$3,500,000
Du Page County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns SBPA) (A-1)
1.48%(b)	05/07/03	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance) (A-1+)
1.18%(b)	05/07/03	2,935	2,935,000
Illinois Development Finance Authority IDRB (Merrill Lynch P-Float Receipts) Series 2001 Pt-515 DN (Danske Bank SBPA) (A-1C+)
1.52%(b)	05/07/03	17,800	17,800,000
Illinois Development Finance Authority RB (Decatur Mental Health Center Project) Series 1997 DN (First of America LOC)
1.43%(b)	05/07/03	2,910	2,910,000
Illinois Educational Facility Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	2,000	2,000,000
Illinois First Series GO Series 2002 MB (AA, Aa2)
3.00%	10/01/03	1,000	1,005,803
Illinois GO (ABN AMRO Munitops Trust Certificates) Series 2002-23 MB (MBIA Insurance) (VMIG-1, F1+)
1.90%	10/08/03	2,100	2,100,000
Illinois GO (First Union Merlots) Series 2002 DN (MBIA Insurance)
1.46%(b)	05/07/03	3,700	3,700,000
Illinois GO Series 2001 MB (AA, Aa2)
5.00%	08/01/03	4,320	4,358,863
Illinois GO Series 2001 MB (FSA Insurance) (AAA, Aaa)
4.00%	10/01/03	1,000	1,011,706

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois Health Facilities Authority Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (MBIA Insurance) (A-1)
1.48%(b)	05/07/03	$10,290	$10,290,000
Illinois Health Facilities Authority RB (Helping Hand Rehabilitation Project) Series 2001 DN (Fifth Third Bank LOC)
1.39%(b)	05/07/03	3,900	3,900,000
Illinois Health Facilities Authority RB (Lutheran Home & Services Project) Series 2001 DN (Allied Irish Bank LOC) (A-1+)
1.40%(b)	05/07/03	11,000	11,000,000
Illinois Regional Transportation Authority RB (First Union Merlots Trust Receipts) Series 2002A-24 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	12,770	12,770,000
Illinois State GO (Wachovia Merlots Trust Reciepts) Series 2002 DN (MBIA Insurance, Wachovia Bank SBPA ) (VMIG-1)
1.46%(b)	05/07/03	2,500	2,500,000
Illinois State Hospital Facility Authority RB (Evanston Hospital Project) Series 2003 MB (Government LOC) (A-1+, VMIG-1)
1.05%	07/24/03	3,000	3,000,000
Peoria Heights Limited Obligation RB Series 2001 DN (National City Bank LOC)
1.43%(b)	05/07/03	3,000	3,000,000
University of Illinois Auxiliary Facilities System RB (Citibank Eagle Tax-Exempt Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	3,500	3,500,000
Warren County Industrial Project RB (Monmouth College Project) Series 2002 DN (Allied Irish Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	6,505	6,505,000

			174,221,372

See accompanying notes to financial statements.

13

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Indiana—1.2%
Carmel High School Building Corporation RB Series 1994 MB (MBIA Insurance) (AAA, Aaa)
4.55%	07/15/03	$750	$755,271
Gary Redevelopment District Economic Growth RB Series 2001A DN (American National Bank & Trust LOC) (A-1)
1.45%(b)	05/07/03	1,160	1,160,000
Indiana Municipal Power Agency Power Supply System RB Series 2000A DN (Toronto Dominion LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	500	500,000
Indiana Municipal Securities Trust Certificates RB (Bear Stearns Municipal Trust Receipts) Series 2001A DN (Bear Stearns Capital Markets Liquidity) (A-1)
1.48%(b)	05/07/03	6,000	6,000,000
Indiana State Educational Facilities Authority RB (Wabash College Project) Series 2003 DN (Banc One LOC) (VMIG-1)
1.40%(b)	05/07/03	2,700	2,700,000
Purdue University RB Series 1998N MB (AA, Aa2)
4.05%	07/01/03	2,000	2,007,921
Warren Township Vision 2005 School Building Corporation RB (First Union Merlots Trust Receipts) Series 2001A-52 DN (First Union Bank LOC) (A-1)
1.46%(b)	05/07/03	3,300	3,300,000

			16,423,192

Iowa—3.0%
Des Moines Commercial Development RB (Grand Office Park Project) DN (Principal Life Insurance Company Guaranty) (A-1+)
1.50%(b)	05/07/03	6,000	6,000,000
Iowa Higher Education Loan Authority RB (Private College Project) DN (MBIA Insurance) (A-1+, VMIG-1)
1.40%(b)	05/07/03	1,700	1,700,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Iowa (continued)

Iowa School Cash Anticipation Program Series 2002-03A TRAN (FSA Insurance) (SP-1+, MIG-1)
2.75%	06/20/03	$20,000	$20,029,031
Urbandale IDRB (Aurora Business Park Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.45%(b)	05/07/03	9,200	9,200,000
Urbandale IDRB (Meredith Drive Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.45%(b)	05/07/03	5,500	5,500,000

			42,429,031

Kansas—0.9%
Kansas State Department of Transportation Highway RB Series 2000B-2 DN (A-1+, VMIG-1)
1.28%(b)	05/01/03	12,465	12,465,000

Kentucky—1.5%
Jefferson County Board of Education Series 2002N RAN (SP-1+, MIG-1)
2.25%	06/30/03	11,000	11,011,568
Kentucky Housing Corporation Single Family Mortgage RB (Merrill Lynch P-Float Receipts) Series 2003 Pt-741 DN (FGIC Insurance)
1.52%(b)	05/07/03	5,665	5,665,000
Wickliffe PCRB Series 2001 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	4,250	4,250,000

			20,926,568

Louisiana—1.8%
Louisiana Local Government Environment Facilities Community Development Authority RB (Capital & Equipment Programs Projects) Series 2003A DN (AMBAC Insurance) (A-1+)
1.46%(b)	05/07/03	25,000	25,000,000

Maryland—0.4%
Maryland State Health & Higher Education Facilities Authority RB (Bear Stearns Municipal Securities Trust Receipts) Series 2003 SGA-143 DN
1.43%(b)	05/07/03	5,000	5,000,000

See accompanying notes to financial statements.

14

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland (continued)
Montgomery County Parking Authority MB (FGIC Insurance) (AAA, Aaa)
3.00%	06/01/03	$1,010	$1,011,125

			6,011,125

Massachusetts—1.7%
Commonwealth of Massachusetts GO (First Union Merlots Trust Receipts) Series 2002A DN (FSA Insurance) (A-1)
1.42%(b)	05/07/03	2,140	2,140,000
Massachusetts Development Finance Agency RB (Boston University Project) Series 2002R-4 DN (A-1+, VMIG-1)
1.22%(b)	05/01/03	11,500	11,500,000
Massachusetts Municipal Wholesale Electric Company Power Supply System RB Series 2001 MB (Bank of New York LOC) (A-1+)
1.75%	09/25/03	6,000	6,000,000
Massachusetts Water Resources Authority RB Series 2002D DN (A-1+, VMIG-1)
1.40%(b)	05/01/03	300	300,000
Natick City GO Series 2003 BAN (SP-1+, MIG-1)
2.00%	04/30/04	3,150	3,177,720

			23,117,720

Michigan—3.5%
City of Detroit School District GO (School Building & Site Improvement Project) Series 2002A MB
1.60%	08/13/03	3,500	3,500,000
Detroit Sewer & Disposal Authority RB (First Union Merlots Trust Receipts) Series 2001A-112 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	2,475	2,475,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank LOC) (A-1+)
1.40%(b)	05/07/03	4,500	4,500,000
Kalamazoo Education Authority RB (Friendship Vl Project) Series 1997 DN (Fifth Third Bank LOC) (A-1+)
1.40%(b)	05/07/03	3,835	3,835,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Kelloggsville Public School District GO Series 1998 MB (FGIC Insurance) (AAA, Aaa)
4.20%	05/01/03	$350	$350,000
Lake Orion Community School District GO Series 1998 MB (FGIC Insurance) (AAA, Aaa)
4.30%	05/01/03	200	200,000
Michigan Housing Development Authority Limited Obligation RB Series 1985 DN (Bank One LOC) (VMIG-1)
1.46%(b)	05/07/03	15,100	15,100,000
Michigan Municipal Bond Authority Series 2002C-1 MB (SP-1+)
2.25%	08/22/03	18,000	18,046,175

			48,006,175

Minnesota—2.0%
Hennepin County GO Series 2000B DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1C+, VMIG-1)
1.20%(b)	05/07/03	1,000	1,000,000
Minneapolis & St. Paul Airport RB (Wachovia Merlot Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
1.46%(b)	05/07/03	4,995	4,995,000
Minnesota GO (Salomon Smith Barney Trust Receipts) ROC II Series 1031 DN (Salomon Smith Barney Liquidity Facility) (A-1+)
1.44%(b)	05/07/03	4,000	4,000,000
Minnesota Higher Education Facilities Authority RB (Carleton College Project) Series 2000G-5 DN (Wells Fargo Bank LOC) (VMIG-1)
1.20%(b)	05/07/03	1,580	1,580,000
Minnesota Public Facilities Authority Water PCRB (Wachovia Merlot Trust Receipts) Series 2002A DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	14,745	14,745,000
Plymouth Meeting IDRB (Scoville Press Incorporated Project) Series 1994 DN (Wells Fargo Bank LOC) (VMIG-1)
1.50%(b)	05/07/03	1,470	1,470,000

			27,790,000

See accompanying notes to financial statements.

15

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Mississippi—2.3%
Mississippi Development Bank Special Obligation RB (First Union Merlots Trust Receipts) Series 2001A-16 DN (AMBAC Insurance) (VMIG-1)
1.46%(b)	05/07/03	$7,500	$7,500,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (Amsouth Bank of Alabama LOC)
1.46%(b)	05/07/03	9,000	9,000,000
Mississippi Development Bank Special Obligation RB (Mississippi Loan Programs Project) Series 2003 DN (Amsouth Bank of Alabama LOC) (A-1)
1.46%(b)	05/07/03	11,000	11,000,000
Mississippi Development Bank Special Obligation RB Series 2002 DN (Amsouth Bank of Alabama LOC) (A-1)
1.51%(b)	05/07/03	3,985	3,985,000

			31,485,000

Missouri—1.2%
Bi-State Development Agency Metropolitan District RB (Metrolink Cross County Project) Series 2002A DN (FSA Insurance) (A-1+, VMIG-1)
1.35%(b)	05/07/03	5,300	5,300,000
Missouri State Development Finance Board Lease RB Series 1999 DN (TransAmerican Life Insurance) (A-1+)
1.43%(b)	05/07/03	1,200	1,200,000
Missouri State Regional Convention & Sports Complex Authority RB Series 1991A MB (AAA, Aaa)
6.90%	08/15/03	8,690	8,831,773
St. Louis County Mutifamily Housing IDRB (Heatherbrook Gardens Project) DN (U.S. Bank LOC)
1.54%(b)	05/07/03	1,765	1,765,000

			17,096,773

Montana—1.2%
Forsyth PCRB (Merrill Lynch P-Float Receipts) Series 2002 Pt-604 MB (AMBAC Insurance, Merrill Lynch & Co. SBPA)
1.20%	12/04/03	7,300	7,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Montana (continued)
Montana GO Series 2002 TRAN (SP-1+, MIG-1)
2.50%	06/30/03	$10,000	$10,014,803

			17,314,803

Nevada—1.0%
Clark County School District Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance) (A-1+)
1.48%(b)	05/07/03	7,980	7,980,000
Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002A DN (FGIC Insurance, Bear Stearns Company LOC) (A-1)
1.48%(b)	05/07/03	6,000	6,000,000

			13,980,000

New Jersey—2.7%
New Jersey Housing & Finance Agency Series 2003D RAN (MBIA Insurance) (SP-1+, MIG-1)
1.05%	04/01/04	5,000	5,000,000
New Jersey Series 2002A TRAN (SP-1+, MIG-1)
3.00%	06/12/03	31,000	31,057,858
New Jersey Transportation Trust Fund Authority RB Series 2002R-149 MB (Wachovia Bank LOC)
1.20%	11/13/03	2,000	2,000,000

			38,057,858

New York—9.1%
City of New York GO Series 1993E-3 DN (A-1+, VMIG-1)
1.40%(b)	05/01/03	400	400,000
City of New York GO Series 1994B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,240	3,240,000
City of New York Housing Development Corporation Mulitfamily Rental Housing RB (Columbus Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	8,100	8,100,000

See accompanying notes to financial statements.

16

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
City of New York Housing Development Corporation Multifamily Rental Housing RB (Westmont Apartments Project) Series 2000A DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1)
1.35%(b)	05/07/03	$24,200	$24,200,000
City of New York Municipal Water & Sewer System Finance Authority RB Series 1995A DN (FGIC Insurance) (A-1+, VMIG-1)
1.40%(b)	05/01/03	17,100	17,100,000
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000DDD DN (First Union Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	8,955	8,955,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2000C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.26%(b)	05/01/03	1,000	1,000,000
Dormitory Authority of the State of New York RB (Columbia University Project) Series 2003B MB (A-1+, VMIG-1)
1.05%	03/05/04	6,000	6,000,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Reciepts) Series 2003 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.35%(b)	05/07/03	2,375	2,375,000
Dormitory Authority of the State of New York RB (New York Methodist Hospital Project) Series 1999 MB (Kredietbank LOC) (AAA, Aaa)
4.25%	07/01/03	500	502,317

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Franklin County Industrial Development Agency Civic Facility RB (Trudeau Institute Incorporated Project) Series 1998 DN (Fleet National Bank N.A. LOC) (A-1)
1.40%(b)	05/07/03	$210	$210,000
New York City GO Series 1994H-3 DN (Banque Paribas LOC) (A-1+, VMIG-1)
1.40%(b)	05/01/03	200	200,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994D-2 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	1,000	1,000,000
New York State Tollway Authority Series 2003A RAN (SP-1+, MIG-1)
1.13%	03/25/04	10,000	10,002,253
Reno Nevada Capital Improvement RB (Bear Stearns Municipal Trust Certificates) Series 2002A DN (FGIC Insurance) (A-1)
1.48%(b)	05/07/03	11,750	11,750,000
Triborough Bridge & Tunnel Authority RB (Bear Stearns Municipal Trust Certificates) Series 2002-210 DN (Bear Stearns Liquidity Facility) (A-1+)
1.43%(b)	05/07/03	17,700	17,700,000
Triborough Bridge & Tunnel Authority RB (Wachovia Merlots Trust Receipts) Series 2003B03 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	9,000	9,000,000

			126,734,570

North Carolina—4.5%
Guilford County Industrial Facilities & Pollution Recreational Facilities RB Series 2002 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.35%(b)	05/07/03	2,245	2,245,000

See accompanying notes to financial statements.

17

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2001 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.35%(b)	05/07/03	$2,400	$2,400,000
North Carolina Housing Finance Agency RB (First Union Merlots Trust Receipts) Series 2000A DN (First Union Bank LOC) (VMIG-1)
1.51%(b)	05/07/03	95	95,000
North Carolina Medical Care Community Hospital RB (Angel Medical Center Incorporated Project) Series 1997 DN (First Union National Bank of North Carolina LOC) (A-1)
1.35%(b)	05/07/03	200	200,000
North Carolina Medical Care Community Hospital RB (Duke University Hospital Project) Series 1985B DN (A-1+, VMIG-1)
1.30%(b)	05/07/03	300	300,000
North Carolina Medical Care Community Hospital RB (Moses Cone Health System Project) Series 2001A DN (Chase Manhattan LOC) (A-1+)
1.35%(b)	05/07/03	26,450	26,450,000
North Carolina Medical Care Community Hospital RB (Park Ridge Hospital Project) Series 1988 DN (NationsBank LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	1,300	1,300,000
North Carolina Medical Care Community Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking and Trust Company LOC) (A-1)
1.45%(b)	05/07/03	1,220	1,220,000
North Carolina Medical Care Community Retirement Facilities RB (First Mortgage Project) Series 2001C DN (Branch Banking and Trust Company LOC) (A-1)
1.45%(b)	05/07/03	4,400	4,400,000
Wake County GO (Public Improvement Project) Series 2003B MB (Retail Food Stores LOC) (A-1+, VMIG-1)
1.75%	04/01/04	5,000	5,029,997

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
Wake County Public Improvement GO Series 2003A MB (AAA, Aaa)
3.00%	04/01/04	$13,000	$13,230,932
Winston-Salem Water & Sewer System RB Series 2002C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	5,000	5,000,000

			61,870,929

North Dakota—0.4%
Oliver County PCRB (Wachovia Merlots Trust Receipts) Series 2003B-7 DN (Wachovia Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	5,000	5,000,000

Ohio—3.8%
Butler County Healthcare Facilities RB (UC Physicians LLC Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.39%(b)	05/07/03	3,000	3,000,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	2,400	2,400,000
Carroll County RB (Health Care Facilities Project) Series 2000 DN (National City Bank LOC)
1.43%(b)	05/07/03	590	590,000
City of Kettering School District GO Series 2002 BAN (SP-1+, MIG-1)
2.00%	06/25/03	9,000	9,011,471
City of Westerville GO (ABN AMRO Munitops Trust Certificates) Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.41%(b)	05/07/03	1,000	1,000,000
Clinton County Hospital RB Series 1999 DN (National City Bank LOC) (VMIG-1)
1.45%(b)	05/07/03	8,205	8,205,000
Columbus GO Unlimited Tax DN (Westduetsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.25%(b)	05/07/03	325	325,000
Cuyahoga County RB (Oriana Service Civic Facility Project) Series 2001 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	3,800	3,800,000

See accompanying notes to financial statements.

18

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Franklin County Hospital Facilities Referral & Improvement RB (U.S. Health Corporation of Columbus Project) Series 1996A DN (Morgan Guaranty Trust LOC) (VMIG-1)
1.35%(b)	05/07/03	$5,245	$5,245,000
Hamilton County Healthcare Facilities RB (Talbert Services Incorporated Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
1.39%(b)	05/07/03	3,985	3,985,000
Lucas County Health Facilities Authority RB (Lutheran Homes Society Project) Series 1996 DN (Banc One LOC) (A-1+)
1.35%(b)	05/07/03	900	900,000
Montgomery County Catholic Health Initiatives RB Series 1997B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	3,650	3,650,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
1.50%(b)	05/07/03	2,600	2,600,000
Ohio GO Highway Capital Improvement Series 1998C MB (AAA, Aa1)
4.50%	05/01/03	2,000	2,000,000
Warren County Healthcare Facilities RB (Otterbein Homes Project) Series 1998B DN (Fifth Third Bank N.A. LOC) (A-1+)
1.60%(b)	05/07/03	1,020	1,020,185
Washington County RB (Hospital Facilities Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.39%(b)	05/07/03	1,500	1,500,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	2,980	2,980,000

			52,211,656

Oklahoma—0.7%
Oklahoma State Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
1.55%(b)	05/07/03	2,830	2,830,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Oklahoma (continued)
Oklahoma State Water Resource Board RB (State Loan Program) Series 1997 MB (A-1+)
1.10%	09/01/03	$6,670	$6,670,000

			9,500,000

Oregon—0.4%
Oregon Health, Housing, Education & Cultural Facility Authority RB (Peacehealth Project) Series 1998 DN (Allied Irish Bank LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	2,300	2,300,000
Umitilla County Hospital Facility Authority RB (Catholic Health Project) Series 1997B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	3,900	3,900,000

			6,200,000

Pennsylvania—4.9%
Cumberland County Municipal Authority Retirement Community RB (Wesley Affiliated Services Project) Series 2002C DN (Toronto Dominion LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	6,100	6,100,000
Eastern Pennsylvania Industrial & Commercial Development Authority IDRB (Electronic Data System Project) Series 1993 DN (Wachovia Bank LOC)
1.40%(b)	05/07/03	5,900	5,900,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance) (A-1+)
1.45%(b)	05/07/03	1,070	1,070,000
Lancaster County Hospital Authority RB (Willow Valley Retirement Project) Series 2002A DN (National Westminster LOC) (A-1)
1.45%(b)	05/07/03	21,000	21,000,000
New Garden General Municipal Authority RB Series 1999 DN (AMBAC Insurance, Bank of Nova Scotia LOC) (A-1)
1.40%(b)	05/07/03	19,300	19,300,000

See accompanying notes to financial statements.

19

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike RB Series 2002A-1 DN (West Deutsche Landesbank SBPA) (A-1+, VMIG-1)
1.35%(b)	05/07/03	$2,400	$2,400,000
Pennsylvania State Turnpike RB Series 2002A-3 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	900	900,000
Southeastern Pennsylvania Transportation Authority RB (Bear Stearns Municipal Trust Certificates) Series 2001-9016 DN (FGIC Insurance) (A-1)
1.43%(b)	05/07/03	11,575	11,575,000

			68,245,000

Puerto Rico—0.6%
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (VMIG-1)
1.70%	10/22/03	7,900	7,900,000

South Carolina—1.3%
Columbia Waterworks & Sewer System (Salomon Smith Barney Trust Receipts) ROC II Series 1999-214 DN (Salomon Smith Barney Liquidity Facility) (VMIG-1)
1.44%(b)	05/07/03	7,495	7,495,000
South Carolina Transitional Infrastructure RB Series 2002A DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.46%(b)	05/07/03	10,475	10,475,000

			17,970,000

Tennessee—3.1%
City of Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)
1.45%(b)	05/07/03	12,400	12,400,000
Cleveland IDRB (YMCA Chattan Project) Series 1999 DN (Suntrust Bank LOC)
1.35%(b)	05/07/03	2,400	2,400,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) DN (Suntrust Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	$2,300	$2,300,000
Knox County GO Series 1997 MB (AA, Aa2)
5.00%	02/01/04	1,000	1,038,831
Memphis General Improvement RB Series 1995A DN (Westdeutsche Landesbank Giroentrale LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	500	500,000
Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	400	400,000
Metropolitan Government Nashville & Davidson County Health & Education Board RB (Belmont University Project) Series 1997 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	3,300	3,300,000
Metropolitan Government Nashville & Davidson County Health & Education Board RB (Harpeth Hall School Project) DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	370	370,000
Metropolitan Government Nashville & Davidson County IDRB (University School Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	4,000	4,000,000
Metropolitan Nashville Airport Authority Airport Improvement RB Series 1995 MB (FGIC Insurance) (AAA, Aaa)
5.00%	07/01/03	1,000	1,005,445
Shelby County Health Educational & Housing Authority RB Series 1994 DN (Credit Suisse LOC) (A-1+)
1.38%(b)	05/07/03	5,000	5,000,000
Sumner County GO (Capital Outlay NTS Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	10,000	10,000,000

See accompanying notes to financial statements.

20

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	$1,000	$1,000,000

			43,714,276

Texas—6.6%
Austin Water & Wastewater System RB (Wachovia Merlot Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	2,490	2,490,000
Collin County Housing Finance Corporation Multifamily RB (Merrill Lynch P-Float Receipts) Series 1999 Pt-1160 DN (Merrill Lynch & Co. SBPA) (A-1C+)
1.50%(b)	05/07/03	4,400	4,400,000
Dallas GO Equipment Acquisition Contractual Obligations Series 2000 MB (AAA, Aaa)
5.25%	08/15/03	3,500	3,535,654
Eagle Mountain & Saginaw Independant School District GO (Municipal Securities Trust Receipts) Series 2003 SGA-141 DN (PSF Guaranty) (A-1+)
1.43%(b)	05/07/03	4,000	4,000,000
Grapevine-Colleyville Independent School District GO Series 1998 MB (AAA, Aaa)
4.75%	08/15/03	1,000	1,010,329
Harris County Texas RB (Salomon Smith Barney Trust Receipts) Series 2002-ROC II-1029 DN (FSA Insurance) (A-1+)
1.44%(b)	05/07/03	700	700,000
Houston Community College RB Series 2002 DN (MBIA Insurance) (A-1+)
1.42%(b)	05/07/03	5,930	5,930,000
Jefferson County Health Facility Development Corporation RB (First Union Merlots Trust Receipts) Series 2001A-83 MB (First Union Bank LOC) (A-1C+)
1.55%	11/17/03	3,995	3,995,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Lower Colorado Texas River Authority RB (First Union Trust Receipts) Series 2000 DN (FSA Insurance) (VMIG-1)
1.46%(b)	05/07/03	$2,000	$2,000,000
Red River Educational Development Authority RB (Bear Stearns Trust Receipts) Series 2000 DN (Societe Generale LOC) (A-1C+)
1.43%(b)	05/07/03	3,570	3,570,000
Southeast Texas Housing Finance Corporation RB (First Union Merlots Trust Receipts) Series 2001A MB (Federal National Mortgage Association Guaranty) (A-1+)
1.55%	11/17/03	5,150	5,150,000
Texas GO Series 2002 TRAN (SP-1+, MIG-1)
2.75%	08/29/03	29,000	29,156,153
Texas State Housing Agency Multifamily RB Series 2001 DN (A-1+)
1.43%(b)	05/07/03	2,350	2,350,000
Texas Technology University RB (Bear Stearns Trust Receipts) Series 2002A DN (MBIA Insurance) (A-1)
1.48%(b)	05/07/03	13,630	13,630,000
University of Texas RB (Wachovia Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank SBPA)
1.44%(b)	05/07/03	4,660	4,660,000
University of Texas RB Series 1996B MB (AAA, Aaa)
6.00%	08/15/03	4,415	4,478,450

			91,055,586

Vermont—1.1%
Vermont Series 2003A RAN (SP-1+, MIG-1)
2.50%	06/17/03	15,000	15,021,968

Virginia—0.5%
Commonwealth of Virginia Transportation Authority RB (Citibank Eagle Trust Receipts) Series 1999B DN (Citibank LOC) (A-1+)
1.44%(b)	05/07/03	1,000	1,000,000
Fairfax County IDRB (Fairfax Hospital System Project) Series 1988B DN (Inova Health System Liquidity) (A-1+, VMIG-1)
1.21%(b)	05/07/03	200	200,000

See accompanying notes to financial statements.

21

MuniFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Virginia (continued)
Virginia GO Series 1994 MB (Aaa)
6.50%	06/01/03	$5,050	$5,172,484

			6,372,484

Washington—1.9%
King County GO (ABN AMRO Munitops Trust Certificates) Series 2001-1 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	2,500	2,500,000
Seattle GO (Bear Stearns Municipal Trust Receipts) Series 2003 DN SGA-142N
1.43%(b)	05/07/03	4,000	4,000,000
Seattle Municipal Light & Power RB (First Union Merlots Trust Receipts) Series 2001A-56 DN (First Union Bank LOC) (VMIG-1)
1.46%(b)	05/07/03	7,465	7,465,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
1.47%(b)	05/07/03	5,170	5,170,000
Washington GO (Wachovia Merlots Trust Receipts) Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	7,380	7,380,000

			26,515,000

Wisconsin—2.2%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Banc One LOC) (VMIG-1)
1.45%(b)	05/07/03	6,600	6,600,000
Southeast Wisconsin Professional Baseball Park District Sales Tax RB (First Union Merlot Trust Receipts) Series 2000Y DN (MBIA Insurance) (VMIG-1)
1.46%(b)	05/07/03	3,000	3,000,000
Wisconsin State Health & Educational Facilities Authority RB (Edgewood College Project) Series 1997 DN (Banc One LOC)
1.50%(b)	05/07/03	6,945	6,945,000
Wisconsin State Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
1.40%(b)	05/07/03	2,450	2,450,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
1.40%(b)	05/07/03	$11,600	$11,600,000

			30,595,000

Wyoming—0.7%
Lincoln County PCRB (Exxon Corporation Project) Series 1984B DN (A-1+)
1.11%(b)	05/01/03	9,300	9,300,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,387,249,475(a))	99.9%	1,387,249,475
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%	1,055,239

NET ASSETS (Equivalent to $1.00 per share based on 1,321,700,215 Institutional Shares, 34,717,350 Dollar Shares, 12,112,162 Cash Management Shares, 8,634,856 Cash Reserve Shares, 5,205,652 Administration Shares and 5,950,085 Bear Stearns Shares outstanding)	100.0%	$1,388,304,714

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($1,388,304,714 ÷ 1,388,320,320)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

See accompanying notes to financial statements.

22

MuniFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

MuniFund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	$1,074,654,185	77.6%
31-60 Days	82,060,000	5.9
61-90 Days	35,500,000	2.6
91-120 Days	43,425,000	3.1
121-150 Days	41,670,000	3.0
Over 150 Days	108,745,000	7.8

Average Weighted Maturity—37 days

See accompanying notes to financial statements.

23

BlackRock Provident Institutional Funds

California Money Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS—99.7%
California—94.5%
ABAG Finance Authority for Non-Profit Corporations RB Series 2003A DN (Societe Generale LOC) (A-1+)
1.40%(b)	05/07/03	$1,845	$1,845,000
ABAG Finance Authority RB (Blood Centers of Pacific Project) Series 2002A DN (Wells Fargo Bank N.A. LOC) (A-1+)
1.30%(b)	05/01/03	6,220	6,220,000
Alameda-Contra Costa Schools Finance Authority Certificates of Participation RB (Captial Improvements Financing Project) Series 1997F DN (Kredietbank LOC) (A-1+)
1.55%(b)	05/07/03	1,000	1,000,000
Alvord Unified School District Certificates of Participation RB (Food Services Bridge Funding Program Project) Series 2003 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.05%(b)	12/01/03	3,000	3,000,000
California Communities Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation) Series 2001A DN (Societe Generale LOC) (A-1+)
1.40%(b)	05/07/03	4,000	4,000,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (Allied Irish Bank SBPA) (VMIG-1)
1.45%(b)	05/07/03	3,845	3,845,000
California Educational Facilities Authority RB (Santa Clara University Project) Series 2002B DN (MBIA Insurance, Allied Irish Bank SBPA) (VMIG-1)
1.40%(b)	05/07/03	2,000	2,000,000
California GO (Wachovia Merlots Trust Receipts) Series 2002A-47 DN (MBIA Insurance, Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	3,420	3,420,000
California GO Series 2003 DN (AMBAC Insurance SBPA) (Aaa, AAA, VMIG-1, F1+)
1.45%(b)	05/07/03	6,000	6,000,000
California GO Series 2003 DN (MBIA Insurance, BNP Paribas Liquidity Facility) (AAA, F1+)
1.42%(b)	05/07/03	16,625	16,625,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California GO Series 2003C-1 2003 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1, VMIG-1, F1+)
1.35%(b)	05/07/03	$3,000	$3,000,000
California Health Facilities Finance Authority RB (Catholic Healthcare West Project) Series 1988B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
1.40%(b)	05/07/03	2,500	2,500,000
California Health Facilities Finance Authority RB (Catholic Healthcare West Project) Series 1988C DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
1.40%(b)	05/07/03	2,000	2,000,000
California Health Facilities Finance Authority RB (Scripps Memorial Hospital Project) Series 1985B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
1.30%(b)	05/07/03	3,700	3,700,000
California Health Facilities Finance Authority RB Series 591 DN (Morgan Stanley Group LOC) (A-1+)
1.41%(b)	05/07/03	10,000	10,000,000
California Housing Finance Agency RB Series 1999P DN (Commerzbank & Calsters SBPA) (A-2, VMIG-1)
1.35%(b)	05/07/03	5,500	5,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase LOC) (A-1+, VMIG-1)
1.32%(b)	05/07/03	2,500	2,500,000
California Infrastructure Financing TECP (J. Paul Getty Trust Guaranty) (A-1+, P-1)
1.00%	07/11/03	5,000	5,000,000
California State Department Water Reserve Power Supply RB Series 2002C-11 DN (Kredietbank LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	15,400	15,400,000

See accompanying notes to financial statements.

24

California Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California State Department Water Reserve Power Supply RB Series 2002C-12 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1, F1+)
1.35%(b)	05/07/03	$5,000	$5,000,000
California State Trust Receipts RB Series 1985 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, MIG-1)
1.43%(b)	05/07/03	9,165	9,165,000
California Statewide Community Development Authority RB (Biola University Project) Series 2002B DN (Banque Nationale de Paris LOC) (VMIG-1)
1.35%(b)	05/07/03	3,100	3,100,000
Central Valley Finance Authority RB (Carson Ice General Project) Series 1993 MB (AAA)
6.10%	07/01/03	2,100	2,158,174
City of Sacramento University School District GO (ABN AMRO Munitops Trust Certificates) Series 2002-9 MB (ABN AMRO Bank SBPA, MBIA Insurance) (VMIG-1)
1.65%	10/07/03	14,485	14,485,000
Desert Sands Unified School District GO Series 2002 BAN (SP-1+, MIG-1)
3.00%	07/01/03	5,000	5,010,842
East Bay Municipal Utilities District Wastewater System RB Series 2003B DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.35%(b)	05/07/03	2,700	2,700,000
Foothill-De Anza Community College GO Series 2000Y DN (First Union National Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	8,175	8,175,000
Fresno Multifamily Housing Authority RB (Heron Pointe Apartment Project) Series 2001 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.32%(b)	05/07/03	9,345	9,345,000
Fresno Unified School District GO Series 2002 TRAN (SP-1+)
2.50%	08/27/03	2,000	2,007,527

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Glendale Hospital RB Series 2002-590 DN (Morgan Stanley Group LOC) (A-1+)
1.41%(b)	05/07/03	$9,400	$9,400,000
Irvine Improvement Bonds (Assessment District Number 87-8 Project) Special Assessment Limited Obligations Series 1999 DN (Kredietbank N.V. LOC) (A-1, VMIG-1)
1.35%(b)	05/01/03	2,200	2,200,000
Irvine Improvement Bonds (Assessment District Number 89-10 Project) Special Assessment Limited Obligations DN (National Westminster LOC) (VMIG-1, F1)
1.40%(b)	05/01/03	1,655	1,655,000
Irvine Improvement Bonds (Assessment District Number 97-17 Project) Special Assessment Limited Obligations Series 1990 DN (Bayerische Landesbank Girozentrale LOC) (VMIG-1)
1.40%(b)	05/01/03	24,184	24,184,000
Irvine Ranch GO Water District Consolidated RB Series 1993B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.30%(b)	05/01/03	200	200,000
Kern High School District GO Series 2002 TRAN (SP-1+)
2.25%	09/18/03	5,000	5,017,211
Long Beach Unified School District Certificates of Participation (Capital Improvements Refinancing Project) Series 2001 DN (Kredietbank LOC) (VMIG-1)
1.35%(b)	05/07/03	9,400	9,400,000
Los Angeles County Public Works Finance Authority Lease RB Series 2000J DN (AMBAC Insurance, First Union Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Los Angeles County Water & Power RB (Power System Project) Series 2002A-4 DN (Bayerische Landesbank, BNP Paribas, Dexia, J.P. Morgan Chase, Westdeutsche Landesbank SBPA) (A-1+, VMIG-1, F1+)
1.35%(b)	05/07/03	5,500	5,500,000

See accompanying notes to financial statements.

25

California Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles County Water & Power RB (Power System Project) Series 2002A-8 DN (Bayerische Landesbank, BNP Paribas, Dexia, J.P. Morgan Chase, Westdeutsche Landesbank SBPA) (A-1+, VMIG-1)
1.40%(b)	05/07/03	$25,400	$25,400,000
Los Angeles County Water & Power RB (ZCM Matched Funding Guaranty Agreement) Series 2001 ZTC-17 DN (FSA Insurance) (VMIG-1)
1.44%(b)	05/07/03	9,900	9,900,000
Los Angeles Department Water & Power Waterworks RB Series 2003B MB (MBIA Insurance) (AAA, Aaa, AAA)
2.00%	07/01/03	11,965	11,983,964
Los Angeles Unified School District Certificates of Participation RB (Belmont Learning Complex Project) Series 1997A DN (Commerzbank LOC) (A-2, VMIG-1, F-2)
1.70%(b)	05/07/03	4,000	4,000,000
Los Angeles Unified School District GO Series 1997E DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Los Angeles Unified School District GO Series 2002A TRAN (SP-1+, MIG-1)
2.50%	07/01/03	5,000	5,006,819
Los Angeles Unified School District GO Series 2002C TRAN (SP-1+, MIG-1)
3.25%	07/01/03	5,000	5,013,069
Los Angeles Waste & Water Systems Certificates RB Series 2002A DN (FGIC Insurance, Bank of America Liquidity Agreement) (A-1+)
1.39%(b)	05/07/03	5,000	5,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2000B-1 DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1, F-1+)
1.35%(b)	05/01/03	2,400	2,400,000
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 DN (Lloyds TSB Bank SBPA) (A-1+, VMIG-1, F1+)
1.20%(b)	05/01/03	2,300	2,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 1999A DN (A-1+, VMIG-1)
1.34%(b)	05/07/03	$11,500	$11,500,000
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 1999C DN (A-1+, VMIG-1)
1.34%(b)	05/07/03	3,500	3,500,000
Oakland Joint Power Finance Authority Lease RB Series 1998A-1 DN (Commerzbank LOC) (A-2, VMIG-1, F-2)
1.60%(b)	05/07/03	4,400	4,400,000
Oakland Unified School District of Alameda County GO (Bear Stearns Trust Certificates) Series 2002A-9035 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
1.48%(b)	05/07/03	11,095	11,095,000
Orange County Sanitation District Certificates of Participation Series 2000B DN (Dexia Public Finance Bank SBPA) (A-1+, VMIG-1, F1+)
1.35%(b)	05/01/03	6,015	6,015,000
Oxnard School District GO Series 2002 TRAN
3.00%	07/24/03	5,700	5,719,639
Pacific Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation) Series 2001A DN (Societe Generale LOC) (A-1+)
1.40%(b)	05/07/03	4,000	4,000,000
Pasadena Certificates of Participation RB (City Hall & Park Improvement Projects) Series 2003 DN (AMBAC Insurance, Calster SBPA, State Street Bank LOC) (AAA, VMIG-1)
1.35%(b)	05/07/03	5,000	5,000,000
Riverside County Certificates of Participation GO (Riverside County Public Facilities Project) Series 1985 DN (Commerzbank LOC) (A-2, VMIG-1)
1.60%(b)	05/07/03	7,000	7,000,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank LOC) (A-1+)
1.39%(b)	05/07/03	3,975	3,975,000

See accompanying notes to financial statements.

26

California Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, First Union National Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	$11,155	$11,155,000
San Bernardino County Certificates of Participation (County Central Refunding Project) Series 1996 DN (Commerzbank LOC) (A-2, VMIG-1)
1.50%(b)	05/07/03	5,000	5,000,000
San Diego County & School District Series 2002A TRAN (SP-1+, MIG-1)
3.00%	06/30/03	4,000	4,008,730
San Diego Multifamily Housing RB (Lusk Mira Mesa Apartments Project) Series 1985E DN (Federal Home Loan Bank, Merrill Lynch Capital Services SBPA) (A-1+)
1.40%(b)	05/07/03	1,200	1,199,944
San Diego Multifamily Housing RB (University Town Center Apartments Project) Series 1993 DN (Bank America LOC) (A-1, VMIG-1)
1.40%(b)	05/07/03	4,000	4,000,000
San Francisco City & County International Airport RB Series 2003-29B DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	5,115	5,115,000
San Francisco City & County Public Utilities RB (Commission For Clean Water Project) Series 2003A DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	3,190	3,190,000
San Jose Evergreen Community College District RB Series 2002J DN (MBIA Insurance, Bank of New York SBPA) (VMIG-1)
1.41%(b)	05/07/03	8,290	8,290,000
San Jose Multifamily Housing RB (Fairway Glen Project) Series 1985A DN (FGIC Insurance) (A-1+, VMIG-1)
1.40%(b)	05/07/03	3,000	3,000,000
San Jose Multifamily Housing RB (Timberwood Apartments Project) Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)
1.40%(b)	05/07/03	3,135	3,135,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
San Juan Modesto Santa Clara Redding Public Power Agency RB (San Juan Project) Subordinate Lien Series 1997E DN (MBIA Insurance, National Westminster LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	$1,500	$1,500,000
Santa Barbara County Series 2002A TRAN (SP-1+)
3.00%	07/25/03	2,000	2,006,787
Southern California Public Power Authority RB (San Juan Power Project) Series 2020 MB (FSA Insurance, Wachovia Bank LOC) (VMIG-1)
1.35%	11/24/03	4,995	4,995,000
Tahoe Forest Hospital District RB Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
1.35%(b)	05/01/03	8,000	8,000,000
Ventura County GO Series 2002 TRAN (SP-1+, MIG-1)
3.00%	07/01/03	6,400	6,414,093
Vernon Electric Systems RB (Malburg Project) Series 2003A DN (J.P. Morgan Chase Bank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	1,000	1,000,000
Vernon Electric Systems RB (Malburg Project) Series 2003B DN (Bank of America LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	1,000	1,000,000
Vista Unified School District GO (Bear Stearns Trust Certificates) Series 2002A-9041 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
1.48%(b)	05/07/03	10,700	10,700,000

			443,175,799

Puerto Rico—5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	800	800,000

See accompanying notes to financial statements.

27

California Money Fund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (VMIG-1, F1+)
1.70%	10/22/03	$7,500	$7,500,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds Series 2000A DN (Toronto Dominion LOC) (AAA, A-1)
1.40%(b)	05/07/03	6,100	6,100,000
Commonwealth of Puerto Rico Public Improvement GO Series 2001 DN (Toronto Dominion LOC) (A-1+)
1.40%(b)	05/07/03	3,845	3,845,000
Commonwealth of Puerto Rico Public Improvement GO Series 2002A DN (FGIC Insurance, Salomon Smith Barney Liquidity Facility) (VMIG-1)
1.36%(b)	05/07/03	3,205	3,205,000
Puerto Rico Electric Power Authority RB (Goldman Sachs Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
1.40%(b)	05/07/03	3,000	3,000,000

			24,450,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $467,625,799(a))	99.7%	467,625,799
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%	1,374,503

NET ASSETS (Equivalent to $1.00 per share based on 451,263,895 Institutional Shares, 15,179,904 Dollar Shares, and 2,730,895 Bear Stearns Shares outstanding	100.0%	$469,000,302

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($469,000,302 ÷ 469,174,694)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

California Money Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	$378,299,000	80.9%
61-90 Days	52,165,000	11.2
91-120 Days	2,000,000	0.4
121-150 Days	5,000,000	1.1
Over 150 Days	29,980,000	6.4

Average Weighted Maturity—26 days

See accompanying notes to financial statements.

28

BlackRock Provident Institutional Funds

New York Money Fund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS—99.7%
New York—95.9%
Albany GO Series 2002 BAN
2.50%	08/01/03	$3,000	$3,006,695
Arlington Central School District GO Series 2002 BAN
1.76%	11/04/03	2,000	2,002,808
Baldwin Unified Free School District Series 2002-03 TAN
2.50%	06/26/03	1,000	1,001,417
Baldwin Unified Free School District Series 2003 TAN
2.25%	06/26/03	1,300	1,301,276
Beacon GO Series 2002 BAN
2.00%	12/26/03	6,145	6,176,787
Buffalo Municipal Water Finance Authority Water Systems RB Series 1992 MB (FSA Insurance) (AAA, Aaa)
5.75%	07/01/03	3,385	3,479,236
City of New York Cultural Resources RB (Morgan Stanley Trust Receipts) Series 2001-596 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	3,380	3,380,000
City of New York GO Series 1992D DN (Canadian Imperial Bank LOC) (A-1+, VMIG-1)
1.20%(b)	05/07/03	7,600	7,600,000
City of New York GO Series 1992D DN (FGIC Insurance) (A-1+, VMIG-1)
1.30%(b)	05/07/03	9,000	9,000,000
City of New York GO Series 1994B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	9,555	9,555,000
City of New York GO Series 1995F-3 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	1,700	1,700,000
City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	4,600	4,600,000
City of New York GO Series 1995F-6 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,000	3,000,000

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York GO Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility) (A-1+)
1.38%(b)	05/07/03	$8,860	$8,860,000
City of New York Housing Development Corporation Mulitfamily Rental Housing RB (Columbus Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	4,370	4,370,000
City of New York Housing Development Corporation Multifamily Rental Housing RB (Carnegie Park Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	6,350	6,350,000
City of New York Housing Development Corporation Multifamily Rental Housing RB (Parkgate Development Project) Series 1998A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.32%(b)	05/07/03	1,000	1,000,000
City of New York Industrial Development Agency RB (M & T Bank Corp. LOC) Series 2002 DN (VMIG-1)
1.45%(b)	05/07/03	2,000	2,000,000
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000DDD DN (First Union Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	7,980	7,980,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2000C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.26%(b)	05/01/03	4,900	4,900,000
City of New York Municipal Water Finance Authority RB Series 2003A MB (AA, Aa2)
3.00%	06/15/03	5,000	5,008,822
City of New York Saratoga Springs School District GO Series 2002 TAN
2.25%	06/30/03	4,000	4,005,462

See accompanying notes to financial statements.

29

New York Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2000 DN (Citibank LOC) (A-1+)
1.39%(b)	05/07/03	$9,900	$9,900,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2001 DN (Citibank LOC) (A-1+)
1.39%(b)	05/07/03	3,300	3,300,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) DN (Citibank LOC) (VMIG-1)
1.39%(b)	05/07/03	8,000	8,000,000
City of New York Transitional Finance Authority Financing RB (Future Tax Secured Bonds) Series 1998A-2 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	5,100	5,100,000
City of New York Transitional Finance Authority Financing RB Series 2003-2 BAN (MIG-1)
2.00%	02/19/04	16,000	16,118,760
City of New York Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank LOC) (A-1+, VMIG-1)
1.32%(b)	05/07/03	2,400	2,400,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, First Union National Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	3,000	3,000,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-65 DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.42%(b)	05/07/03	3,535	3,535,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2003 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	8,095	8,095,000

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.35%(b)	05/07/03	$1,530	$1,530,000
Dormitory Authority of the State of New York RB (Metropolitan Museum of Art Project) Series 1993B DN (SP-1+, VMIG-1)
1.30%(b)	05/01/03	2,390	2,390,000
Dormitory Authority of the State of New York RB (Morgan Stanley Trust Receipts) Series 2001-651 DN (MBIA Insurance, Morgan Stanley Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	8,500	8,500,000
Dormitory Authority of the State of New York RB (Rockefeller University Project) Series 1998A DN (A-1+, VMIG-1)
1.30%(b)	05/07/03	2,635	2,635,000
Dormitory Authority of the State of New York RB (State University Educational Facilities Project) Series 1993B MB (FGIC Insurance) (AAA, Aaa)
5.20%	05/15/03	275	275,398
Dormitory Authority of the State of New York RB Series 2001D DN (MBIA Insurance) (A-1+)
1.39%(b)	05/07/03	1,900	1,900,000
Erie County GO Series 2002 MB (Kredietbank LOC) (Aaa)
5.25%	07/01/03	1,000	1,006,347
Erie County GO Series 2002 RAN
2.50%	09/17/03	4,000	4,016,069
Fayetteville-Manlius Central School District GO Series 2002 MB (FGIC Insurance) (Aaa)
2.00%	06/15/03	500	500,121
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (Key Bank N.A. LOC)
1.45%(b)	05/07/03	3,660	3,660,000
Glens Falls City School District Series 2002 BAN
2.25%	07/17/03	3,200	3,204,246

See accompanying notes to financial statements.

30

New York Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Hempstead BAN Series 2003A MB
2.00%	02/06/04	$3,000	$3,019,401
Holley Central School District GO Series 2002 MB (FGIC Insurance) (AAA)
2.00%	06/15/03	300	300,190
Honeoye Central School District GO Series 2002 MB (FGIC Insurance) (AAA)
2.38%	06/15/03	350	350,287
Jay Street Development Corporation Courts Facilities RB (Jay Street Project) Series 2001A-1 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	10,000	10,000,000
Lewiston-Porter Central School District GO Series 2002 BAN
2.50%	06/18/03	3,000	3,002,710
Livonia Central School District GO Series 2002 MB (FGIC Insurance) (AAA)
3.00%	06/01/03	300	300,322
Long Island Power Authority Electrical System Subordinated RB Series 1998A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.35%(b)	05/07/03	3,900	3,900,000
Long Island Power Authority Electrical Systems RB Series 1998 MB
5.00%	04/01/04	1,000	1,035,636
Long Island Power Authority Electrical Systems RB Series 1999R-513 MB (FSA Insurance, Merrill Lynch Capital Services Liquidity Facility) (A-1)
1.60%	07/03/03	5,000	5,000,000
Long Island Power Authority GO TECP (Bayerische Landesbank Girozentrale LOC) (A-1+, P-1)
1.05%	05/07/03	5,100	5,100,000
Long Island Power Authority RB (Electric System Subordinated Project) Series 1998B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.40%(b)	05/07/03	4,800	4,800,000
Metropolitan Transportation Authority RB (Piper Jaffray Trust Certificates) Series 2002F DN (Bank of New York LOC) (VMIG-1)
1.41%(b)	05/07/03	5,685	5,684,500

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority RB (Transportation Facilities Project) Series 1993M MB (AAA, Aaa)
5.00%	07/01/03	$500	$503,080
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2000F DN (First Union Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	5,000	5,000,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-43 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.42%(b)	05/07/03	2,500	2,500,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-52 DN (Wachovia Bank LOC) (VMIG-1)
1.42%(b)	05/07/03	8,455	8,455,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2003B-25 DN (FGIC Insurance, Wachovia Bank Liquidity Facility)
1.42%(b)	05/07/03	5,000	5,000,000
Monroe County Industrial Development Agency RB Series 2002A DN (M & T Bank Corp. LOC) (VMIG-1)
1.45%(b)	05/07/03	2,500	2,500,000
Municipal Assistance Corporation RB Series 1997I MB (AA+, Aa1)
5.25%	07/01/03	150	150,917
Nassau County Intermediate Finance Authority Series 2002B-1 BAN (SP-1+, MIG-1)
2.25%	05/22/03	6,000	6,004,083
New York City GO Series 1994H-4 DN (AMBAC Insurance) (A-1, VMIG-1)
1.35%(b)	05/01/03	1,730	1,730,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (M & T Bank Corp. LOC)
1.40%(b)	05/07/03	1,600	1,600,000
New York GO (Morgan Stanley Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
1.39%(b)	05/07/03	3,500	3,500,000

See accompanying notes to financial statements.

31

New York Money Fund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York GO Series 2000B MB (Dexia Credit Local de France LOC) (VMIG-1)
1.50%	08/07/03	$3,400	$3,400,000
New York Housing Finance Agency Service Contract Obligation RB Series 1997A DN (Commerzbank LOC) (A-2, VMIG-1)
1.70%(b)	05/07/03	18,070	18,070,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	15,000	15,000,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994D-2 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
1.35%(b)	05/01/03	10,000	10,000,000
New York State Envionmental Facilities RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) ROC II Series 2003R-4001 DN
1.27%(b)	05/07/03	1,600	1,600,000

New York State Environmental Facilities Corporation RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) ROC II Series 2003R-2014 DN (Salomon Smith Barney Liquidity Facility)

1.39%(b)	05/07/03	2,715	2,715,000
New York State Housing Finance Agency (Liberty View Apartments Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.35%(b)	05/07/03	4,250	4,250,000
New York State Housing Finance Agency RB (10 Liberty Street Project) Series 2003 DN (Fleet Bank LOC) (VMIG-1)
1.35%(b)	05/07/03	10,000	10,000,000
New York State Medical Care Facilities Authority RB Series 1994 DN (Federal Home Loan Bank & Merrill Lynch SBPA) (A-1+)
1.36%(b)	05/07/03	3,795	3,795,000

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Thruway Series 2003 MB (Landesbank Hessen Thuringen Girozentrale LOC)
1.05%	07/15/03	$2,000	$2,000,000
Orange County New York IDA Civic Facilities RB (Horton Medical Center Project) Series 2002A DN (Fleet National Bank NA LOC) (A-1, VMIG-1)
1.35%(b)	05/07/03	5,000	5,000,000
Oyster Bay GO Series 2003 MB
2.00%	01/23/04	10,000	10,052,666
Port Authority of New York & New Jersey RB (ABN AMRO Munitops Trust Certificates) Series 2000-19 DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1, F1+)
1.36%(b)	05/07/03	6,670	6,670,000
Port Authority of New York & New Jersey RB (Construction Notes Project) Series 2003UU MB
2.00%	10/15/03	7,000	7,030,988
Poughkeepsie Series 2002A BAN
2.50%	05/16/03	5,840	5,841,685
Rensselaer County IDA Civic Facilities RB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
1.45%(b)	05/07/03	3,000	3,000,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.46%(b)	05/07/03	2,795	2,795,000
Sachem Central School District (Holbrook Project) Series 2002 BAN (MIG-1)
2.38%	07/23/03	5,000	5,009,801
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN AMRO Bank SBPA) (VMIG-1)
1.43%(b)	05/07/03	4,240	4,240,000
Triborough Bridge & Tunnel Authority RB (Merrill Lynch Trust Receipts) Series PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.40%(b)	05/07/03	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB Series 2003A DN (FGIC Insurance)
1.30%(b)	05/01/03	6,000	6,000,000

See accompanying notes to financial statements.

32

New York Money Fund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity	Par (000)	Value
MUNICIPAL BONDS (continued)
New York (continued)
Trumansburg Central School District Series 2002B GO MB (FGIC Insurance) (AAA)
2.00%	06/15/03	$1,290	$1,290,501
United Nations Development Corporation of New York RB Series 1992A MB (Aaa)
6.00%	07/01/03	1,800	1,849,503

			403,389,714

Puerto Rico—3.8%
Commonwealth of Puerto Rico Government Development Bank RB Series 1985 DN (Credit Suisse LOC) (A-1+, VMIG-1)
1.15%(b)	05/07/03	600	600,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB (First Union Merlot Trust Receipts) Series 2000B DN (MBIA Insurance, First Union Naitonal Bank SBPA) (AAA, VMIG-1)
1.41%(b)	05/07/03	2,725	2,725,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.39%(b)	05/07/03	7,700	7,700,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (VMIG-1)
1.70%	10/22/03	5,000	5,000,000

			16,025,000

		Value
TOTAL INVESTMENTS IN SECURITIES (Cost $419,414,714(a))	99.7%	$419,414,714
OTHER ASSETS IN EXCESS LIABILITIES	0.3%	1,322,338

NET ASSETS (Equivalent to $1.00 per share based on 399,320,713 Institutional Shares, 5,754,295 Dollar Shares and 15,668,781 Bear Stearns Shares outstanding)	100.0%	$420,737,052

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($420,737,052 ÷ 420,743,789)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

New York Money Fund Portfolio

Maturity Information

April 30, 2003

Maturity	Par	Percentage
1-30 Days	319,284,500	76.2%
31-60 Days	13,040,000	3.1
61-90 Days	26,035,000	6.2
91-120 Days	6,400,000	1.5
121-150 Days	4,000,000	1.0
Over 150 Days	50,145,000	12.0

Average Weighted Maturity—44 days

See accompanying notes to financial statements.

33

Key to Investment Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
DN	Demand Note (Variable Rate)
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MB	Municipal Bond
PCRB	Pollution Control Revenue Bond
PN	Promissory Notes
PLC	Public Limited Company
RB	Revenue Bond
RAN	Revenue Anticipation Note
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2003.

34

BlackRock Provident Institutional Funds

Statements of Operations

For the Six Months Ended April 30, 2003

(Unaudited)

	TEMPFUND PORTFOLIO	FEDFUND PORTFOLIO	MUNIFUND PORTFOLIO	CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO
Investment Income:

Interest income	$219,717,549	$22,692,539	$9,136,832	$3,081,225	$2,720,643

Expenses:

Invesment advisory fee	12,105,150	1,758,730	1,216,078	496,222	434,853

Administration fee	15,699,138	2,329,766	1,216,078	434,194	380,497

Custodian fee	1,284,155	193,576	116,019	56,681	50,627

Transfer agent fee	192,076	29,321	15,374	5,394	3,892

Service Organization fees—Dollar Shares	5,296,621	701,793	76,110	23,878	6,797

Service Organization fees—Cash Management Shares	135,338	—	19,034	—	—

Service Organization fees—Cash Reserve Shares	129,342	4,551	25,147	—	—

Service Organization fees—Bear Stearns Shares	93,731	8,716	12,233	4,559	33,211

Service fees—Administration Shares	108	—	3,764	—	—

Distribution (12b-1) fees—Bear Stearns Shares	69,800	6,779	9,917	3,826	26,807

Legal fees	300,951	28,428	9,942	3,808	3,703

Audit fees	39,290	11,772	1,417	—	—

Printing	51,726	—	1,129	—	—

Registration fees and expenses	56,727	46,130	58,295	9,528	6,809

Trustees’ fees and expenses	57,591	9,035	244	—	—

Other	228,419	26,989	12,686	5,490	2,778

	35,740,163	5,155,586	2,793,467	1,043,580	949,974

Less fees waived	(3,087,782)	(1,265,102)	(1,190,774)	(515,042)	(448,306)

Less custody fees paid indirectly	—	—	(59,595)	(18,743)	(20,659)

Total expenses	32,652,381	3,890,484	1,543,098	509,795	481,009

Net investment income	187,065,168	18,802,055	7,593,734	2,571,430	2,239,634

Net realized gain (loss) from investment transactions	(6,406)	41,224	15,423	(45,926)	7,107

Net increase in net assets resulting from operations	$187,058,762	$18,843,279	$7,609,157	$2,525,504	$2,246,741

See accompanying notes to financial statements.

35

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	TEMPFUND PORTFOLIO		FEDFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)		(UNAUDITED)

Increase (decrease) in net assets:
Operations:

Net investment income	$187,065,168	$590,300,591	$18,802,055	$52,923,645

Net gain (loss) on investments	(6,406)	(468,456)	41,224	12,318

Net increase in net assets resulting from operations	187,058,762	589,832,135	18,843,279	52,935,963

Distributions to shareholders from:

Net investment income:

Institutional Shares	(164,523,373)	(512,350,973)	(15,993,596)	(41,948,733)

Dollar Shares	(21,928,789)	(74,194,813)	(2,792,379)	(10,964,918)

Cash Management Shares	(203,722)	(820,267)	—	—

Cash Reserve Shares	(323,942)	(2,884,045)	(8,092)	—

Administration Shares	(1,252)	(587)	—	—

Bear Stearns Shares	(84,090)	(49,906)	(7,988)	(9,994)

Total distributions from net investment income	(187,065,168)	(590,300,591)	(18,802,055)	(52,923,645)

Short-term gains:

Institutional Shares	—	(576,623)	—	—

Dollar Shares	—	(97,932)	—	—

Cash Management Shares	—	(1,703)	—	—

Cash Reserve Shares	—	(4,685)	—	—

Administration Shares	—	—	—	—

Bear Stearns Shares	—	—	—	—

Total distributions from short-term gains	—	(680,943)	—	—

Total distributions to shareholders	(187,065,168)	(590,981,534)	(18,802,055)	(52,923,645)

Capital share transactions	(602,737,878)	(7,645,083,423)	440,445,986	94,724,717

Total increase (decrease) in net assets	(602,744,284)	(7,646,232,822)	440,487,210	94,737,035

Net assets:

Beginning of period	24,447,485,902	32,093,718,724	2,593,520,280	2,498,783,245

End of period	$23,844,741,618	$24,447,485,902	$3,034,007,490	$2,593,520,280

See accompanying notes to financial statements.

36

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37

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	MUNIFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)

Increase (decrease) in net assets:

Operations:

Net investment income	$7,593,734	$13,706,740

Net gain (loss) on investments	15,423	29,775

Net increase in net assets resulting from operations	7,609,157	13,736,515

Distributions to shareholders from:

Net investment income:

Institutional Shares	(7,230,604)	(12,641,850)

Dollar Shares	(253,281)	(781,782)

Cash Management Shares	(22,566)	(63,933)

Cash Reserve Shares	(41,071)	(107,069)

Administration Shares	(37,748)	(107,784)

Bear Stearns Shares	(8,464)	(4,322)

Total distributions from net investment income	(7,593,734)	(13,706,740)

Capital share transactions	237,511,008	374,069,376

Total increase (decrease) in net assets	237,526,431	374,099,151

Net assets:
Beginning of period	1,150,778,283	776,679,132

End of period	$1,388,304,714	$1,150,778,283

See accompanying notes to financial statements.

38

CALIFORNIA MONEY FUND PORTFOLIO		NEW YORK MONEY FUND PORTFOLIO
SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002	SIX MONTHS ENDED April 30, 2003	YEAR ENDED OCTOBER 31, 2002
(UNAUDITED)		(UNAUDITED)

$2,571,430	$6,965,578	$2,239,634	$5,057,764

(45,926)	63,658	7,107	—

2,525,504	7,029,236	2,246,741	5,057,764

(2,489,636)	(6,826,635)	(2,195,281)	(4,985,458)

(78,767)	(138,180)	(21,981)	(46,498)

—	—	—	—

—	—	—	—

—	—	—	—

(3,027)	(763)	(22,372)	(25,808)

(2,571,430)	(6,965,578)	(2,239,634)	(5,057,764)

(17,624,198)	(83,393,850)	36,940,121	9,905,109

(17,670,124)	(83,330,192)	36,947,228	9,905,109

486,670,426	570,000,618	383,789,824	373,884,715

$469,000,302	$486,670,426	$420,737,052	$383,789,824

39

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

TempFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0063	($0.0063)
10/31/02	1.00	0.0186	(0.0186)
10/31/01	1.00	0.0477	(0.0477)
10/31/00	1.00	0.0611	(0.0611)
10/01/99 through 10/31/99	1.00	0.0045	(0.0045)
09/30/99	1.00	0.0495	(0.0495)
09/30/98	1.00	0.0549	(0.0549)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0051	($0.0051)
10/31/02	1.00	0.0161	(0.0161)
10/31/01	1.00	0.0452	(0.0452)
10/31/00	1.00	0.0586	(0.0586)
10/01/99 through 10/31/99	1.00	0.0043	(0.0043)
09/30/99	1.00	0.0470	(0.0470)
09/30/98	1.00	0.0524	(0.0524)
Cash Management Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0038	($0.0038)
10/31/02	1.00	0.0136	(0.0136)
10/31/01	1.00	0.0427	(0.0427)
10/31/00	1.00	0.0561	(0.0561)
10/01/99 through 10/31/99	1.00	0.0041	(0.0041)
06/14/99[2] through 09/30/99	1.00	0.0135	(0.0135)
Cash Reserve Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0043	($0.0043)
10/31/02	1.00	0.0146	(0.0146)
10/31/01	1.00	0.0437	(0.0437)
05/30/00[2] through 10/31/00	1.00	0.0258	(0.0258)
Administration Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0058	($0.0058)
04/04/02[2] through 10/31/02	1.00	0.0095	(0.0095)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0023	($0.0023)
05/20/02[2] through 10/31/02	1.00	0.0041	(0.0041)

See accompanying notes to financial statements.

40

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.28%[1]		$19,927,156	0.18%[1]		0.18%[1]		0.20%[1]		1.29%[1]
1.00	1.88		19,871,753	0.18		0.18		0.18		1.88
1.00	4.87		26,150,330	0.18		0.18		0.20		4.62
1.00	6.28		15,862,970	0.18		0.18		0.20		6.12
1.00	5.42	[1]	13,884,164	0.18	[1]	0.18	[1]	0.20	[1]	5.31	[1]
1.00	5.06		12,045,566	0.18		0.18		0.22		4.96
1.00	5.63		9,686,491	0.18		0.18		0.23		5.50

$1.00	1.03%[1]		$3,767,814	0.43%[1]		0.43%[1]		0.45%[1]		1.04%[1]
1.00	1.62		4,309,354	0.43		0.43		0.43		1.63
1.00	4.61		5,677,232	0.43		0.43		0.45		4.32
1.00	6.02		815,132	0.43		0.43		0.45		5.94
1.00	5.15	[1]	446,569	0.43	[1]	0.43	[1]	0.45	[1]	5.06	[1]
1.00	4.81		497,178	0.43		0.43		0.47		4.71
1.00	5.38		302,476	0.43		0.43		0.48		5.25

$1.00	0.78%[1]		$56,598	0.68%[1]		0.68%[1]		0.70%[1]		0.77%[1]
1.00	1.37		65,140	0.68		0.68		0.68		1.34
1.00	4.35		58,043	0.68		0.68		0.70		3.93
1.00	5.75		30,242	0.68		0.68		0.70		5.68
1.00	4.92	[1]	14,069	0.68	[1]	0.68	[1]	0.70	[1]	4.81	[1]
1.00	4.60	[1]	13,789	0.68	[1]	0.68	[1]	0.71	[1]	4.57	[1]

$1.00	0.88%[1]		$15,372	0.58%[1]		0.58%[1]		0.60%[1]		0.98%[1]
1.00	1.47		178,398	0.58		0.58		0.58		1.47
1.00	4.46		208,114	0.58		0.58		0.60		4.42
1.00	6.24	[1]	222,325	0.58	[1]	0.58	[1]	0.60	[1]	6.16	[1]

$1.00	1.18%[1]		$307	0.28%[1]		0.28%[1]		0.30%[1]		1.15%[1]
1.00	1.66	[1]	124	0.28	[1]	0.28	[1]	0.29	[1]	1.62	[1]

$1.00	0.46%[1]		$77,494	1.00%[1]		1.00%[1]		1.02%[1]		0.42%[1]
1.00	0.91	[1]	22,717	1.00	[1]	1.00	[1]	1.01	[1]	0.88	[1]

41

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

FedFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0061	($0.0061)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0469	(0.0469)
10/31/00	1.00	0.0594	(0.0594)
10/31/99	1.00	0.0483	(0.0483)
10/31/98	1.00	0.0535	(0.0535)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0049	($0.0049)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0444	(0.0444)
10/31/00	1.00	0.0569	(0.0569)
10/31/99	1.00	0.0458	(0.0458)
10/31/98	1.00	0.0510	(0.0510)
Cash Reserve Shares
04/01/03[2] through 04/30/03[8]	$1.00	$0.0006	($0.0006)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0022	($0.0022)
05/20/02[2] through 10/31/02	1.00	0.0040	(0.0040)

See accompanying notes to financial statements.

42

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.24%[1]	$2,561,021	0.20%[1]	0.20%[1]	0.28%[1]	1.23%[1]
1.00	1.85	1,955,108	0.20	0.20	0.26	1.82
1.00	4.79	1,684,597	0.20	0.20	0.27	4.61
1.00	6.10	1,400,232	0.20	0.20	0.29	6.01
1.00	4.94	742,744	0.20	0.20	0.28	4.81
1.00	5.48	1,116,979	0.20	0.20	0.28	5.35

$1.00	0.99%[1]	$452,850	0.45%[1]	0.45%[1]	0.53%[1]	0.99%[1]
1.00	1.60	635,685	0.45	0.45	0.50	1.61
1.00	4.53	814,186	0.45	0.45	0.52	4.18
1.00	5.84	216,511	0.45	0.45	0.54	6.04
1.00	4.69	34,611	0.45	0.45	0.53	4.56
1.00	5.23	30,459	0.45	0.45	0.53	5.10

$1.00	0.72%[1]	$14,664	0.60%[1]	0.60%[1]	0.68%[1]	0.71%[1]

$1.00	0.44%[1]	$5,473	1.00%[1]	1.00%[1]	1.08%[1]	0.41%[1]
1.00	0.89 [1]	2,728	1.00 [1]	1.00 [1]	1.08 [1]	0.87 [1]

43

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

MuniFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0053	($0.0053)
10/31/02	1.00	0.0142	(0.0142)
10/31/01	1.00	0.0302	(0.0302)
10/31/00	1.00	0.0379	(0.0379)
12/01/98 through 10/31/99	1.00	0.0273	(0.0273)
11/30/98	1.00	0.0327	(0.0327)
11/30/97	1.00	0.0338	(0.0338)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0041	($0.0041)
10/31/02	1.00	0.0117	(0.0117)
10/31/01	1.00	0.0277	(0.0277)
10/31/00	1.00	0.0354	(0.0354)
12/01/98 through 10/31/99	1.00	0.0250	(0.0250)
11/30/98	1.00	0.0302	(0.0302)
11/30/97	1.00	0.0313	(0.0313)
Cash Management Shares[4]
11/01/02 through 04/30/03[8]	$1.00	$0.0023	($0.0023)
10/31/02	1.00	0.0085	(0.0085)
10/31/01	1.00	0.0252	(0.0252)
10/31/00	1.00	0.0329	(0.0329)
06/14/99[2] through 10/31/99	1.00	0.0099	(0.0099)
Cash Reserve Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0033	($0.0033)
10/31/02	1.00	0.0102	(0.0102)
10/31/01	1.00	0.0262	(0.0262)
08/04/00[2] through 10/31/00	1.00	0.0090	(0.0090)
Administration Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0048	($0.0048)
04/18/02[2] through 10/31/02	1.00	0.0069	(0.0069)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0015	($0.0015)
05/20/02[2] through 10/31/02	1.00	0.0024	(0.0024)

See accompanying notes to financial statements.

44

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.08%[1]		$1,321,689	0.20%[1]		0.19%[1]		0.36%[1]		1.06%[1]
1.00	1.43		1,037,163	0.20		0.19		0.37		1.41
1.00	3.06		688,837	0.20		0.19		0.39		3.02
1.00	3.86		605,741	0.20		0.19		0.41		3.79
1.00	3.02	[1]	483,033	0.20	[1]	0.20	[1]	0.41	[1]	2.96	[1]
1.00	3.32		467,760	0.25		0.25		0.41		3.26
1.00	3.43		536,794	0.27		0.27		0.41		3.38

$1.00	0.83%[1]		$34,713	0.45%[1]		0.44%[1]		0.61%[1]		0.83%[1]
1.00	1.18		74,526	0.45		0.44		0.62		1.18
1.00	2.81		70,990	0.45		0.44		0.64		2.66
1.00	3.60		63,619	0.45		0.44		0.66		3.55
1.00	2.77	[1]	56,238	0.45	[1]	0.45	[1]	0.66	[1]	2.71	[1]
1.00	3.07		51,736	0.50		0.50		0.66		3.01
1.00	3.18		67,387	0.52		0.52		0.66		3.13

$1.00	0.58%[1]		$12,113	0.70%[1]		0.69%[1]		0.86%[1]		0.59%[1]
1.00	0.91	[1]	11,197	0.70	[1]	0.69	[1]	0.87	[1]	0.90	[1]
1.00	2.55		4,763	0.70		0.69		0.89		2.39
1.00	3.34		3,663	0.70		0.69		0.90		3.33
1.00	2.61	[1]	2,712	0.70	[1]	0.70	[1]	0.92	[1]	2.58	[1]

$1.00	0.68%[1]		$8,634	0.60%[1]		0.59%[1]		0.76%[1]		0.65%[1]
1.00	1.03		8,626	0.60		0.59		0.77		1.03
1.00	2.65		12,089	0.60		0.59		0.79		2.68
1.00	3.74	[1]	17,151	0.60	[1]	0.59	[1]	0.79	[1]	3.69	[1]

$1.00	0.98%[1]		$5,206	0.30%[1]		0.29%[1]		0.46%[1]		1.00%[1]
1.00	1.28	[1]	$13,051	0.30	[1]	0.29	[1]	0.47	[1]	1.27	[1]

$1.00	0.29%[1]		$5,950	0.98%[1]		0.97%[1]		1.14%[1]		0.30%[1]
1.00	0.54	[1]	$6,215	1.00	[1]	0.99	[1]	1.16	[1]	0.57	[1]

45

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

California Money Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0052	($0.0052)
10/31/02	1.00	0.0132	(0.0132)
10/31/01	1.00	0.0271	(0.0271)
10/31/00	1.00	0.0326	(0.0326)
02/01/99 through 10/31/99	1.00	0.0201	(0.0201)
01/31/99	1.00	0.0305	(0.0305)
01/31/98	1.00	0.0334	(0.0334)
Dollar Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0040	($0.0040)
10/31/02	1.00	0.0107	(0.0107)
10/31/01	1.00	0.0246	(0.0246)
10/31/00	1.00	0.0301	(0.0301)
02/01/99 through 10/31/99	1.00	0.0182	(0.0182)
01/31/99	1.00	0.0280	(0.0280)
01/31/98	1.00	0.0309	(0.0309)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0014	($0.0014)
05/20/02[2] through 10/31/02	1.00	0.0022	(0.0022)

New York Money Fund Portfolio
Institutional Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0053	($0.0053)
10/31/02	1.00	0.0131	(0.0131)
10/31/01	1.00	0.0285	(0.0285)
10/31/00	1.00	0.0364	(0.0364)
08/01/99 through 10/31/99	1.00	0.0076	(0.0076)
07/31/99	1.00	0.0289	(0.0289)
07/31/98	1.00	0.0336	(0.0336)
Dollar Shares[3]
11/01/02 through 04/30/03[8]	$1.00	$0.0041	($0.0041)
10/31/02	1.00	0.0106	(0.0106)
10/31/01	1.00	0.0260	(0.0260)
10/31/00	1.00	0.0205	(0.0205)
08/01/99 through 10/31/99	1.00	—	—
07/31/99	1.00	—	—
07/31/98	1.00	0.0303	(0.0303)
Bear Stearns Shares
11/01/02 through 04/30/03[8]	$1.00	$0.0014	($0.0014)
05/20/02[2] through 10/31/02	1.00	0.0021	(0.0021)

[1]	Annualized.
[2]	Commencement of Operations.
[3]	There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.
[4]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09, 2003.
[5]	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 02, 2002 and January 17, 2003 to April 30, 2003.
[6]	There were no Cash Management Shares outstanding during the period October 16, 2002 to April 30, 2003.
[7]	Past performance is no guarantee of future results.
[8]	Unaudited.

See accompanying notes to financial statements.

46

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[7]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.06%[1]	$451,095	0.20%[1]	0.19%[1]	0.40%[1]	1.05%[1]
1.00	1.33	456,081	0.20	0.19	0.42	1.32
1.00	2.74	542,541	0.20	0.19	0.44	2.72
1.00	3.31	575,735	0.20	0.20	0.44	3.25
1.00	2.73 [1]	543,476	0.20 [1]	0.20 [1]	0.45 [1]	2.68 [1]
1.00	3.09	549,170	0.20	0.20	0.45	3.02
1.00	3.39	460,339	0.20	0.20	0.46	3.34

$1.00	0.80%[1]	$15,175	0.45%[1]	0.44%[1]	0.65%[1]	0.82%[1]
1.00	1.07	29,922	0.45	0.45	0.67	1.12
1.00	2.49	27,460	0.45	0.44	0.69	2.45
1.00	3.05	10,212	0.45	0.45	0.69	2.98
1.00	2.48 [1]	8,288	0.45 [1]	0.45 [1]	0.70 [1]	2.43 [1]
1.00	2.84	139,601	0.45	0.45	0.70	2.77
1.00	3.14	130,547	0.45	0.45	0.71	3.09

$1.00	0.28%[1]	$2,731	0.97%[1]	0.96%[1]	1.17%[1]	0.28%[1]
1.00	0.48[1]	668	1.00[1]	0.99[1]	1.20[1]	0.51 [1]

$1.00	1.07%[1]	$399,314	0.20%[1]	0.19%[1]	0.40%[1]	1.06%[1]
1.00	1.32	362,077	0.20	0.19	0.41	1.31
1.00	2.89	369,989	0.20	0.19	0.44	2.82
1.00	3.71	302,194	0.20	0.19	0.46	3.61
1.00	3.06[1]	323,247	0.20 [1]	0.20 [1]	0.50 [1]	3.02 [1]
1.00	2.93	295,728	0.20	0.20	0.48	2.87
1.00	3.41	318,091	0.20	0.20	0.48	3.35

$1.00	0.82%[1]	$5,754	0.45%[1]	0.44%[1]	0.65%[1]	0.81%[1]
1.00	1.07	4,716	0.45	0.44	0.66	1.06
1.00	2.63	3,896	0.45	0.44	0.69	2.52
1.00	3.73 [1]	1,647	0.45 [1]	0.44 [1]	0.70 [1]	3.66 [1]
1.00	—	—	—	—	—	—
1.00	—	—	—	—	—	—
1.00	3.16[1]	—	0.45[1]	0.45[1]	0.73[1]	3.11[1]

$1.00	0.28%[1]	$15,669	0.99%[1]	0.98%[1]	1.19%[1]	0.29%[1]
1.00	0.46[1]	16,997	1.00[1]	0.99[1]	1.19[1]	0.46[1]

47

Notes to Financial Statements

BlackRock Provident Institutional Funds (‘‘BPIF’’ or the ‘‘Company’’) (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. (‘‘Temp’’), (2) Trust for Federal Securities (‘‘Fed’’), (3) Municipal Fund for Temporary Investment (‘‘Muni’’), (4) Municipal Fund for California Investors, Inc. (‘‘Cal Muni’’) and (5) Municipal Fund for New York Investors, Inc. (‘‘NY Muni’’) (together the ‘‘Predecessor Companies’’). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp—TempFund and TempCash; Fed—FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni—MuniFund and MuniCash; Cal Muni—California Money Fund and NY Muni—New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

California Money Fund and New York Money Fund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offers six classes of shares: Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers six classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offers five classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, institutions (‘‘Service Organizations’’) provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company’s payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares, Bear Stearns Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers (‘‘Broker/Dealers’’) provide certain sales and support services to their clients who beneficially own Plus Shares, Bear Stearns Shares and Cash Plus Shares, in consideration for the Company’s payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of April 30, 2003, no Plus Shares or Cash Plus Shares were outstanding.

Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the

48

Notes to Financial Statements (Continued)

possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A)    Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation—Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

Repurchase Agreements—The Company may purchase, for TempFund and FedFund money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

Dividends to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Other—Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    Transactions with Affiliates and Related Parties

Under agreements between the Company and BlackRock Institutional Management Corporation (‘‘BIMC’’), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company’s portfolios and serves as Co-Administrator. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). PFPC Trust Co., an indirect subsidiary of PNC, is the Company’s custodian and PFPC Inc. (‘‘PFPC’’), an indirect subsidiary of PNC, is the Company’s transfer agent and Co-Administrator.

BlackRock Distributors, Inc. (‘‘BDI’’), an indirect subsidiary of PNC, serves as the Company’s distributor. No compensation is payable by the Company to BDI for its distribution services.

49

Notes to Financial Statements (Continued)

The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together, the ‘‘Co-Administrators”). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

In return for BIMC’s advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to MuniFund, the fee payable, based on the portfolio’s average daily net assets; and with respect to FedFund, the fee payable based on the combined average assets of the portfolio and T-Fund, Federal Trust Fund and Treasury Trust Fund, other portfolios offered by BPIF, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

For the six months ended April 30, 2003, advisory fees and waivers for each Portfolio were as follows:

	GROSS ADVISORY FEE	WAIVER	NET ADVISORY FEE
TempFund	$12,105,150	$1,543,891	$10,561,259
FedFund	1,758,730	632,551	1,126,179
MuniFund	1,216,078	595,387	620,691
California Money Fund	496,222	257,521	238,701
New York Money Fund	434,853	224,153	210,700

In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

For the six months ended April 30, 2003, administration fees and waivers for each Portfolio were as follows:

	GROSS ADMINISTRATION FEE	WAIVER	NET ADMINISTRATION FEE
TempFund	$15,699,138	$1,543,891	$14,155,247
FedFund	2,329,766	632,551	1,697,215
MuniFund	1,216,078	595,387	620,691
California Money Fund	434,194	257,521	176,673
New York Money Fund	380,497	224,153	156,344

The Co-Administrators and BIMC have agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of TempFund do not exceed .18% of its average net assets; and with respect to the other portfolios, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

50

Notes to Financial Statements (Continued)

Pursuant to the Company’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“Custody Credits”). For the six months ended April 30, 2003, custody credits earned were as follows: $59,595 with respect to MuniFund, $18,743 with respect to California Money Fund and $20,659 with respect to New York Money Fund.

For the six months ended April 30, 2003, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $4,276,366 with respect to TempFund, $595,350 with respect to FedFund, and $3,751 with respect to MuniFund.

(C)    Capital Shares

The Company’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Transactions in capital shares for each period were as follows:

	TEMPFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$140,691,586,789	$320,329,757,727
Dollar Shares	21,486,566,248	39,234,740,356
Cash Management Shares	133,835,011	248,094,854
Cash Reserve Shares	8,666,939	24,422,274
Administration Shares	192,020	154,263
Bear Stearns Shares	154,513,092	48,354,071
Shares issued in reinvestment of dividends:
Institutional Shares	59,518,388	225,390,564
Dollar Shares	1,928,314	6,172,161
Cash Management Shares	5,745	275,905
Cash Reserve Shares	503,834	3,115,566
Administration Shares	1,139	439
Bear Stearns Shares	81,868	44,475
Shares redeemed:
Institutional Shares	(140,695,682,603)	(326,832,864,751)
Dollar Shares	(22,030,045,631)	(40,608,515,754)
Cash Management Shares	(142,383,273)	(241,272,061)
Cash Reserve Shares	(172,197,517)	(57,241,521)
Administration Shares	(10,268)	(30,230)
Bear Stearns Shares	(99,817,973)	(25,681,761)

Net decrease	$(602,737,878)	$(7,645,083,423)

51

Notes to Financial Statements (Continued)

	FEDFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$9,681,168,717	$18,339,130,376
Dollar Shares	4,751,721,170	10,103,298,229
Cash Reserve Shares	14,663,520	—
Bear Stearns Shares	13,634,476	8,279,194
Shares issued in reinvestment of dividends:
Institutional Shares	3,935,982	10,933,307
Dollar Shares	23,542	126,269
Cash Reserve Shares	—	—
Bear Stearns Shares	8,252	9,331
Shares redeemed:
Institutional Shares	(9,079,224,310)	(18,079,562,829)
Dollar Shares	(4,934,588,040)	(10,281,928,162)
Cash Reserve Shares	—	—
Bear Stearns Shares	(10,897,323)	(5,560,998)

Net increase	$440,445,986	$94,724,717

	MUNIFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$3,985,223,715	$5,677,842,960
Dollar Shares	129,291,982	315,683,136
Cash Management Shares	21,863,267	36,581,859
Cash Reserve Shares	12,374,004	1,830,434
Administration Shares	5,019,798	31,749,257
Bear Stearns Shares	11,562,353	14,167,527
Shares issued in reinvestment of dividends:
Institutional Shares	2,050,033	2,026,277
Dollar Shares	284,362	471,373
Cash Management Shares	—	—
Cash Reserve Shares	44,143	116,882
Administration Shares	—	—
Bear Stearns Shares	8,822	3,426
Shares redeemed:
Institutional Shares	(3,702,765,100)	(5,331,566,467)
Dollar Shares	(169,387,598)	(312,627,339)
Cash Management Shares	(20,947,458)	(30,147,858)
Cash Reserve Shares	(12,409,724)	(5,408,236)
Administration Shares	(12,865,294)	(18,698,109)
Bear Stearns Shares	(11,836,297)	(7,955,746)

Net increase	$237,511,008	$374,069,376

52

Notes to Financial Statements (Continued)

	CALIFORNIA MONEY FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$986,418,387	$1,988,548,366
Dollar Shares	13,018,858	50,549,316
Bear Stearns Shares	5,251,190	1,796,081
Shares issued in reinvestment of dividends:
Institutional Shares	78,452	200,341
Dollar Shares	28,476	10,605
Bear Stearns Shares	2,928	608
Shares redeemed:
Institutional Shares	(991,439,558)	(2,075,270,946)
Dollar Shares	(27,792,158)	(48,099,082)
Bear Stearns Shares	(3,190,773)	(1,129,139)

Net decrease	$(17,624,198)	$(83,393,850)

	NEW YORK MONEY FUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$989,922,051	$1,728,948,642
Dollar Shares	7,340,197	11,490,672
Bear Stearns Shares	56,494,451	59,254,425
Shares issued in reinvestment of dividends:
Institutional Shares	36,588	113,234
Dollar Shares	23,221	46,071
Bear Stearns Shares	24,536	22,182
Shares redeemed:
Institutional Shares	(952,728,522)	(1,736,974,356)
Dollar Shares	(6,325,305)	(10,716,044)
Bear Stearns Shares	(57,847,096)	(42,279,717)

Net increase	$36,940,121	$9,905,109

On April 30, 2003, one shareholder held approximately 11% of the outstanding shares of TempFund, two shareholders held approximately 50% of FedFund, two shareholders held approximately 29% of MuniFund, one shareholder held approximately 20% of California Money Fund and three shareholders held approximately 70% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

53

Notes to Financial Statements (Continued)

(D)     At April 30, 2003, net assets consisted of :

	TEMPFUND PORTFOLIO	FEDFUND PORTFOLIO	MUNIFUND PORTFOLIO
Paid-in capital	$23,845,216,480	$3,033,992,229	$1,388,320,320
Accumulated net realized gain (loss) on security transactions	(474,862)	15,261	(15,606)

Net Assets	$23,844,741,618	$3,034,007,490	$1,388,304,714

		CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO
Paid-in capital		$469,122,754	$420,731,335
Accumulated net realized gain (loss) on security transactions		(122,452)	5,717

Net Assets		$469,000,302	$420,737,052

(E)    Federal Tax Information

No provision is made for Federal taxes as it is the Company’s intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2002.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

54

Notes to Financial Statements (Concluded)

As of October 31, 2002, the components of distributable earnings (/accumulated losses) were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRYFORWARDS
TempFund Portfolio	—	$34,933,165	$(468,456)
FedFund Portfolio	—	3,463,929	(25,963)
MuniFund Portfolio	$1,479,431	—	(31,029)
California Money Fund Portfolio	617,961	—	(76,526)
New York Money Fund Portfolio	469,976	—	(1,390)

At October 31, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2003	2004	2005	2006	2007	2008	2009	2010	Total
TempFund Portfolio	—	—	—	—	—	—	—	$468,456	$468,456
FedFund Portfolio	—	$2,632	$23,331	—	—	—	—	—	25,963
MuniFund Portfolio	—	—	—	—	17,276	13,753	—	—	31,029
California Money Fund Portfolio	—	—	10,699	—	—	—	65,827	—	76,526
New York Money Fund Portfolio	—	—	—	$1,390	—	—	—	—	1,390

55

Investment Adviser

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Co.

Philadelphia, Pennsylvania 19153

Counsel

Drinker Biddle & Reath LLP

Philadelphia, Pennsylvania 19103

Independent Accountants

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BPIF-SA-001

[LOGO] SIERRA CLUB FOUNDED 1892 Mutual Funds

Semi-Annual Report

FedFund - Cash Reserve Shares April 30, 2003	NOT FDIC- INSURED	May lose value No bank guarantee

100 Bellevue Parkway 4th Floor Wilmington, DE 19809 (302) 797-2000 www.brpif.com

May 15, 2003

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Provident Institutional Funds for the six-month period ended April 30, 2003.

BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

Ralph Schlosstein

Chairman & President

BlackRock Provident Institutional Funds

FedFund Portfolio

Statement of Net Assets

April 30, 2003

(Unaudited)

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—68.8%
Federal Farm Credit Bank Discount Notes—0.7%
1.24%	07/11/03	$20,000	$19,951,286

Federal Farm Credit Bank Variable Rate Notes—14.9%
1.25%(b)	05/01/03	150,000	149,960,110
1.18%(b)	05/05/03	140,000	139,990,411
1.22%(b)	05/05/03	33,000	32,993,469
1.19%(b)	05/20/03	50,000	49,997,647
1.14%(b)	07/10/03	30,000	29,999,157
1.19%(b)	07/30/03	48,000	47,995,204

			450,935,998

Federal Home Loan Bank Bonds—5.2%
2.65%	06/16/03	35,000	34,999,048
1.88%	08/01/03	18,600	18,596,296
1.63%	08/12/03	8,000	7,994,752
5.58%	09/02/03	10,000	10,122,324
5.60%	09/02/03	4,000	4,050,812
5.13%	09/15/03	5,000	5,064,196
5.38%	01/05/04	3,435	3,529,991
1.25%	04/15/04	4,200	4,198,876
3.75%	04/15/04	6,300	6,448,276
4.88%	04/16/04	27,445	28,379,192
1.40%	05/14/04	25,000	25,000,000
3.38%	05/14/04	3,995	4,077,738
7.13%	05/14/04	4,885	5,174,554

			157,636,055

Federal Home Loan Bank Discount Notes—2.5%
1.25%	05/01/03	10,000	10,000,000
1.24%	07/09/03	44,123	44,018,557
1.24%	07/16/03	20,300	20,247,074

			74,265,631

Federal Home Loan Bank Variable Rate Notes—19.4%
1.18%(b)	05/06/03	200,000	199,948,193
1.25%(b)	05/23/03	60,000	59,972,164
1.19%(b)	05/27/03	65,000	64,968,450
1.14%(b)	06/20/03	43,000	42,979,030
1.13%(b)	06/30/03	102,000	101,969,453
1.14% (b)	07/07/03	120,000	119,963,987

			589,801,277

See accompanying notes to financial statements.

2

FedFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity	Par (000)	Value
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Bonds—1.2%
3.25%	12/15/03	$25,300	$25,613,695
3.25%	01/15/04	11,000	11,153,340

			36,767,035

Federal Home Loan Mortgage Corporation Discount Notes—12.9%
1.23%	05/15/03	100,000	99,952,361
1.23%	05/22/03	100,000	99,928,250
1.86%	07/17/03	25,000	24,900,542
1.92%	07/17/03	25,000	24,897,333
1.97%	07/17/03	25,000	24,894,660
1.26%	12/19/03	47,000	46,619,874
1.26%	02/26/04	40,000	39,578,600
1.27%	02/26/04	30,000	29,681,442

			390,453,062

Federal National Mortgage Association Bonds—2.1%
4.00%	08/15/03	5,000	5,031,978
5.91%	08/25/03	5,000	5,064,864
4.75%	11/14/03	8,500	8,631,364
3.13%	11/15/03	20,000	20,141,609
5.13%	02/13/04	5,375	5,535,028
4.75%	03/15/04	19,602	20,198,587

			64,603,430

Federal National Mortgage Association Discount Notes—3.8%
1.97%	06/27/03	25,000	24,922,021
1.24%	07/02/03	21,000	20,955,334
1.80%	07/25/03	28,000	27,881,000
1.23%	08/06/03	40,000	39,867,433
1.32%	05/15/04	2,340	2,307,449

			115,933,237

Federal National Mortgage Association Variable Rate Notes—5.4%
1.17% (b)	05/01/03	40,000	39,992,974
1.20% (b)	05/20/03	25,000	24,992,308
1.17% (b)	06/11/03	100,000	99,968,103

			164,953,385

Student Loan Marketing Association Bonds—0.7%
4.75%	04/23/04	21,000	21,711,480

TOTAL AGENCY OBLIGATIONS (Cost $2,087,011,876)			2,087,011,876

See accompanying notes to financial statements.

3

FedFund Portfolio

Statement of Net Assets (Continued)

(Unaudited)

	Maturity		Par (000)	Value
REPURCHASE AGREEMENTS—31.9%
Goldman Sachs & Co.
1.33%	05/01/03		$200,000	$200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,389 collateralized by $267,350,402 Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 2.63% to 6.50% due from 12/15/31 to 04/25/33. The market value is $206,000,000.)

Morgan Stanley & Co. Incorporated
1.33%	05/01/03		200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,389 collateralized by $593,458,817 Federal Home Loan Mortgage Corporation Bonds 6.50% due from 03/01/09 to 01/01/24. The market value is $206,412,000.)

PNC Bank, N.A.
1.08%	05/01/03		65,300	65,300,000

(Agreement dated 04/30/03 to be repurchased at $65,301,950 collateralized by 102,804,900 Federal Home Loan Bank Bonds and Federal National Mortgage Association Notes 2.50% to 5.50% due from 02/15/06 to 03/15/06. The market value is $102,681,700.)

UBS Warburg LLC.
1.21%	05/01/03		102,900	102,900,000

(Agreement dated 04/30/03 to be repurchased at $102,903,459 collateralized by $967,093,883 Federal National Mortgage Association Bonds and Strips 0.00% to 5.50% due from 02/01/17 to 04/01/33. The market value is $105,989,268.)

UBS Warburg LLC.
1.35%	05/01/03		200,000	200,000,000

(Agreement dated 04/30/03 to be repurchased at $200,007,500 collateralized by $247,101,176 Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds 5.00% to 7.00% due from 09/01/17 to 03/01/32. The market value is $206,001,116.)

UBS Warburg LLC.
1.17%	06/30/03	(c)	100,000	100,000,000

(Agreement dated 03/31/03 to be repurchased at $100,295,750 collateralized by $466,449,589 Federal National Mortgage Association Strips 0.00% due from 02/01/18 to 02/01/33. The market value is $103,000,101.)

See accompanying notes to financial statements.

4

FedFund Portfolio

Statement of Net Assets (Concluded)

(Unaudited)

	Maturity		Par (000)	Value
REPURCHASE AGREEMENTS (continued)
UBS Warburg LLC.
1.22%	07/23/03	(c)	$100,000	$100,000,000

(Agreement dated 04/24/03 to be repurchased at $100,305,000 collateralized by 177,445,386 Federal National Mortgage Association Strips 0.00% due from 04/01/32 to 07/01/32. The market value is $103,001,903.)

TOTAL REPURCHASE AGREEMENTS

(Cost $968,200,000)				968,200,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,055,211,876(a))	100.7%	3,055,211,876
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7%)	(21,204,386)

NET ASSETS (Equivalent to $1.00 per share based on 2,561,035,159 Institutional Shares, 452,820,618 Dollar Shares, 14,663,520 Cash Reserve Shares and 5,472,932 Bear Stearns Shares outstanding)	100.0%	$3,034,007,490

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($3,034,007,490 ÷ 3,033,992,229)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of April 30, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.

FedFund Portfolio

Maturity Information

April 30, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	1,741,200,000	57.1%
31-60 Days	203,000,000	6.6
61-90 Days	660,423,000	21.6
91-120 Days	124,600,000	4.1
121-150 Days	19,000,000	0.6
Over 150 Days	305,377,000	10.0

Average Weighted Maturity—57 days

See accompanying notes to financial statements.

5

BlackRock Provident Institutional Funds

Statements of Operations

For the Six Months Ended April 30, 2003

(Unaudited)

FEDFUND PORTFOLIO

Investment Income:

Interest income	$22,692,539

Expenses:

Investment advisory fee	1,758,730

Administration fee	2,329,766

Custodian fee	193,576

Transfer agent fee	29,321

Service Organization fees—Dollar Shares	701,793

Service Organization fees—Cash Management Shares	—

Service Organization fees—Cash Reserve Shares	4,551

Service Organization fees—Bear Stearns Shares	8,716

Service fees—Administration Shares	—

Distribution (12b-1) fees—Bear Stearns Shares	6,779

Legal fees	28,428

Audit fees	11,772

Printing	—

Registration fees and expenses	46,130

Trustees’ fees and expenses	9,035

Other	26,989

5,155,586

Less fees waived	(1,265,102)

Less custody fees paid indirectly	—

Total expenses	3,890,484

Net investment income	18,802,055

Net realized gain from investment transactions	41,224

Net increase in net assets resulting from operations	$18,843,279

See accompanying notes to financial statements.

6

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	FEDFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Increase (decrease) in net assets:
Operations:

Net investment income	$18,802,055	$52,923,645

Net gain on investments	41,224	12,318

Net increase in net assets resulting from operations	18,843,279	52,935,963

Distributions to shareholders from:

Net investment income:

Institutional Shares	(15,993,596)	(41,948,733)

Dollar Shares	(2,792,379)	(10,964,918)

Cash Management Shares	—	—

Cash Reserve Shares	(8,092)	—

Administration Shares	—	—

Bear Stearns Shares	(7,988)	(9,994)

Total distributions from net investment income	(18,802,055)	(52,923,645)

Short-term gains:

Institutional Shares	—	—

Dollar Shares	—	—

Cash Management Shares	—	—

Cash Reserve Shares	—	—

Administration Shares	—	—

Bear Stearns Shares	—	—

Total distributions from short-term gains	—	—

Total distributions to shareholders	(18,802,055)	(52,923,645)

Capital share transactions	440,445,986	94,724,717

Total increase in net assets	440,487,210	94,737,035

Net assets:

Beginning of period	2,593,520,280	2,498,783,245

End of period	$3,034,007,490	$2,593,520,280

See accompanying notes to financial statements.

7

BlackRock Provident institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

FedFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
11/01/02 through 04/30/03[4]	$1.00	$0.0061	($0.0061)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0469	(0.0469)
10/31/00	1.00	0.0594	(0.0594)
10/31/99	1.00	0.0483	(0.0483)
10/31/98	1.00	0.0535	(0.0535)
Dollar Shares
11/01/02 through 04/30/03[4]	$1.00	$0.0049	($0.0049)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0444	(0.0444)
10/31/00	1.00	0.0569	(0.0569)
10/31/99	1.00	0.0458	(0.0458)
10/31/98	1.00	0.0510	(0.0510)
Cash Reserve Shares
04/01/03[2] through 04/30/03[4]	$1.00	$0.0006	($0.0006)
Bear Stearns Shares
11/01/02 through 04/30/03[4]	$1.00	$0.0022	($0.0022)
05/20/02[2] through 10/31/02	1.00	0.0040	(0.0040)

[1]	Annualized.
[2]	Commencement of Operations.
[3]	Past performance is no guarantee of future results.
[4]	Unaudited.

See accompanying notes to financial statements.

8

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[3]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.24%[1]	$2,561,021	0.20%[1]	0.20%[1]	0.28%[1]	1.23%[1]
1.00	1.85	1,955,108	0.20	0.20	0.26	1.82
1.00	4.79	1,684,597	0.20	0.20	0.27	4.61
1.00	6.10	1,400,232	0.20	0.20	0.29	6.01
1.00	4.94	742,744	0.20	0.20	0.28	4.81
1.00	5.48	1,116,979	0.20	0.20	0.28	5.35

$1.00	0.99%[1]	$452,850	0.45%[1]	0.45%[1]	0.53%[1]	0.99%[1]
1.00	1.60	635,685	0.45	0.45	0.50	1.61
1.00	4.53	814,186	0.45	0.45	0.52	4.18
1.00	5.84	216,511	0.45	0.45	0.54	6.04
1.00	4.69	34,611	0.45	0.45	0.53	4.56
1.00	5.23	30,459	0.45	0.45	0.53	5.10

$1.00	0.72%[1]	$14,664	0.60%[1]	0.60%[1]	0.68%[1]	0.71%[1]

$1.00	0.44%[1]	$5,473	1.00%[1]	1.00%[1]	1.08%[1]	0.41%[1]
1.00	0.89 [1]	2,728	1.00 [1]	1.00 [1]	1.08 [1]	0.87 [1]

9

Notes to Financial Statements

BlackRock Provident Institutional Funds (‘‘BPIF’’ or the ‘‘Company’’) (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. (‘‘Temp’’), (2) Trust for Federal Securities (‘‘Fed’’), (3) Municipal Fund for Temporary Investment (‘‘Muni’’), (4) Municipal Fund for California Investors, Inc. (‘‘Cal Muni’’) and (5) Municipal Fund for New York Investors, Inc. (‘‘NY Muni’’) (together the ‘‘Predecessor Companies’’). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp—TempFund and TempCash; Fed—FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni—MuniFund and MuniCash; Cal Muni—California Money Fund and NY Muni—New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

California Money Fund and New York Money Fund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offers six classes of shares: Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers six classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offers five classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, institutions (‘‘Service Organizations’’) provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company’s payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50%

10

Notes to Financial Statements (Continued)

for Cash Management Shares, Bear Stearns Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers (‘‘Broker/Dealers’’) provide certain sales and support services to their clients who beneficially own Plus Shares, Bear Stearns Shares and Cash Plus Shares, in consideration for the Company’s payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of April 30, 2003, no Plus Shares or Cash Plus Shares were outstanding.

(A)    Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation—Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

Repurchase Agreements—The Company may purchase for FedFund money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to

11

Notes to Financial Statements (Continued)

repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

Dividends to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Other—Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    Transactions with Affiliates and Related Parties

Under agreements between the Company and BlackRock Institutional Management Corporation (‘‘BIMC’’), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company’s portfolios and serves as Co-Administrator. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). PFPC Trust Co., an indirect subsidiary of PNC, is the Company’s custodian and PFPC Inc. (‘‘PFPC’’), an indirect subsidiary of PNC, is the Company’s transfer agent and Co-Administrator.

BlackRock Distributors, Inc. (‘‘BDI’’), an indirect subsidiary of PNC, serves as the Company’s distributor. No compensation is payable by the Company to BDI for its distribution services.

12

Notes to Financial Statements (Continued)

The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together, the ‘‘Co-Administrators”). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

In return for BIMC’s advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of FedFund and T-Fund, Federal Trust Fund and Treasury Trust Fund, other portfolios offered by BPIF, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

For the six months ended April 30, 2003, advisory fees and waivers for FedFund were as follows:

	GROSS ADVISORY FEE	WAIVER	NET ADVISORY FEE
FedFund	$1,758,730	$632,551	$1,126,179

In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of FedFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

For the six months ended April 30, 2003, administration fees and waivers for FedFund were as follows:

	GROSS ADMINISTRATION FEE	WAIVER	NET ADMINISTRATION FEE
FedFund	2,329,766	632,551	1,697,215

The Co-Administrators and BIMC have agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of FedFund do not exceed .20% of its average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

13

Notes to Financial Statements (Continued)

Pursuant to the Company’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“Custody Credits”).

For the six months ended April 30, 2003, FedFund paid Service Organization fees to affiliates of BIMC in the amount as follows: $595,350.

(C)    Capital Shares

The Company’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because FedFund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

	FEDFUND PORTFOLIO
	SIX MONTHS ENDED APRIL 30, 2003	YEAR ENDED OCTOBER 31, 2002
	(UNAUDITED)
Shares sold:
Institutional Shares	$9,681,168,717	$18,339,130,376
Dollar Shares	4,751,721,170	10,103,298,229
Cash Reserve Shares	14,663,520	—
Bear Stearns Shares	13,634,476	8,279,194
Shares issued in reinvestment of dividends:
Institutional Shares	3,935,982	10,933,307
Dollar Shares	23,542	126,269
Cash Reserve Shares	—	—
Bear Stearns Shares	8,252	9,331
Shares redeemed:
Institutional Shares	(9,079,224,310)	(18,079,562,829)
Dollar Shares	(4,934,588,040)	(10,281,928,162)
Cash Reserve Shares	—	—
Bear Stearns Shares	(10,897,323)	(5,560,998)

Net increase	$440,445,986	$94,724,717

14

Notes to Financial Statements (Continued)

On April 30, 2003, two shareholders held approximately 50% of FedFund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(D)     At April 30, 2003, net assets consisted of :

FEDFUND PORTFOLIO
Paid-in capital	$3,033,992,229
Accumulated net realized gain on security transactions	15,261

Net Assets	$3,034,007,490

(E)    Federal Tax Information

No provision is made for Federal taxes as it is the Company’s intention to have FedFund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2002.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of October 31, 2002, the components of distributable earnings/(accumulated losses) were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRYFORWARDS
FedFund Portfolio	—	3,463,929	(25,963)

15

Notes to Financial Statements (Concluded)

At October 31, 2002, FedFund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2003	2004	2005	2006	2007	2008	2009	2010	Total
FedFund Portfolio	—	$2,632	$23,331	—	—	—	—	—	25,963

16

Investment Adviser

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Co.

Philadelphia, Pennsylvania 19153

Counsel

Drinker Biddle & Reath LLP

Philadelphia, Pennsylvania 19103

Independent Accountants

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BPIF-SA-001

Investment Advisor

BlackRock Institutional

Management Corporation

Co-Administrators

BlackRock Institutional

Management Corporation

and PFPC Inc.

Distributor

BlackRock Distributors, Inc.

Counsel

Drinker Biddle & Reath LLP

Independent Accountants

PricewaterhouseCoopers, LLP

Custodian

PFPC Trust Company

Transfer Agent

PFPC Inc.

FedFund - Cash Reserve Shares

www.sierraclubfunds.com

Toll-Free Tel: (866) 897-5982

Printed on recycled paper	SCSANN 4/03

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period ended April 30, 2003.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period ended April 30, 2003.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period ended April 30, 2003.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls or in other factors that could significantly affect the Registrant’s internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period ended April 30, 2003.

(b)	Attached hereto

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         BlackRock Provident Institutional Funds

By (Signature and Title)*         /s/ Ralph Schlosstein

        Ralph Schlosstein, President

        (principal executive officer)

Date                                 July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Ralph Schlosstein

        Ralph Schlosstein, President

        (principal executive officer)

Date                                 July 7, 2003

By (Signature and Title)*         /s/ Paul Audet

        Paul Audet, Treasurer

        (principal financial officer)

Date                                 July 7, 2003

* Print the name and title of each signing officer under his or her signature.